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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05686
AIM Investment Securities Funds

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 10/31/09

Item 1. Schedule of Investments.

AIM Core Bond Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com          CBD-QTR-1 10/09          Invesco Aim Advisors, Inc.

Schedule of Investments (a)
October 31, 2009
(Unaudited)

	Principal
	Amount	Value
Bonds & Notes—37.61%

Aerospace & Defense—0.69%

Northrop Grumman Corp., Sr. Unsec. Unsub. Notes, 5.05%, 08/01/19	$2,295,000	$2,421,725

Airlines—0.51%

Continental Airlines Inc., Pass Through Ctfs., 9.00%, 07/08/16	1,680,000	1,794,450

Apparel Retail—0.29%

TJX Cos., Inc. (The), Sr. Unsec. Notes, 6.95%, 04/15/19	865,000	1,015,750

Asset Management & Custody Banks—0.24%

Bank of New York Mellon Corp. (The), Sr. Unsec. Notes, 4.30%, 05/15/14	810,000	854,515

Automobile Manufacturers—0.29%

Hyundai Capital Services Inc. (South Korea), Medium-Term Notes, 6.00%, 05/05/15(b)	1,000,000	1,009,535

Brewers—0.64%

Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.20%, 01/15/14(b)	2,000,000	2,244,778

Broadcasting—0.82%

COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	1,170,000	1,419,888
Sr. Unsec. Global Notes, 4.63%, 01/15/10	940,000	946,414
COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(b)	483,000	505,141

		2,871,443

Cable & Satellite—0.35%

Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.75%, 02/14/19	1,000,000	1,233,713

Computer & Electronics Retail—0.62%

Best Buy Co. Inc., Sr. Unsec. Unsub. Global Notes, 6.75%, 07/15/13	2,010,000	2,169,783

Computer Hardware—0.26%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 4.75%, 06/02/14	835,000	899,103

Diversified Banks—3.50%

Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.75%, 05/22/19	2,435,000	2,745,999
HBOS PLC (United Kingdom), Sr. Unsec. Sub. Notes, 6.75%, 05/21/18(b)	1,000,000	921,296
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Unsub. Floating Rate Medium-Term Euro Notes, 3.78%, 04/17/14(c)	135,000	145,326
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Unsub. Medium-Term Notes, 4.88%, 08/25/14(b)	1,560,000	1,587,407
Standard Chartered PLC (United Kingdom), Sr. Notes, 5.50%, 11/18/14(b)	1,880,000	2,029,982
VTB Capital S.A. (Luxembourg)Tranche 1, Sr. Sec. Unsub. Floating Rate Loan Participation Notes, 2.18%, 11/02/09(b)(c)	4,000,000	3,960,500
Wachovia Corp., Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	830,000	890,481

		12,280,991

Diversified Capital Markets—0.44%

Credit Suisse (Switzerland), Sr. Unsec. Global Notes, 5.30%, 08/13/19	315,000	325,259
UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	1,200,000	1,229,213

		1,554,472

Diversified Chemicals—0.33%

Cabot Corp., Sr. Unsec. Unsub. Notes, 5.00%, 10/01/16	1,170,000	1,169,887

Electric Utilities—2.84%

Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	585,000	633,793
DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	400,000	464,518
Sr. Unsec. Unsub. Notes, 9.75%, 03/15/19(b)	1,690,000	2,018,591
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,270,000	1,288,320
Indiana Michigan Power Co., Sr. Unsec. Notes, 7.00%, 03/15/19	1,000,000	1,136,249
See accompanying notes which are an integral part of this schedule.
AIM Core Bond Fund

	Principal
	Amount	Value
Electric Utilities—(continued)

Ohio Power Co., Series 1, Sr. Unsec. Notes, 5.38%, 10/01/21	$2,685,000	$2,739,316
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	770,000	859,612
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	780,000	816,627

		9,957,026

Health Care Equipment—0.34%

St. Jude Medical Inc., Sr. Unsec. Unsub. Notes, 4.88%, 07/15/19	1,150,000	1,193,881

Health Care Services—0.79%

Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,500,000	2,761,886

Hotels, Resorts & Cruise Lines—0.71%

Hyatt Hotels Corp., Sr. Unsec. Unsub. Notes, 5.75%, 08/15/15(b)	2,395,000	2,496,190

Household Products—0.37%

Procter & Gamble Co. (The), Sr. Unsec. Global Notes, 3.50%, 02/15/15	1,235,000	1,283,328

Industrial Conglomerates—0.59%

Hutchison Whampoa International Ltd., (Cayman Islands) Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,007,847
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	925,000	1,047,349

		2,055,196

Integrated Oil & Gas—0.69%

Husky Energy Inc. (Canada), Sr. Unsec. Unsub. Global Notes, 7.25%, 12/15/19	1,015,000	1,172,624
Petrobras International Finance Co., (Cayman Islands) Sr. Unsec. Unsub. Gtd. Global Notes, 5.75%, 01/20/20	605,000	609,092
6.88%, 01/20/40	625,000	637,211

		2,418,927

Integrated Telecommunication Services—2.54%

AT&T Inc., Sr. Unsec. Unsub. Global Notes, 6.70%, 11/15/13	1,000,000	1,137,813
British Telecommunications PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 9.13%, 12/15/10	2,390,000	2,570,606
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Unsub. Global Bonds, 8.00%, 10/01/10	1,575,000	1,670,054
Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	1,150,000	1,216,172
Verizon Communications Inc., Sr. Unsec. Unsub. Global Notes, 8.75%, 11/01/18	1,000,000	1,260,747
Windstream Georgia Communications Corp., Sr. Unsec. Deb., 6.50%, 11/15/13	1,062,000	1,058,042

		8,913,434

Investment Banking & Brokerage—3.19%

Goldman Sachs Group Inc. (The), Sr. Medium-Term Notes, 6.00%, 05/01/14	780,000	858,908
Sr. Unsec. Floating Rate Medium-Term Notes, 0.37%, 12/23/09(c)	790,000	790,138
Unsec. Sub. Global Notes, 6.75%, 10/01/37	1,450,000	1,535,644
Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	2,055,000	2,239,837
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	2,125,000	2,289,008
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,960,000	1,979,181
Series F, Sr. Unsec. Medium-Term Global Notes, 5.95%, 12/28/17	1,430,000	1,476,731

		11,169,447

Life & Health Insurance—1.14%

MetLife Inc., Sr. Unsec. Global Notes, 7.72%, 02/15/19	665,000	787,043
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,385,000	1,454,374
Prudential Financial Inc., Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38(c)	1,640,000	1,747,145

		3,988,562

Managed Health Care—0.63%

UnitedHealth Group Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	2,120,000	2,212,152

Mortgage Backed Securities—0.44%

U.S. Bank N.A., Sr. Unsec. Unsub. Medium-Term Global Notes, 5.92%, 05/25/12	1,466,568	1,528,365

Multi-Line Insurance—1.64%

Metropolitan Life Global Funding I, Sr. Sec. Unsub. Global Notes, 5.13%, 04/10/13(b)	3,460,000	3,664,248
See accompanying notes which are an integral part of this schedule.
AIM Core Bond Fund

	Principal
	Amount	Value
Multi-Line Insurance—(continued)

Nationwide Mutual Insurance Co., Notes, 9.38%, 08/05/39(b)	$2,010,000	$2,091,851

		5,756,099

Multi-Utilities—0.42%

Pacific Gas & Electric Co., Sr. Unsec. Notes, 6.25%, 12/01/13	1,300,000	1,466,686

Office REIT’s—0.21%

Duke Realty LP, Sr. Unsec. Unsub. Notes, 8.25%, 08/15/19	690,000	738,009

Oil & Gas Exploration & Production—0.88%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	50,000	57,418
EOG Resources Inc., Sr. Unsec. Unsub. Notes, 5.63%, 06/01/19	1,075,000	1,177,122
XTO Energy Inc., Sr. Unsec. Unsub. Notes, 5.75%, 12/15/13	1,690,000	1,845,266

		3,079,806

Oil & Gas Storage & Transportation—1.44%

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Gtd. Unsub. Notes, 5.75%, 01/15/20	1,945,000	1,998,385
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,270,000	2,341,957
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 8.75%, 01/15/20	625,000	723,618

		5,063,960

Other Diversified Financial Services—5.21%

Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.68%, 07/19/10(c)	2,290,000	2,296,833
Cantor Fitzgerald LP, Bonds, 7.88%, 10/15/19(b)	1,090,000	1,091,894
Citigroup Inc., Sr. Unsec. Global Notes, 8.50%, 05/22/19	500,000	587,190
Sr. Unsec. Unsub. Global Notes, 5.10%, 09/29/11	1,670,000	1,739,816
Countrywide Financial Corp., Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes, 5.80%, 06/07/12	1,940,000	2,063,675
General Electric Capital Corp., Series A, Sr. Unsec. Floating Rate Medium Term Global Notes, 0.42%, 12/15/09(c)	3,000,000	3,000,157
Sr. Unsec. Unsub. Medium-Term Global Notes, 6.88%, 01/10/39	1,365,000	1,478,046
J.P. Morgan Chase Capital XXVII, Series AA, Jr. Sub. Unsec. Gtd. Notes, 7.00%, 11/01/39	2,300,000	2,315,995
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,530,000	3,689,913
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39%, 12/10/34 (Acquired 12/07/04-10/03/06; Cost $1,104,600)(b)(c)(d)(e)	1,110,000	3,608

		18,267,127

Pharmaceuticals—0.69%

Roche Holdings Inc., Sr. Unsec. Gtd. Unsub. Notes, 4.50%, 03/01/12(b)	1,520,000	1,614,570
5.00%, 03/01/14(b)	740,000	799,822

		2,414,392

Regional Banks—0.02%

PNC Capital Trust C, Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd. Capital Securities Bonds, 0.93%, 06/01/28(c)	125,000	76,430

Research & Consulting Services—0.69%

Erac USA Finance Co., Sr. Unsec. Gtd. Unsub. Notes, 8.00%, 01/15/11(b)	500,000	526,070
Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	1,810,000	1,893,327

		2,419,397

Retail REIT’s—0.32%

Simon Property Group LP, Sr. Unsec. Unsub. Notes, 6.75%, 05/15/14	1,040,000	1,130,809

Sovereign Debt—0.40%

Brazilian Government International Bond (Brazil), Sr. Unsec. Unsub. Global Notes, 5.88%, 01/15/19	1,315,000	1,405,538

Specialized Finance—0.81%

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	2,832,076

Steel—0.80%

ArcelorMittal, (Luxembourg) Sr. Unsec. Unsub. Global Notes, 9.00%, 02/15/15	845,000	968,900
7.00%, 10/15/39	1,920,000	1,821,145

		2,790,045

See accompanying notes which are an integral part of this schedule.
AIM Core Bond Fund

	Principal
	Amount	Value
Thrifts & Mortgage Finance—0.12%

PMI Capital I, Series A, Jr. Gtd. Trust Pfd. Capital Securities, 8.31%, 02/01/27	$1,000,000	$409,310

Trucking—0.45%

Stagecoach Transport Holdings PLC (The) (United Kingdom), Sr. Unsec. Unsub. Yankee Notes, 8.63%, 11/15/09	1,570,000	1,570,451

Wireless Telecommunication Services—0.26%

Vodafone Group PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 7.75%, 02/15/10	910,000	927,222

Total Bonds & Notes (Cost $125,308,716)		131,845,896

U.S. Government Sponsored Mortgage-Backed Securities—36.32%

Federal Home Loan Mortgage Corp. (FHLMC)—17.35%

Pass Through Ctfs., 6.00%, 08/01/14 to 11/01/38	7,566,279	8,064,733
5.50%, 05/01/16 to 06/01/38	22,907,013	24,149,615
6.50%, 05/01/16 to 08/01/32	55,207	59,677
7.00%, 06/01/16 to 10/01/34	4,358,168	4,864,124
7.50%, 04/01/17 to 03/01/32	1,736,860	1,995,741
6.50%, 10/01/17 to 08/01/34(f)	310,667	334,995
5.00%, 07/01/34	1,312,963	1,365,248
Pass Through Ctfs., TBA, 4.50%, 11/01/39(g)	8,500,000	8,592,973
5.00%, 11/01/39(g)	11,000,000	11,400,466

		60,827,572

Federal National Mortgage Association (FNMA)—17.36%

Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/36	2,378,501	2,698,677
7.00%, 12/01/15 to 02/01/34	2,711,867	2,986,565
6.50%, 05/01/16 to 01/01/37	914,777	994,856
6.00%, 05/01/17 to 03/01/37	234,573	249,647
5.00%, 03/01/18 to 02/01/19	600,846	640,471
5.00%, 07/01/18 (f)	269,294	287,599
5.50%, 11/01/18 to 03/01/21	401,738	432,170
8.00%, 08/01/21 to 08/01/31	15,132	16,973
8.00%, 04/01/32(f)	23,047	26,268
7.00%, 02/01/33(f)	151,465	166,714
Pass Through Ctfs., TBA, 4.00%, 11/01/24(g)	2,000,000	2,036,876
4.50%, 11/01/24 to 11/01/39(g)	16,800,000	17,235,777
5.00%, 11/01/24 to 11/01/39(g)	15,000,000	15,626,722
5.50%, 11/01/24 to 11/01/39(g)	7,500,000	7,920,702
6.00%, 11/01/39(g)	9,000,000	9,561,096

		60,881,113

Government National Mortgage Association (GNMA)—1.61%

Pass Through Ctfs., 7.50%, 06/15/23 to 05/15/32	94,475	106,672
8.50%, 02/15/25	28,614	32,845
8.00%, 08/15/25	3,907	4,469
6.56%, 01/15/27	194,330	211,902
7.00%, 04/15/28 to 09/15/32	851,698	937,926
6.00%, 11/15/28 to 02/15/33	360,794	387,008
6.50%, 01/15/29 to 03/15/37	2,859,293	3,067,548
5.50%, 06/15/35	596,041	631,980
5.00%, 07/15/35 to 08/15/35	257,287	268,669

		5,649,019

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $123,910,974)		127,357,704

Asset-Backed Securities—17.62%

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.52%, 08/25/33(c)	1,896,072	1,711,407
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	1,845,000	1,803,900
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	1,380,000	1,370,938
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,675,000	2,643,567
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(c)	2,948,000	2,943,976
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	3,000,000	3,031,274
Series 2006-T24, Class A3, Pass Through Ctfs., 5.53%, 10/12/41	1,500,000	1,479,207
Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	2,560,000	2,780,152
Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	1,110,000	1,131,864
Citibank Credit Card Issuance Trust-Series 2006-C4, Class C4, Floating Rate Pass Through Ctfs., 0.46%, 01/09/12(c)	250,000	249,022
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.20%, 08/25/34(c)	4,156,432	3,999,756
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	1,314,612	1,242,723
See accompanying notes which are an integral part of this schedule.
AIM Core Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities—(continued)

Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.18%, 09/26/34(b)(c)	$2,527,803	$2,418,462
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	2,705,000	2,674,102
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, Pass Through Ctfs., 4.74%, 02/15/30	780,000	775,545
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	3,000,000	2,957,050
Morgan Stanley Capital I, Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	2,238,557	2,302,107
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	2,608,000	2,624,656
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, Pass Through Ctfs., 5.22%, 11/15/11	1,280,471	1,297,958
Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, (Acquired 05/11/07; Cost $301,529) 0.34%, 04/25/12 (Acquired 05/11/07; Cost $628,489)(b)(c)	628,489	251,396
Structured Asset Securities Corp., Series 2007-OSI, Class A2, Floating Rate Pass Through Ctfs., 0.33%, 06/25/37(c)	979,188	892,508
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(c)	680,000	707,422
USAA Auto Owner Trust, Series 2006-2, Class A4, Pass Through Ctfs., 5.37%, 02/15/12	1,408,776	1,432,831
Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	3,000,000	3,077,257
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	3,670,000	3,625,785
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(c)	1,500,000	1,520,996
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.85%, 08/25/33(c)	3,360,464	3,177,917
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.46%, 07/25/34(c)	2,659,048	2,556,913
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 3.24%, 12/25/34(c)	3,694,107	3,541,304
Wirefree Partners III, Series 2005-1A, Notes, 6.00%, 11/17/19 (Acquired 10/12/06; Cost $2,296,676)(b)	2,321,523	1,565,965

Total Asset-Backed Securities (Cost $57,987,580)		61,787,960

U.S. Treasury Securities—17.36%

U.S. Treasury Notes—11.59%

2.00%, 02/28/10	1,400,000	1,408,367
4.50%, 04/30/12	10,900,000	11,792,437
1.88%, 02/28/14(f)	8,010,000	7,954,932
2.25%, 05/31/14	19,395,000	19,479,853

		40,635,589

U.S. Treasury Bonds—5.77%

5.38%, 02/15/31	13,240,000	15,391,501
3.50%, 02/15/39	940,000	824,263
4.50%, 08/15/39	1,370,000	1,431,864
6.25%, 05/15/30	2,000,000	2,564,687

		20,212,315

Total U.S. Treasury Securities (Cost $59,890,587)		60,847,904

	Shares
Preferred Stock—0.04%

Life & Health Insurance—0.04%

Channel Reinsurance Ltd. (Bermuda) — 1.21% Floating Rate Pfd. (Acquired 10/30/09; Cost $145,500) (b) (c)	970	145,500

Money Market Funds—9.47%

Liquid Assets Portfolio-Institutional Class (h)	16,600,152	16,600,152
Premier Portfolio-Institutional Class (h)	16,600,152	16,600,152

Total Money Market Funds (Cost $33,200,304)		33,200,304

TOTAL INVESTMENTS—118.42% (Cost $400,443,661)		415,185,268

OTHER ASSETS LESS LIABILITIES—(18.42)%		(64,575,566)

NET ASSETS—100.00%		$350,609,702

See accompanying notes which are an integral part of this schedule.
AIM Core Bond Fund

Investment Abbreviations:

Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
TBA	—To Be Announced
Unsec.	—Unsecured
Unsub.	—Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2009 was $39,522,429, which represented 11.23% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2009.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at October 31, 2009 represented less than 0.01% of the Fund’s Net Assets.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(g)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(h)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM Core Bond Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
AIM Core Bond Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
AIM Core Bond Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$33,345,804	$—	$—	$33,345,804
U.S. Treasury Securities	—	60,847,904	—	60,847,904
U.S. Government Sponsored Mortgage-Backed Debt Securities	—	127,357,704	—	127,357,704
Corporate Debt Securities	—	131,845,896	—	131,845,896
Asset Backed Securities	—	61,787,960	—	61,787,960
				$415,185,268
Other Investments*	97,446	—	—	97,446

Total Investments	$33,443,250	$381,839,464	$—	$415,282,714

*	Other Investments include futures, which are included at unrealized appreciation.
NOTE 3 — Futures Contracts at Period-End

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 5 Year Notes	28	December-2009/Short	$3,260,688	$(33,748)
U.S. Treasury 10 Year Notes	85	December-2009/Short	10,081,797	(81,198)
U.S. Treasury Long Bonds	96	December-2009/Short	11,535,000	150,840

Subtotal			$24,877,485	$35,894

U.S. Treasury 2 Year Notes	34	December-2009/Long	$7,398,719	$61,552

Total			$32,276,204	$97,446

AIM Core Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2009 was $85,510,631 and $107,157,738, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$18,231,724
Aggregate unrealized (depreciation) of investment securities	(3,348,144)

Net unrealized appreciation of investment securities	$14,883,580

Cost of investments for tax purposes is $400,301,688.
AIM Core Bond Fund

AIM Dynamics Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com          I-DYN-QTR-1 10/09          Invesco Aim Advisors, Inc.

Schedule of Investments(a)
October 31, 2009
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—98.31%

Aerospace & Defense—0.94%

BE Aerospace, Inc. (b)	500,775	$8,878,741

Air Freight & Logistics—0.86%

UTI Worldwide, Inc.	648,881	8,091,546

Apparel Retail—2.44%

Aeropostale, Inc. (b)	234,446	8,798,759
American Eagle Outfitters, Inc.	817,564	14,299,194

		23,097,953

Apparel, Accessories & Luxury Goods—3.39%

Carter’s, Inc. (b)	391,547	9,240,509
Coach, Inc.	321,921	10,613,736
Hanesbrands, Inc. (b)	563,960	12,192,815

		32,047,060

Application Software—4.35%

Adobe Systems Inc. (b)	439,872	14,489,384
Autodesk, Inc. (b)	629,727	15,699,094
Solera Holdings Inc.	339,645	10,943,362

		41,131,840

Asset Management & Custody Banks—2.27%

Affiliated Managers Group, Inc. (b)	220,905	14,025,258
State Street Corp.	176,563	7,412,115

		21,437,373

Automotive Retail—0.45%

O’Reilly Automotive, Inc. (b)	114,940	4,284,963

Biotechnology—2.11%

Talecris Biotherapeutics Holdings Corp. (b)	497,812	9,986,109
United Therapeutics Corp. (b)	233,613	9,937,897

		19,924,006

Casinos & Gaming—0.93%

International Game Technology	493,421	8,802,631

Coal & Consumable Fuels—1.10%

CONSOL Energy Inc.	242,697	10,389,859

Computer Storage & Peripherals—2.55%

NetApp, Inc. (b)	548,003	14,823,481
Western Digital Corp. (b)	275,932	9,293,390

		24,116,871

Construction & Engineering—1.59%

Quanta Services, Inc. (b)	361,917	7,672,641
Shaw Group Inc. (The) (b)	287,576	7,379,200

		15,051,841

Consumer Finance—1.38%

Capital One Financial Corp.	356,645	13,053,207

Data Processing & Outsourced Services—1.19%

Alliance Data Systems Corp. (b)(c)	204,254	11,229,885

Department Stores—1.16%

Nordstrom, Inc.	345,351	10,975,255

Distributors—0.95%

LKQ Corp. (b)	522,184	9,018,118

Diversified Metals & Mining—2.47%

Freeport-McMoRan Copper & Gold Inc.	181,706	13,329,952
Walter Energy, Inc.	170,960	10,001,160

		23,331,112

Diversified Support Services—0.92%

Copart, Inc. (b)	270,990	8,717,748

Education Services—2.90%

Capella Education Co. (b)	215,282	14,832,930
ITT Educational Services, Inc. (b)	139,902	12,640,145

		27,473,075

Electrical Components & Equipment—2.44%

Baldor Electric Co.	400,177	10,344,575
Cooper Industries PLC -Class A (Ireland)	328,058	12,692,564

		23,037,139

Electronic Components—1.22%

Amphenol Corp. -Class A	287,827	11,547,619

Environmental & Facilities Services—1.05%

Republic Services, Inc.	382,614	9,913,529

Fertilizers & Agricultural Chemicals—1.12%

Intrepid Potash, Inc. (b)	411,764	10,607,041

Health Care Equipment—1.59%

American Medical Systems Holdings, Inc. (b)	623,152	9,609,004
ResMed Inc. (b)	110,482	5,436,819

		15,045,823

Health Care Facilities—1.61%

Psychiatric Solutions, Inc. (b)	355,892	7,345,611
VCA Antech, Inc. (b)	330,654	7,876,178

		15,221,789

See accompanying notes which are an integral part of this schedule.
AIM Dynamics Fund

	Shares	Value
Health Care Services—2.59%

Express Scripts, Inc. (b)	173,601	$13,874,192
Fresenius Medical Care AG & Co. KGaA (Germany)	127,701	6,191,276
Omnicare, Inc.	205,998	4,463,977

		24,529,445

Home Entertainment Software—0.32%

Shanda Interactive Entertainment Ltd. - ADR (China)(b)(c)	69,742	3,046,331

Hotels, Resorts & Cruise Lines—1.02%

Starwood Hotels & Resorts Worldwide, Inc.	332,632	9,666,286

Household Products—1.03%

Energizer Holdings, Inc. (b)	159,643	9,717,469

Housewares & Specialties—1.47%

Jarden Corp.	508,981	13,940,990

Human Resource & Employment Services—0.88%

Robert Half International, Inc.	359,848	8,348,474

Independent Power Producers & Energy Traders—1.46%

KGEN Power Corp. (Acquired 01/12/07; Cost $13,478,402)(b)(d)	962,743	5,776,458
NRG Energy, Inc. (b)	350,583	8,059,903

		13,836,361

Industrial Machinery—1.11%

Stanley Works (The)	233,066	10,541,575

Investment Banking & Brokerage—1.34%

TD Ameritrade Holding Corp. (b)	654,821	12,638,045

IT Consulting & Other Services—1.57%

Cognizant Technology Solutions Corp. -Class A (b)	383,669	14,828,807

Life & Health Insurance—1.61%

Aflac, Inc.	237,126	9,838,358
Lincoln National Corp.	225,091	5,363,918

		15,202,276

Life Sciences Tools & Services—1.53%

Pharmaceutical Product Development, Inc.	229,452	4,944,691
Thermo Fisher Scientific, Inc. (b)	211,690	9,526,050

		14,470,741

Managed Health Care—1.69%

AMERIGROUP Corp. (b)	451,017	9,944,925
Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $18,389,812)(b)(d)	1,340,000	6,030,000

		15,974,925

Marine—0.38%

Diana Shipping Inc. (Greece)	281,357	3,635,132

Metal & Glass Containers—1.42%

Crown Holdings, Inc. (b)	504,839	13,453,959

Multi-Line Insurance—0.92%

Genworth Financial Inc. -Class A (b)	823,207	8,742,458

Oil & Gas Drilling—1.65%

Noble Corp. (b)	251,216	10,234,540
Patterson-UTI Energy, Inc.	342,134	5,330,447

		15,564,987

Oil & Gas Equipment & Services—1.58%

Key Energy Services, Inc. (b)	1,391,446	10,185,385
Petroleum Geo-Services A.S.A. (Norway)(b)	511,076	4,799,724

		14,985,109

Oil & Gas Exploration & Production—5.42%

Atlas Energy, Inc.	441,241	11,551,702
Continental Resources, Inc. (b)(c)	438,017	16,298,612
EXCO Resources, Inc.	680,664	10,631,972
SandRidge Energy, Inc. (b)	583,281	5,966,965
Southwestern Energy Co. (b)	156,869	6,836,351

		51,285,602

Personal Products—1.95%

Estee Lauder Cos. Inc. (The) -Class A	434,920	18,484,100

Pharmaceuticals—0.63%

Shire PLC (United Kingdom)	336,068	5,943,464

Real Estate Services—1.25%

Jones Lang LaSalle Inc.	252,589	11,833,795

Research & Consulting Services—1.05%

IHS Inc. -Class A (b)	191,058	9,889,162

Security & Alarm Services—1.41%

Corrections Corp. of America (b)	556,601	13,325,028

Semiconductor Equipment—2.06%

ASML Holding N.V. (Netherlands)	350,745	9,441,103
KLA-Tencor Corp.	308,023	10,013,828

		19,454,931

Semiconductors—6.02%

Altera Corp.	481,096	9,520,890
Avago Technologies Ltd. (Singapore)(b)	909,191	13,637,865
Broadcom Corp. -Class A (b)	341,798	9,095,245
Marvell Technology Group Ltd. (b)	700,620	9,612,506
ON Semiconductor Corp. (b)	1,247,406	8,345,146
Xilinx, Inc.	310,239	6,747,698

		56,959,350

Specialized Finance—0.23%

Verisk Analytics, Inc. -Class A (b)	80,016	2,194,839

Specialty Chemicals—0.59%

Albemarle Corp.	175,075	5,528,868
See accompanying notes which are an integral part of this schedule.
AIM Dynamics Fund

	Shares	Value
Specialty Stores—0.98%

Ulta Salon, Cosmetics & Fragrance, Inc. (b)	611,186	$9,253,356

Steel—0.83%

Steel Dynamics, Inc.	585,247	7,836,457

Systems Software—2.78%

Check Point Software Technologies Ltd. (Israel)(b)	429,196	13,335,120
McAfee Inc. (b)	309,140	12,946,783

		26,281,903

Tires & Rubber—0.95%

Goodyear Tire & Rubber Co. (The) (b)	700,460	9,021,925

Trading Companies & Distributors—0.88%

Fastenal Co. (c)	241,786	8,341,617

Trucking—3.62%

Con-way Inc.	212,358	7,005,690
J.B. Hunt Transport Services, Inc.	313,168	9,413,830
Knight Transportation, Inc.	523,593	8,398,432
Landstar System, Inc.	267,567	9,429,061

		34,247,013

Wireless Telecommunication Services—1.11%

Crown Castle International Corp. (b)	347,613	10,504,865

Total Common Stocks & Other Equity Interests (Cost $888,334,051)		929,935,669

Money Market Funds—0.99%

Liquid Assets Portfolio-Institutional Class (e)	4,700,921	4,700,921
Premier Portfolio-Institutional Class (e)	4,700,921	4,700,921

Total Money Market Funds (Cost $9,401,842)		9,401,842

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.30% (Cost $897,735,893)		939,337,511

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.13%

Liquid Assets Portfolio -Institutional Class (Cost $20,174,621)(e)(f)	20,174,621	20,174,621

TOTAL INVESTMENTS—101.43% (Cost $917,910,514)		959,512,132

OTHER ASSETS LESS LIABILITIES—(1.43)%		(13,564,178)

NET ASSETS—100.00%		$945,947,954

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at October 31, 2009.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2009 was $11,806,458, which represented 1.25% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
AIM Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM Dynamics Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes
AIM Dynamics Fund

E.	Foreign Currency Translations — (continued)
recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$927,521,382	$20,184,292	$11,806,458	$959,512,132
AIM Dynamics Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2009 was $202,317,096 and $258,462,298, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$114,417,196
Aggregate unrealized (depreciation) of investment securities	(73,315,238)

Net unrealized appreciation of investment securities	$41,101,958

Cost of investments for tax purposes is $918,410,174.
AIM Dynamics Fund

AIM Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com          GRE-QTR-1 10/09          Invesco Aim Advisors, Inc.

Schedule of Investments
October 31, 2009
(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests—97.94%

Australia—10.25%

CFS Retail Property Trust	3,093,344	$5,275,772
Commonwealth Property Office Fund	1,788,666	1,398,028
Dexus Property Group	7,719,198	5,469,651
Goodman Group	9,907,404	5,425,220
GPT Group	7,883,971	4,070,884
Stockland	3,574,551	11,860,656
Westfield Group	2,072,478	22,178,342

		55,678,553

Austria—0.49%

Conwert Immobilien Invest S.E. (a)	218,896	2,676,513

Canada—2.97%

Canadian REIT	186,000	4,392,956
Cominar REIT	47,600	788,493
Morguard REIT	145,600	1,602,973
Primaris Retail REIT	153,900	2,240,641
RioCan REIT	416,900	7,083,215

		16,108,278

China—1.20%

Agile Property Holdings Ltd.	1,946,000	2,497,181
KWG Property Holding Ltd.	1,530,000	1,094,516
Shimao Property Holdings Ltd.	1,569,500	2,912,596

		6,504,293

Finland—0.50%

Citycon Oyj	613,239	2,702,591

France—5.07%

Gecina S.A.	32,142	3,418,677
ICADE	29,122	3,066,093
Klepierre	64,530	2,674,209
Unibail-Rodamco S.E.	83,012	18,377,625

		27,536,604

Germany—0.43%

Deutsche Euroshop AG	68,016	2,321,825

Hong Kong—16.91%

China Overseas Land & Investment Ltd.	3,831,330	8,257,497
China Resources Land Ltd.	1,951,900	4,713,972
Glorious Property Holdings Ltd. (a)	1,001,000	440,431
Hang Lung Properties Ltd.	2,173,000	8,190,032
Henderson Land Development Co. Ltd.	1,331,000	9,384,138
Hongkong Land Holdings Ltd.	2,585,000	12,118,268
Hysan Development Co. Ltd.	590,587	1,741,454
Kerry Properties Ltd.	1,245,400	6,991,574
Link REIT (The)	1,299,500	2,944,194
New World Development Co., Ltd.	1,876,000	4,021,044
Sino Land Co. Ltd.	1,582,000	3,016,112
Sun Hung Kai Properties Ltd.	1,980,000	30,029,058

		91,847,774

Japan—11.26%

AEON Mall Co., Ltd.	96,200	2,036,663
Japan Prime Realty Investment Corp.	225	491,674
Japan Real Estate Investment Corp.	559	4,484,495
Japan Retail Fund Investment Corp.	197	935,446
Kenedix Realty Investment Corp.	157	456,595
Mitsubishi Estate Co. Ltd.	1,062,000	16,130,183
Mitsui Fudosan Co., Ltd.	1,084,000	17,409,266
Nippon Accommodations Fund Inc.	151	839,019
Nippon Building Fund Inc.	615	5,079,293
Nomura Real Estate Holdings, Inc.	98,000	1,573,035
Sumitomo Realty & Development Co., Ltd.	624,000	11,729,158

		61,164,827

Luxembourg—0.22%

GAGFAH S.A.	127,982	1,218,383

Malta—0.00%

BGP Holdings PLC (a)	10,349,872	0

Netherlands—3.13%

Corio N.V.	84,037	5,698,887
Eurocommercial Properties N.V.	84,228	3,646,737
VastNed Retail N.V.	50,684	3,380,466
Wereldhave N.V.	43,905	4,285,883

		17,011,973

Singapore—3.71%

Ascendas REIT	1,583,341	2,058,623
CapitaCommercial Trust	3,316,000	2,492,987
Capitaland Ltd.	3,369,500	9,734,149
CapitaMall Trust	3,193,563	3,573,583
Keppel Land Ltd.	316,000	625,704
Yanlord Land Group Ltd.	1,057,000	1,689,878

		20,174,924

Sweden—1.22%

Castellum A.B.	564,219	5,330,641
Hufvudstaden A.B.	165,761	1,317,836

		6,648,477

United Kingdom—7.30%

Big Yellow Group PLC (a)	379,752	2,425,893
British Land Co. PLC	1,158,288	8,951,782
Derwent London PLC	189,247	3,855,145
Great Portland Estates PLC	556,658	2,246,578
Hammerson PLC	646,216	4,292,385
Land Securities Group PLC	461,149	4,996,454
Segro PLC	1,225,054	7,096,616
See accompanying notes which are an integral part of this schedule.
AIM Global Real Estate Fund

	Shares	Value
United Kingdom—(continued)

Shaftesbury PLC	537,272	$3,308,554
Unite Group PLC	562,997	2,457,589

		39,630,996

United States—33.28%

Acadia Realty Trust	179,143	2,848,374
Alexandria Real Estate Equities, Inc.	49,800	2,697,666
AMB Property Corp.	81,500	1,791,370
American Campus Communities, Inc.	36,000	972,720
AvalonBay Communities, Inc.	75,012	5,159,325
Boston Properties, Inc.	166,606	10,124,647
Brookfield Properties Corp.	151,035	1,534,364
Camden Property Trust	102,022	3,698,297
DCT Industrial Trust Inc.	367,962	1,666,868
Digital Realty Trust, Inc.	202,048	9,118,426
EastGroup Properties, Inc.	75,100	2,764,431
Equity Residential	364,269	10,520,089
Essex Property Trust, Inc.	68,817	5,173,662
Federal Realty Investment Trust	21,651	1,278,058
HCP, Inc.	135,751	4,016,872
Health Care REIT, Inc.	172,572	7,657,020
Highwoods Properties, Inc.	119,700	3,294,144
Host Hotels & Resorts Inc.	747,830	7,560,561
Kilroy Realty Corp.	80,400	2,220,648
Kimco Realty Corp.	127,100	1,606,544
LaSalle Hotel Properties	48,500	832,260
Liberty Property Trust	168,200	4,940,034
Macerich Co. (The)	129,786	3,867,623
Mack-Cali Realty Corp.	131,800	4,079,210
Mid-America Apartment Communities, Inc.	21,200	928,984
Nationwide Health Properties, Inc.	199,290	6,427,102
ProLogis	362,915	4,111,827
Public Storage	131,158	9,653,229
Regency Centers Corp.	61,335	2,057,789
Retail Opportunity Investments Corp. (a)	133,166	1,378,268
Senior Housing Properties Trust	212,656	4,100,008
Simon Property Group, Inc.	276,307	18,758,482
SL Green Realty Corp.	162,380	6,293,849
Tanger Factory Outlet Centers, Inc.	157,600	5,999,832
Ventas, Inc.	211,974	8,506,517
Vornado Realty Trust	195,736	11,658,036
Washington REIT	56,723	1,514,504

		180,811,640

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $498,266,104)		532,037,651

Money Market Funds—1.34%

Liquid Assets Portfolio-Institutional Class (b)	3,638,890	3,638,890
Premier Portfolio-Institutional Class (b)	3,638,890	3,638,890

Total Money Market Funds (Cost $7,277,780)		7,277,780

TOTAL INVESTMENTS—99.28% (Cost $505,543,884)		539,315,431

OTHER ASSETS LESS LIABILITIES—0.72%		3,912,971

NET ASSETS—100.00%		$543,228,402

Investment Abbreviations:
REIT —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM Global Real Estate Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
AIM Global Real Estate Fund

E.	Foreign Currency Translations — (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
AIM Global Real Estate Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$55,678,553	$—	$55,678,553
Austria	2,676,513	—	—	2,676,513
Canada	16,108,278	—	—	16,108,278
China	—	6,504,293	—	6,504,293
Finland	—	2,702,591	—	2,702,591
France	—	27,536,604	—	27,536,604
Germany	2,321,825	—	—	2,321,825
Hong Kong	440,431	91,407,343	—	91,847,774
Japan	839,019	60,325,808	—	61,164,827
Luxembourg	1,218,383	—	—	1,218,383
Malta	—	—	0	0
Netherlands	—	17,011,973	—	17,011,973
Singapore	—	20,174,924	—	20,174,924
Sweden	—	6,648,477	—	6,648,477
United Kingdom	9,554,205	30,076,791	—	39,630,996
United States	188,089,420	—	—	188,089,420

Total Investments	$221,248,074	$318,067,357	$0	$539,315,431

AIM Global Real Estate Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2009 was $197,645,694 and $98,979,494, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$18,470,349
Aggregate unrealized (depreciation) of investment securities	(26,411,119)
Net unrealized appreciation (depreciation) of investment securities	$(7,940,770)
Cost of investments for tax purposes is $547,256,201.
AIM Global Real Estate Fund

AIM High Yield Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com            HYI-QTR-1 10/09            Invesco Aim Advisors, Inc.

Schedule of Investments(a)
October 31, 2009
(Unaudited)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes—93.15%

Aerospace & Defense—0.84%

Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.75%, 04/01/16	$1,555,000	$1,547,225
BE Aerospace, Inc., Sr. Unsec. Unsub. Notes, 8.50%, 07/01/18	2,520,000	2,627,100
Esterline Technologies Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 06/15/13	2,495,000	2,507,475
GeoEye Inc., Sr. Sec. Notes, 9.63%, 10/01/15(b)	335,000	345,050

		7,026,850

Agricultural Products—0.19%

CCL Finance Ltd. (Cayman Islands), Sr. Unsec. Gtd. Notes, 9.50%, 08/15/14(b)	1,470,000	1,591,067

Airlines—2.72%

American Airlines, Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs., 6.98%, 04/01/11	204,775	204,519
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	1,025,000	1,139,031
Continental Airlines Inc., Pass Through Ctfs., 9.00%, 07/08/16	3,170,000	3,385,956
Sr. Unsec. Unsub. Notes, 8.75%, 12/01/11	2,810,000	2,571,150
Series A, Global Pass Through Ctfs., 7.25%, 11/10/19	575,000	584,344
Series B, Global Pass Through Ctfs., 9.25%, 05/10/17	735,000	745,106
Series 2000-1, Class C-1, Sec. Sub. Pass Through Ctfs., 8.50%, 05/01/11	575,630	541,092
Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	780,387	708,201
Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	694,706	593,974
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	746,000	766,515
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	3,811,668	3,706,847
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	3,239,007	2,777,449
UAL Corp., Series 2000-2, Class A-2, Sec. Pass Through Ctfs., 7.19%, 04/01/11	131,568	131,404
Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19(b)	1,985,421	1,364,977
United Airlines Inc., Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	3,300,000	3,425,813

		22,646,378

Alternative Carriers—1.30%

Inmarsat Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 7.63%, 06/30/12	661,000	670,915
Intelsat Intermediate Holding Co. Ltd. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	3,715,000	3,715,000
Intelsat Subsidiary Holding Co. Ltd. (Bermuda), Sr. Unsec. Gtd. Global Notes, 8.50%, 01/15/13	2,495,000	2,538,663
Level 3 Financing Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.25%, 11/01/14	4,305,000	3,863,737

		10,788,315

Aluminum—1.41%

Century Aluminum Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/15/14	4,210,000	3,831,100
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	8,785,000	7,906,500

		11,737,600

Apparel Retail—1.16%

Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	6,465,000	6,448,837
Limited Brands Inc., Sr. Notes, 8.50%, 06/15/19(b)	1,945,000	2,051,975
Sr. Unsec. Notes, 5.25%, 11/01/14	1,225,000	1,145,375

		9,646,187

Apparel, Accessories & Luxury Goods—1.93%

American Achievement Corp., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 04/01/12(b)	2,795,000	2,808,975
Hanesbrands, Inc. -Series B, Sr. Unsec. Gtd. Floating Rate Global Notes, 4.59%, 12/15/14(d)	4,720,000	4,212,600
Jones Apparel Group, Inc., Sr. Unsec. Unsub. Global Notes, 5.13%, 11/15/14	1,410,000	1,339,500
Levi Strauss & Co., Sr. Unsec. Unsub. Global Notes, 8.88%, 04/01/16	3,800,000	3,904,500
See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

	Principal
	Amount	Value
Apparel, Accessories & Luxury Goods—(continued)

Perry Ellis International, Inc. - Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 09/15/13	$3,915,000	$3,807,337

		16,072,912

Auto Parts & Equipment—1.16%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	3,435,000	3,512,287
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	2,090,000	2,058,650
TRW Automotive Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.25%, 03/15/17(b)	3,590,000	3,320,750
Visteon Corp., Sr. Unsec. Unsub. Notes, 7.00%, 03/10/14(e)	2,775,000	735,375

		9,627,062

Automobile Manufacturers—1.14%

Case New Holland Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 09/01/13(b)	1,795,000	1,790,512
Ford Motor Co., Sr. Unsec. Unsub. Global Notes, 7.45%, 07/16/31	6,690,000	5,519,250
Motors Liquidation Co., Sr. Unsec. Unsub. Global Notes, 7.20%, 01/15/11(e)	6,310,000	930,725
Sr. Unsec. Unsub. Notes, 8.38%, 07/15/33(e)	7,725,000	1,197,375

		9,437,862

Broadcasting—0.87%

Belo Corp., Sr. Unsec. Unsub. Notes, 6.75%, 05/30/13	2,435,000	2,398,475
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. Second Lien Notes, 10.00%, 04/30/12(b)	2,450,000	2,505,125
CSC Holdings Inc., Sr. Unsec. Notes, 8.50%, 04/15/14(b)	1,345,000	1,430,744
8.63%, 02/15/19(b)	805,000	869,400

		7,203,744

Building Products—2.87%

AMH Holdings Inc., Sr. Unsec. Global Notes, 11.25%, 03/01/14	8,625,000	8,021,250
Associated Materials Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 04/15/12	1,815,000	1,844,512
Building Materials Corp. of America, Sec. Gtd. Second Lien Global Notes, 7.75%, 08/01/14	5,240,000	5,213,800
Nortek, Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 12/01/13	2,990,000	3,042,325
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	3,960,000	3,722,400
Sr. Unsec. Gtd. Sub. Global Notes, 9.00%, 02/15/12	1,900,000	1,358,500
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	620,000	644,800

		23,847,587

Cable & Satellite—1.88%
Cablevision Systems Corp., Sr. Notes, 8.63%, 09/15/17(b)	1,890,000	1,970,325
DISH DBS Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/01/19(b)	1,200,000	1,231,500
Hughes Network Systems LLC/HNS Finance Corp., Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14	735,000	754,294
9.50%, 04/15/14	2,020,000	2,047,775
Viasat Inc., Sr. Unsec. Gtd. Notes, 8.88%, 09/15/16(b)	615,000	626,531
Virgin Media Finance PLC, (United Kingdom) Sr. Unsec. Gtd. Sub. Global Notes, 8.75%, 04/15/14	2,807,000	2,866,649
Series 1, Sr. Unsec. Gtd. Sub. Global Bonds, 9.50%, 08/15/16	2,800,000	2,975,000
XM Satellite Radio Inc., Sr. Sec. Notes, 11.25%, 06/15/13(b)	2,990,000	3,169,400

		15,641,474

Casinos & Gaming—4.52%

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	1,378,000	1,343,550
Harrah’s Operating Co. Inc., Sr. Sec. Notes, 11.25%, 06/01/17(b)	3,810,000	3,914,775
Sr. Unsec. Gtd. Unsub. Global Bonds, 5.63%, 06/01/15	3,760,000	2,068,000
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Global Notes, 9.38%, 02/15/10	2,115,000	2,101,781
MGM Mirage, Sr. Sec. Gtd. Notes, 13.00%, 11/15/13(b)	2,385,000	2,718,900
Sr. Sec. Notes, 10.38%, 05/15/14(b)	1,085,000	1,160,950
11.13%, 11/15/17(b)	1,085,000	1,198,925
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	4,630,000	3,495,650
Sr. Unsec. Gtd. Unsub. Notes, 8.50%, 09/15/10	4,795,000	4,753,044
Pinnacle Entertainment, Inc., Sr. Notes, 8.63%, 08/01/17(b)	4,065,000	4,044,675
Scientific Games International Inc., Sr. Sub. Notes, 9.25%, 06/15/19(b)	640,000	656,000
9.25%, 06/15/19(b)	635,000	650,875
Seneca Gaming Corp., Sr. Unsec. Unsub. Global Notes, 7.25%, 05/01/12	2,275,000	2,206,750
Series B, Sr. Unsec. Global Notes, 7.25%, 05/01/12	1,340,000	1,299,800
See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

	Principal
	Amount	Value
Casinos & Gaming—(continued)

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.68%, 02/01/14 (Acquired 05/04/09; Cost $745,988)(b)(d)	$1,745,000	$863,775
Sr. Sec. Notes, 9.13%, 02/01/15(b)	3,190,000	1,674,750
Wynn Las Vegas Capital LLC/Corp., Sr. Gtd. First Mortgage Notes, 7.88%, 11/01/17(b)	1,800,000	1,777,500
Sr. Sec. First Mortgage Global Notes, 6.63%, 12/01/14	820,000	783,100
Sr. Sec. Gtd. First Mortgage Global Notes, 6.63%, 12/01/14	940,000	903,575

		37,616,375

Commodity Chemicals—0.04%

Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	315,000	297,675

Computer Storage & Peripherals—0.08%

Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	590,000	660,800

Construction & Engineering—0.70%

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 12/15/13	1,130,000	1,105,987
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	4,940,000	4,680,650

		5,786,637

Construction Materials—0.95%

Texas Industries, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.25%, 07/15/13	930,000	916,050
7.25%, 07/15/13	2,295,000	2,260,575
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.38%, 04/01/14	6,725,000	4,757,937

		7,934,562

Construction, Farm Machinery & Heavy Trucks—1.19%

CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	730,000	706,275
Navistar International Corp., Sr. Notes, 8.25%, 11/01/21	1,495,000	1,461,363
Sr. Sub. Conv. Notes, 3.00%, 10/15/14	640,000	616,288
Terex Corp., Sr. Unsec. Global Notes, 10.88%, 06/01/16	1,320,000	1,432,200
Sr. Unsec. Gtd. Sub. Global Notes, 7.38%, 01/15/14	1,450,000	1,435,500
Titan International, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 01/15/12	4,495,000	4,259,012

		9,910,638

Consumer Finance—4.00%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 9.75%, 09/15/10	3,740,000	3,842,850
Sr. Unsec. Unsub. Global Notes, 7.50%, 08/01/12	1,160,000	1,133,900
7.00%, 10/01/13	4,005,000	3,804,750
Sr. Unsec. Unsub. Notes, 9.88%, 08/10/11	1,865,000	1,911,625
8.70%, 10/01/14	6,650,000	6,600,125
GMAC Inc., Sr. Unsec. Gtd. Notes, 6.75%, 12/01/14(b)	4,156,000	3,823,520
8.00%, 11/01/31(b)	3,827,000	3,291,220
Sr. Unsec. Gtd. Unsub. Notes, 6.88%, 09/15/11(b)	345,000	332,925
Sr. Unsec. Unsub. Global Notes, 6.88%, 09/15/11	8,900,000	8,544,000

		33,284,915

Data Processing & Outsourced Services—1.78%

First Data Corp., Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	5,230,000	4,824,675
Sr. Unsec. Gtd. Unsub. Global Notes, 9.88%, 09/24/15	2,230,000	2,057,175
Sungard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 9.13%, 08/15/13	4,748,000	4,842,960
Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	2,990,000	3,094,650

		14,819,460

Department Stores—0.29%

Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	2,480,000	2,445,900

Distillers & Vintners—0.19%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	1,600,000	1,612,000

Diversified Banks—1.67%

BAC Capital Trust VI, Jr. Unsec. Gtd. Sub. Capital Securities, 5.63%, 03/08/35	2,615,000	2,046,716
Citigroup Inc., Sr. Unsec. Notes, 8.13%, 07/15/39	755,000	887,324
Unsec. Sub. Global Notes, 5.00%, 09/15/14	2,475,000	2,444,178
6.13%, 08/25/36	600,000	539,514
Halyk Savings Bank of Kazakhstan (Netherlands), Unsec. Gtd. Unsub. Notes, 7.25%, 05/03/17(b)	1,300,000	1,097,751
ICICI Bank Ltd. (India), Unsec. Unsub. Notes, 6.63%, 10/03/12(b)	1,675,000	1,739,906
JP Morgan Chase Capital XXVII, Series AA, Jr. Sub. Gtd. Notes, 7.00%, 11/01/39	2,780,000	2,799,333
See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

	Principal
	Amount	Value
Diversified Banks—(continued)

Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.40%, 10/21/19	$580,000	$593,101
Wells Fargo Capital XV, Sr. Sec. Gtd. Variable Rate Global Notes, 9.75% (d)(f)	1,635,000	1,773,975

		13,921,798

Diversified Commercial & Professional Services—0.08%

Corrections Corp. of America, Sr. Gtd. Notes, 7.75%, 06/01/17	655,000	678,744

Diversified Metals & Mining—1.46%

FMG Finance Pty. Ltd. (Australia), Sr. Sec. Notes, 10.63%, 09/01/16(b)	4,995,000	5,494,500
Teck Resources Ltd. (Canada), Sr. Sec. Global Notes, 10.75%, 05/15/19	2,670,000	3,138,301
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Unsub. Notes, 9.50%, 07/18/18(b)	3,445,000	3,471,622

		12,104,423

Diversified Support Services—1.69%

Education Management LLC/ Education Management Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/14	1,435,000	1,478,050
Iron Mountain Inc., Sr. Unsec. Gtd. Sub. Notes, 6.63%, 01/01/16	2,325,000	2,272,687
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 08/01/14	935,000	967,725
Travelport LLC, Sr. Unsec. Gtd. Sub. Global Notes, 11.88%, 09/01/16	2,730,000	2,716,350
Sr. Unsec. Gtd. Unsub. Global Notes, 9.88%, 09/01/14	6,580,000	6,596,450

		14,031,262

Drug Retail—0.85%

General Nutrition Centers Inc., Sr. Unsec. Gtd. PIK Floating Rate Global Notes, 5.18%, 03/15/14(d)	3,335,000	2,993,162
Rite Aid Corp., Sr. Sec. Gtd. Notes, 10.38%, 07/15/16	2,610,000	2,649,150
Sr. Sec. Unsub. Global Notes, 9.75%, 06/12/16	1,345,000	1,464,369

		7,106,681

Electric Utilities—1.38%

Elwood Energy LLC, Sr. Sec. Global Notes, 8.16%, 07/05/26	1,950,359	1,765,075
LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	1,952,145	1,751,388
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	1,690,000	1,119,625
Majapahit Holding B.V. (Netherlands), Sr. Unsec. Gtd. Unsub. Notes, 7.25%, 06/28/17(b)	1,725,000	1,800,469
Tenaska Alabama Partners L.P., Sr. Sec. Mortgage Notes, 7.00%, 06/30/21(b)	5,355,757	5,027,717

		11,464,274

Electrical Components & Equipment—0.22%

Belden Inc., Sr. Gtd. Sub. Notes, 9.25%, 06/15/19(b)	1,695,000	1,822,125

Electronic Manufacturing Services—0.06%

Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	500,000	525,000

Environmental & Facilities Services—0.03%

Clean Harbors Inc., Sr. Sec. Notes, 7.63%, 08/15/16(b)	245,000	252,350

Food Retail—0.60%

American Stores Co., Sr. Unsec. Bonds, 8.00%, 06/01/26	2,805,000	2,531,512
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	2,060,000	1,882,325
SUPERVALU Inc., Sr. Unsec. Notes, 8.00%, 05/01/16	565,000	576,300

		4,990,137

Forest Products—0.16%

Weyerhaeuser Co., Sr. Unsec. Gtd. Global Notes, 7.38%, 10/01/19	1,310,000	1,348,161

Gas Utilities—0.34%

Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec. Global Notes, 6.75%, 05/01/14	2,890,000	2,792,463

General Merchandise Stores—0.24%

Susser Holdings LLC & Susser Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.63%, 12/15/13	1,891,000	1,976,095

Health Care Equipment—0.46%

DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	3,635,000	3,807,663

Health Care Facilities—3.61%

Community Health Systems Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.88%, 07/15/15	4,635,000	4,797,225
See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

	Principal
	Amount	Value
Health Care Facilities—(continued)

HCA, Inc., Sec. Gtd. Global Notes, 9.25%, 11/15/16	$3,720,000	$3,906,000
Sr. Sec. Gtd. Global Notes, 9.13%, 11/15/14	2,790,000	2,901,600
Sr. Sec. Gtd. Notes, 7.88%, 02/15/20(b)	3,300,000	3,407,250
Sr. Sec. Gtd. PIK Global Notes, 9.63%, 11/15/16	4,585,000	4,894,488
Sr. Sec. Notes, 8.50%, 04/15/19(b)	1,435,000	1,528,275
Sr. Unsec. Global Notes, 6.38%, 01/15/15	935,000	887,081
Sr. Unsec. Unsub. Notes, 7.19%, 11/15/15	1,845,000	1,734,300
Healthsouth Corp., Sr. Unsec. Gtd. Floating Rate Global Notes, 7.22%, 06/15/14(d)	1,400,000	1,393,000
Tenet Healthcare Corp., Sr. Unsec. Notes, 7.38%, 02/01/13	4,710,000	4,592,250

		30,041,469

Health Care Services—1.46%

Multiplan Inc., Sr. Unsec. Sub. Notes, 10.38%, 04/15/16(b)	3,891,000	3,754,815
Rural/Metro Corp., Sr. Gtd. Sub. Global Notes, 9.88%, 03/15/15	930,000	940,463
Universal Hospital Services Inc., Sr. Sec. PIK Sub. Global Notes, 8.50%, 06/01/15	2,810,000	2,795,950
US Oncology Inc., Sr. Sec. Notes, 9.13%, 08/15/17(b)	1,415,000	1,485,750
Viant Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 10.13%, 07/15/17(b)	3,341,000	3,161,421

		12,138,399

Health Care Supplies—0.19%

Inverness Medical Innovations Inc., Sr. Sub. Notes, 9.00%, 05/15/16	1,545,000	1,579,763

Homebuilding—0.22%

TOUSA, Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/10(e)	935,000	439,450
9.00%, 07/01/10(e)	2,875,000	1,351,250

		1,790,700

Hotels, Resorts & Cruise Lines—1.27%

NCL Corp. Ltd., Sr. Unsec. Unsub. Global Notes, 10.63%, 07/15/14	3,450,000	3,596,863
Royal Caribbean Cruises Ltd., Sr. Unsec. Unsub. Global Notes, 6.88%, 12/01/13	2,120,000	2,024,600
Sr. Unsec. Unsub. Yankee Notes, 7.25%, 03/15/18	2,230,000	2,009,788
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Unsub. Notes, 7.88%, 10/15/14	2,840,000	2,946,072

		10,577,323

Housewares & Specialties—0.43%

Yankee Acquisition Corp.-Series B, Sr. Gtd. Global Notes, 8.50%, 02/15/15	3,745,000	3,567,113

Independent Power Producers & Energy Traders—2.03%

AES Corp. (The), Sr. Unsec. Notes, 9.75%, 04/15/16(b)	1,830,000	2,003,850
Sr. Unsec. Unsub. Global Notes, 8.00%, 10/15/17	885,000	898,275
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	4,170,357	3,961,840
Dynegy Holdings Inc., Sr. Unsec. Global Notes, 8.38%, 05/01/16	3,200,000	2,992,000
Intergen N.V. (Netherlands), Sr. Sec. Gtd. Bonds, 9.00%, 06/30/17(b)	1,275,000	1,329,188
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	2,361,000	2,366,902
Sr. Unsec. Gtd. Unsub. Notes, 7.38%, 01/15/17	3,360,000	3,351,600

		16,903,655

Industrial Conglomerates—0.30%

Aleris International Inc., Sr. Unsec. Gtd. PIK Global Notes, 9.00%, 12/15/14(e)	3,060,000	7,650
Indalex Holding Corp.-Series B, Sr. Sec. Gtd. Global Notes, 11.50%, 02/01/14(e)	3,260,000	32,600
RBS Global Inc./Rexnord LLC, Sr. Unsec. Gtd. Unsub. Global Notes, 9.50%, 08/01/14	2,495,000	2,482,525

		2,522,775

Industrial Machinery—0.14%

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 11/01/13	1,130,000	1,148,363

Integrated Telecommunication Services—2.79%

Axtel S.A.B. de C.V. (Mexico), Sr. Unsec. Notes, 9.00%, 09/22/19(b)	2,635,000	2,756,869
Frontier Communications Corp., Sr. Unsec. Global Notes, 7.88%, 01/15/27	4,890,000	4,486,575
Hawaiian Telcom Communications Inc. - Series B, Sr. Unsec. Gtd. Unsub. Global Notes, 9.75%, 05/01/13(e)(g)	5,275,000	105,500
Intelsat Jackson Holdings Ltd. (Bermuda), Sr. Notes, 8.50%, 11/01/19(b)	1,300,000	1,306,500
Sr. Unsec. Gtd. Global Notes, 11.25%, 06/15/16	4,885,000	5,251,375
Nordic Telephone Co. Holdings (Denmark), Sr. Sec. Bonds, 8.88%, 05/01/16(b)	3,305,000	3,437,200
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 8.00%, 10/01/15(b)	1,205,000	1,198,975
Qwest Corp., Sr. Unsec. Unsub. Notes, 8.38%, 05/01/16(b)	715,000	737,344
See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

	Principal
	Amount	Value
Integrated Telecommunication Services—(continued)

Wind Acquisition Finance S.A. (Luxembourg), Sr. Unsec. Notes, 11.75%, 07/15/17(b)	$3,405,000	$3,911,493

		23,191,831

Investment Banking & Brokerage—0.76%

E*Trade Financial Corp., Sr. Unsec. Unsub. Global Notes, 7.38%, 09/15/13	1,330,000	1,197,000
Sr. Unsec. Unsub. Notes, 7.88%, 12/01/15	3,470,000	3,053,600
Merrill Lynch & Co. Inc., Unsec. Sub. Global Notes, 6.11%, 01/29/37	2,130,000	2,026,144

		6,276,744

Leisure Facilities—0.32%

Speedway Motorsports Inc., Sr. Unsec. Gtd. Notes, 8.75%, 06/01/16(b)	660,000	691,350
Universal City Development Partners Ltd., Sr. Sub. Notes, 10.88%, 11/15/16(b)	320,000	321,600
Sr. Unsec. Sub. Notes, 8.88%, 11/15/15(b)	1,700,000	1,687,250

		2,700,200

Life & Health Insurance—1.61%

MetLife Inc., Jr. Sub. Global Notes, 10.75%, 08/01/39	2,915,000	3,554,467
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39(b)	2,505,000	2,522,130
Pacific Life Insurance Co., Sub. Notes, 9.25%, 06/15/39(b)	1,420,000	1,586,020
Protective Life Corp., Sr. Unsec. Notes, 7.38%, 10/15/19	4,470,000	4,511,619
Prudential Financial Inc.-Series D, Sr. Unsec. Unsub. Medium-Term Notes, 6.10%, 06/15/17	1,150,000	1,177,044

		13,351,280

Marine Ports & Services—0.18%

Novorossiysk Port Capital S.A. (Luxembourg), Sr. Sec. Loan Participation Euro Notes, 7.00%, 05/17/12	1,510,000	1,528,875

Movies & Entertainment—1.16%

AMC Entertainment Inc., Sr. Unsec. Global Notes, 8.75%, 06/01/19	1,930,000	1,987,900
Sr. Unsec. Sub. Global Notes, 8.00%, 03/01/14	3,154,000	3,012,070
Cinemark USA Inc., Sr. Gtd. Notes, 8.63%, 06/15/19(b)	1,280,000	1,332,800
Marquee Holdings Inc., Sr. Unsec. Global Notes, 9.51%, 08/15/14	1,875,000	1,565,625
WMG Acquistion Corp., Sr. Sec. First Lien Notes, 9.50%, 06/15/16(b)	1,655,000	1,783,262

		9,681,657

Multi-Line Insurance—1.45%

Hartford Financial Services Group Inc. (The), Sr. Unsec. Global Notes, 5.95%, 10/15/36	1,250,000	1,035,342
Liberty Mutual Group Inc., Sr. Unsec. Bonds, 7.50%, 08/15/36(b)	1,300,000	1,141,174
Sr. Unsec. Notes, 6.70%, 08/15/16(b)	955,000	909,922
Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	3,280,000	3,295,093
Nationwide Mutual Insurance Co., Notes, 9.38%, 08/05/39(b)	5,485,000	5,708,358

		12,089,889

Multi-Sector Holdings—0.32%

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.50%, 11/01/13	2,790,000	2,647,013

Office Services & Supplies—0.12%

ACCO Brands Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 08/15/15	1,095,000	1,007,400

Oil & Gas Equipment & Services—0.31%

Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	2,650,000	2,570,500

Oil & Gas Exploration & Production—7.23%

Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp., Sr. Unsec. Gtd. Notes, 12.13%, 08/01/17	1,495,000	1,640,763
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/01/15	2,244,000	1,974,720
8.88%, 02/01/17	4,845,000	4,275,712
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 06/15/15	7,080,000	6,779,100
6.88%, 11/15/20	1,340,000	1,249,550
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	3,275,000	3,225,875
Concho Resources Inc., Sr. Unsec. Gtd. Notes, 8.63%, 10/01/17	495,000	512,325
Continental Resources Inc., Sr. Unsec. Notes, 8.25%, 10/01/19(b)	690,000	711,563
Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	8,255,000	5,737,225
Denbury Resources Inc., Sr. Gtd. Sub. Notes, 9.75%, 03/01/16	1,960,000	2,107,000
Encore Acquisition Co., Sr. Unsec. Gtd. Sub. Global Notes, 6.00%, 07/15/15	4,589,000	4,290,715
Forest Oil Corp., Sr. Notes, 8.50%, 02/15/14(b)	1,425,000	1,453,500
Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	585,000	548,438
Gaz Capital S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 8.15%, 04/11/18(b)	2,845,000	3,046,723
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	3,997,000	4,056,955
See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

	Principal
	Amount	Value
Oil & Gas Exploration & Production—(continued)

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	$460,000	$464,600
Offrig Drilling ASA (Norway), Sr. Sec. Unsub. Bonds, 9.75%, 04/27/11(b)	2,400,000	2,382,914
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.75%, 06/15/15	4,000,000	3,985,000
7.63%, 06/01/18	2,565,000	2,520,112
Sr. Unsec. Unsub. Notes, 8.63%, 10/15/19	1,410,000	1,424,100
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 05/15/16	1,458,000	1,467,113
7.50%, 10/01/17	4,190,000	4,231,900
SandRidge Energy, Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.00%, 06/01/18(b)	2,090,000	2,084,775

		60,170,678

Oil & Gas Refining & Marketing—0.88%

Tesoro Corp., Sr. Unsec. Gtd. Bonds, 9.75%, 06/01/19	2,070,000	2,137,275
Sr. Unsec. Gtd. Unsub. Global Bonds, 6.50%, 06/01/17	1,855,000	1,674,137
United Refining Co.,-Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	3,960,000	3,469,950

		7,281,362

Oil & Gas Storage & Transportation—2.22%

Copano Energy LLC/ Capano Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	3,045,000	3,006,938
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/15	1,710,000	1,769,850
8.25%, 03/01/16	1,875,000	1,921,875
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.-Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	5,230,000	5,347,675
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/15/13	4,085,000	4,197,337
Williams Partners L.P./Williams Partners Finance Corp., Sr. Unsec. Global Notes, 7.25%, 02/01/17	2,190,000	2,179,050

		18,422,725

Other Diversified Financial Services—1.34%

Bank of America Corp., Unsec. Sub. Global Notes, 5.42%, 03/15/17	2,600,000	2,530,514
BankAmerica Capital II-Series 2, Jr. Unsec. Gtd. Sub. Trust Pfd. Capital Securities, 8.00%, 12/15/26	1,575,000	1,531,687
Cantor Fitzgerald LP, Bonds, 7.88%, 10/15/19(b)	3,085,000	3,090,362
CenterCredit International B.V. (Netherlands), Unsec. Gtd. Unsub. Bonds, 8.63%, 01/30/14(b)	1,100,000	1,006,500
Countrywide Capital III, -Series B, Jr. Unsec. Gtd. Sub. Capital Securities, 8.05%, 06/15/27	3,120,000	2,995,200

		11,154,263

Packaged Foods & Meats—0.73%

Chiquita Brands International, Inc., Sr. Unsec. Unsub. Global Notes, 7.50%, 11/01/14	740,000	748,325
8.88%, 12/01/15	1,485,000	1,523,981
Del Monte Corp., Sr. Sub. Notes, 7.50%, 10/15/19(b)	380,000	388,550
Dole Food Co. Inc., Sr. Sec. Notes, 13.88%, 03/15/14(b)	720,000	842,400
8.00%, 10/01/16(b)	825,000	839,438
Tyson Foods Inc., Sr. Unsec. Unsub. Global Notes, 10.50%, 03/01/14	1,500,000	1,725,035

		6,067,729

Paper Packaging—0.26%

Graham Packaging Co. L.P./GPC Capital Corp. I, Sr. Unsec. Gtd. Sub. Global Notes, 9.88%, 10/15/14	1,832,000	1,877,800
Sealed Air Corp., Sr. Notes, 7.88%, 06/15/17(b)	295,000	309,432

		2,187,232

Paper Products—3.27%

Abitibi-Consolidated Co. of Canada (Canada), Sr. Sec. Gtd. Notes, 13.75%, 04/01/11(b)(e)	2,030,000	2,090,900
Domtar Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/01/13	1,810,000	1,728,550
Exopack Holding Corp., Sr. Unsec. Gtd. Global Notes, 11.25%, 02/01/14	3,085,000	3,138,988
Georgia-Pacific LLC, Sr. Unsec. Gtd. Notes, 7.00%, 01/15/15(b)	3,465,000	3,542,962
International Paper Co., Sr. Unsec. Unsub. Global Bonds, 7.50%, 08/15/21	430,000	472,624
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	8,025,000	6,680,812
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	3,015,000	2,577,825
NewPage Corp., Sr. Sec. Gtd. Notes, 11.38%, 12/31/14(b)	525,000	519,750
PE Paper Escrow GmbH (Austria), Sr. Sec. Notes, 12.00%, 08/01/14(b)	585,000	636,591
See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

	Principal
	Amount	Value
Paper Products—(continued)

Verso Paper Holdings LLC/Verso Paper Inc., Sr. Unsec. Sub. Note, 11.50%, 07/01/14(b)	$830,000	$879,800
Series B, Sr. Sec. Gtd. Global Notes, 11.38%, 08/01/16	4,900,000	3,160,500
Sr. Unsec. Unsub. Global Notes, 9.13%, 08/01/14	2,145,000	1,791,075

		27,220,377

Personal Products—0.46%

NBTY, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/01/15	3,895,000	3,817,100

Pharmaceuticals—0.16%

Elan Finance Corp. PLC, Sr. Gtd. Notes, 8.75%, 10/15/16(b)	1,430,000	1,328,113

Property & Casualty Insurance—0.54%

Crum & Forster Holdings Corp., Sr. Unsec. Unsub. Global Notes, 7.75%, 05/01/17	4,750,000	4,512,500

Publishing—2.06%

Dex Media Inc., Sr. Unsec. Disc. Global Notes, 9.00%, 11/15/13(e)	4,360,000	850,200
Dex Media West LLC/Dex Media West Finance Co.-Series B, Sr. Unsec. Sub. Global Notes, 9.88%, 08/15/13(e)	3,909,000	820,890
Gannett Co. Inc., Sr. Unsec. Gtd. Notes, 8.75%, 11/15/14(b)	1,310,000	1,291,987
Sr. Unsec. Gtd. Unsub. Notes, 9.38%, 11/15/17(b)	655,000	645,175
MediMedia USA Inc., Sr. Sub. Notes, 11.38%, 11/15/14(b)	465,000	350,494
Nielsen Finance LLC/Nielsen Finance Co., Sr. Global Notes, 11.63%, 02/01/14	1,135,000	1,222,963
Sr. Unsec. Gtd. Global Notes, 11.50%, 05/01/16	1,455,000	1,564,125
Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(c)	11,785,000	10,311,875
Reader’s Digest Association Inc. (The), Sr. Unsec. Gtd. Sub. Global Notes, 9.00%, 02/15/17(e)	3,080,000	53,900

		17,111,609

Regional Banks—0.44%

Zions Bancorporation, Sr. Unsec. Gtd. Notes, 7.75%, 09/23/14	4,135,000	3,698,241

Restaurants—0.24%

Arcos Dorados B.V. (Argentina), Sr. Unsec. Gtd. Notes, 7.50%, 10/01/19(b)	2,010,000	1,993,147

Semiconductor Equipment—0.03%

Amkor Technology Inc., Sr. Unsec. Gtd. Notes, 9.25%, 06/01/16	260,000	273,000

Semiconductors—2.95%

Avago Technologies Finance Pte./Avago Technologies U.S./Avago Technologies Wireless (Singapore), Sr. Unsec. Gtd. Sub. Global Notes, 11.88%, 12/01/15	1,880,000	2,053,900
Freescale Semiconductor Inc., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/14	5,590,000	4,555,850
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (South Korea), Sr. Sec. Gtd. Global Notes, 6.88%, 12/15/11(e)	5,465,000	116,131
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	4,284,000	3,566,430
Spansion Inc., Sr. Sec. Floating Rate Notes, 3.79%, 06/01/13(b)(d)	6,390,000	6,789,375
Viasystems Inc., Sr. Unsec. Gtd. Global Notes, 10.50%, 01/15/11	7,458,000	7,495,290

		24,576,976

Specialty Chemicals—1.64%

Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14	2,585,000	2,455,750
7.38%, 01/01/15	3,165,000	2,927,625
JohnsonDiversey Holdings Inc., Series B, Sr. Unsec. Sub. Global Notes, 10.67%, 05/15/13	1,594,000	1,618,906
NewMarket Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 7.13%, 12/15/16	2,330,000	2,280,488
PolyOne Corp., Sr. Unsec. Notes, 8.88%, 05/01/12	745,000	756,175
Polypore Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.75%, 05/15/12	3,560,000	3,568,900

		13,607,844

Specialty Stores—1.30%

Michaels Stores, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 10.00%, 11/01/14	4,815,000	4,851,112
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/15/14	5,740,000	5,976,775

		10,827,887

Steel—0.75%

Metals USA, Inc., Sr. Sec. Gtd. Global Notes, 11.13%, 12/01/15	2,445,000	2,365,537
Steel Dynamics Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.38%, 11/01/12	1,405,000	1,415,538
Sr. Unsec. Unsub. Notes, 8.25%, 04/15/16(b)	2,395,000	2,448,887

		6,229,962

See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

	Principal
	Amount	Value
Textiles—0.33%

Invista, Sr. Unsec. Unsub. Notes, 9.25%, 05/01/12(b)	$2,670,000	$2,716,725

Tires & Rubber—1.53%

Cooper Tire & Rubber Co., Sr. Unsec. Unsub. Notes, 8.00%, 12/15/19	3,750,000	3,637,500
7.63%, 03/15/27	4,800,000	3,972,000
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Unsub. Global Notes, 9.00%, 07/01/15	4,973,000	5,122,190

		12,731,690

Trading Companies & Distributors—0.48%

Ashtead Capital Inc., Sr. Sec. Gtd. Notes, 9.00%, 08/15/16(b)	2,120,000	2,109,400
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	1,627,000	1,570,055
United Rentals North America, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 11/15/13	350,000	322,000

		4,001,455

Trucking—0.57%

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14	4,670,000	4,740,050

Wireless Telecommunication Services—4.62%

CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec. Notes, 7.75%, 05/01/17(b)	710,000	754,375
Cricket Communications, Inc., Sr. Sec. Gtd. Unsub. Notes, 7.75%, 05/15/16(b)	2,105,000	2,110,262
Sr. Unsec. Gtd. Unsub. Global Notes, 10.00%, 07/15/15	865,000	858,513
Crown Castle International Corp., Sr. Notes, 7.13%, 11/01/19	795,000	791,025
Sr. Unsec. Notes, 9.00%, 01/15/15	1,480,000	1,565,100
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 12.00%, 04/01/14(b)	1,665,000	1,889,775
8.88%, 01/15/15(b)	5,480,000	5,267,650
iPCS Inc., Sr. Sec. Gtd. Floating Rate First Lien Global Notes, 2.61%, 05/01/13(d)	1,400,000	1,253,000
MetroPCS Wireless Inc., Sr. Unsec. Global Notes, 9.25%, 11/01/14	1,000,000	1,005,000
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	1,480,000	1,487,400
SBA Telecommunications Inc., Sr. Gtd. Notes, 8.00%, 08/15/16(b)	535,000	555,063
8.25%, 08/15/19(b)	1,765,000	1,848,838
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 03/15/12	2,815,000	2,871,300
Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 01/30/11	2,755,000	2,810,100
6.88%, 11/15/28	7,745,000	5,905,562
Sprint Nextel Corp., Sr. Unsec. Unsub. Notes, 8.38%, 08/15/17	1,370,000	1,328,900
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (Ireland), Sec. Loan Participation Notes, 8.38%, 04/30/13(b)	2,275,000	2,361,410
9.13%, 04/30/18(b)	3,550,000	3,744,942

		38,408,215

Total U.S. Dollar Denominated Bonds & Notes (Cost $775,589,569)		774,851,005

Non-U.S. Dollar Denominated Bonds & Notes—2.57%(h)

Bermuda—0.27%

Central European Media Enterprises Ltd., -REGS, Sr. Euro Notes, 11.63%, 09/15/16(b)	EUR 1,580,000	2,266,690

France—0.30%

Tereos Europe, Sr. Gtd. Bonds, 6.38%, 04/15/14(b)	EUR 1,785,000	2,521,389

Greece—0.19%

Yioula Glassworks S.A., Sr. Unsec. Gtd. Notes, 9.00%, 12/01/15(b)	EUR 1,750,000	1,570,719

Ireland—0.07%

Ardagh Glass Finance PLC-REGS, Sr. Sec. Unsub. Medium-Term Euro Notes, 9.25%, 07/01/16(b)	EUR 380,000	603,862

Luxembourg—0.81%

Hellas Telecommunications, Sr. Sec. Gtd. Floating Rate Bonds, 4.24%, 10/15/12(b)(d)	EUR 4,020,000	4,909,470
Lecta S.A., Sr. Sec. Gtd. Floating Rate Notes, 3.50%, 02/15/14(b)(d)	EUR 1,570,000	1,801,875

		6,711,345

Netherlands—0.31%

Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 6.65%, 05/01/15(b)(d)	EUR 2,260,000	2,543,902

Spain—0.30%

Campofrio Food S.A., -REGS, Sr. Euro Notes, 8.25%, 10/31/16(b)	EUR 1,680,000	2,483,074

United States—0.32%

Levi Strauss & Co., Sr. Unsec. Unsub. Global Notes, 8.63%, 04/01/13	EUR 1,800,000	2,648,518

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $17,947,681)		21,349,499

See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

	Shares	Value
Preferred Stocks—0.56%

Investment Banking & Brokerage—0.21%

Preferred Blocker Inc., 7.00% -Pfd. (Acquired 12/31/08; Cost $883,818)(b)	2,809	$1,715,509

Packaged Foods & Meats—0.35%

Heinz (H.J.) Finance Co. -Series B, 8.00% -Pfd.(b)	28	2,947,000

Total Preferred Stocks (Cost $3,683,503)		4,662,509

Common Stocks & Other Equity Interests—0.25%

Broadcasting—0.25%

Adelphia Communications Corp. Sr. Notes(i)	50,250	100,500
Adelphia Recovery Trust, -Series ACC-1(i)	4,846,549	121,164
Adelphia Recovery Trust, -Series ARAHOVA(i)	2,211,702	375,989
Sirius XM Radio Inc. -Wts., expiring 03/15/10(j)	3,470	625
Virgin Media Inc.	103,800	1,450,086

		2,048,364

Integrated Telecommunication Services—0.00%

XO Holdings Inc.(k)	609	481
XO Holdings Inc., -Series A, -Wts., expiring 01/16/10(j)	23,135	463
XO Holdings Inc., -Series B, -Wts., expiring 01/16/10(j)	17,351	7
XO Holdings Inc., -Series C, -Wts., expiring 01/16/10(j)	17,351	3

		954

Total Common Stocks & Other Equity Interests (Cost $3,663,329)		2,049,318

Principal
Amount
Senior Secured Floating Rate Interest Loans—0.14%

Airlines—0.14%

Evergreen International Aviation, Inc., Sr. Gtd. First Lien Term Loan, 9.00%, 10/31/11 (Cost $1,469,776)	$1,469,776	1,137,606

	Shares
Money Market Funds—1.94%

Liquid Assets Portfolio-Institutional Class (l)	8,094,789	$8,094,789
Premier Portfolio-Institutional Class (l)	8,094,789	8,094,789

Total Money Market Funds (Cost $16,189,578)		16,189,578

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—98.61% (Cost $818,543,436)		820,239,515

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.01%

Liquid Assets Portfolio-Institutional Class (Cost $115,454)(l)(m)	115,454	115,454

TOTAL INVESTMENTS—98.62% (Cost $818,658,890)		820,354,969

OTHER ASSETS LESS LIABILITIES—1.38%		11,460,537

NET ASSETS—100.00%		$831,815,506

Investment Abbreviations:

Conv.	—Convertible

Ctfs.	—Certificates

Disc.	—Discounted

EUR	—Euro

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

PIK	—Payment in Kind

REGS	—Regulation S

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Unsub.	—Unsubordinated

Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2009 was $215,212,670, which represented 25.87% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2009.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at October 31, 2009 was $8,731,946, which represented 1.05% of the Fund’s Net Assets
See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

(f)	Perpetual bond with no specified maturity date.

(g)	All or a portion of this security was out on loan at October 31, 2009.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security acquired as part of a unit with or in exchange for other securities or acquired through a corporate action.

(k)	Non-income producing security.

(l)	The money market fund and the Fund are affiliated by having the same investment advisor.

(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
AIM High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
AIM High Yield Fund

A.	Security Valuations — (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
AIM High Yield Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

H.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS.
AIM High Yield Fund

H.	Swap Agreements — (continued)
An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$18,253,850	$4,662,509	$100,500	$23,016,859
Corporate Debt Securities	—	793,741,247	3,596,863	797,338,110
				820,354,969
Other Investments*	—	(366,115)	—	(366,115)

Total Investments	18,253,850	798,037,641	3,697,363	819,988,854

*	Other Investments include foreign currency contracts and swap agreements, which are included at unrealized appreciation (depreciation).
AIM High Yield Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

				Unrealized
Settlement	Contract to			Appreciation
Date	Deliver	Receive	Value	(Depreciation)
11/20/2009	EUR 10,000,000	USD 14,333,015	$14,713,255	$(380,240)
Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
Open Credit Default Swap Agreements

						Implied	Notional	Value
		Buy/Sell	(Pay)/Receive		Expiration	Credit	Amount	Unrealized
Reference Entity	Counterparty	Protection	Fixed Rate		Date	Spread (a)	(000)	Appreciation
General Electric Capital Corp.	Bank of America N.A.	Sell	5.00	%(b)	12/20/09	1.34%	$4,675	$14,125

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)	Unamortized premium at period-end of $10,516.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2009 was $215,227,809 and $179,843,039, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$55,445,259
Aggregate unrealized (depreciation) of investment securities	(55,242,712)

Net unrealized appreciation of investment securities	$202,547

Cost of investments for tax purposes is $820,152,422.
AIM High Yield Fund

AIM Income Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com          INC-QTR-1 10/09          Invesco Aim Advisors, Inc.

Schedule of Investments(a)
October 31, 2009
(Unaudited)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes—82.98%

Aerospace & Defense—1.66%

Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.75%, 04/01/16	$200,000	$199,000
BAE Systems Holdings Inc., Sr. Unsec. Gtd. Notes, 4.95%, 06/01/14(b)	925,000	972,706
BE Aerospace, Inc., Sr. Unsec. Unsub. Notes, 8.50%, 07/01/18	150,000	156,375
GeoEye Inc., Sr. Sec. Notes, 9.63%, 10/01/15(b)	75,000	77,250
L-3 Communications Corp., Sr. Notes, 5.20%, 10/15/19(b)	1,845,000	1,851,919
Northrop Grumman Corp., Sr. Unsec. Unsub. Notes, 5.05%, 08/01/19	2,235,000	2,358,411

		5,615,661

Agricultural Products—1.13%

Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/19	1,955,000	2,277,329
Cargill Inc., Sr. Unsec. Notes, 7.35%, 03/06/19(b)	1,105,000	1,291,583
CCL Finance Ltd. (Cayman Islands), Sr. Unsec. Gtd. Notes, 9.50%, 08/15/14(b)	225,000	243,531

		3,812,443

Airlines—1.68%

American Airlines, Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs., 6.98%, 04/01/11	232,078	231,788
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	635,000	705,644
Continental Airlines Inc., Pass Through Ctfs., 9.00%, 07/08/16	2,965,000	3,166,991
Series A, Global Pass Through Ctfs., 7.25%, 11/10/19	785,000	797,756
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	100,000	102,750
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	155,388	151,115
United Air Lines Inc., Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	500,000	519,062

		5,675,106

Alternative Carriers—0.28%

Inmarsat Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 7.63%, 06/30/12	250,000	253,750
Intelsat Intermediate Holding Co. Ltd. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	250,000	250,000
Level 3 Financing Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.25%, 11/01/14	510,000	457,725

		961,475

Aluminum—0.13%

Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	475,000	427,500

Apparel Retail—0.42%

Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	250,000	249,375
Limited Brands Inc., Sr. Notes, 8.50%, 06/15/19(b)	250,000	263,750
TJX Cos., Inc. (The), Sr. Unsec. Notes, 6.95%, 04/15/19	785,000	921,808

		1,434,933

Apparel, Accessories & Luxury Goods—0.07%

Jones Apparel Group, Inc., Sr. Unsec. Unsub. Global Notes, 5.13%, 11/15/14	250,000	237,500

Asset Management & Custody Banks—0.23%

Bank of New York Mellon Corp. (The), Sr. Unsec. Notes, 4.30%, 05/15/14	725,000	764,844
See accompanying notes which are an integral part of this schedule.
AIM Income Fund

	Principal
	Amount	Value
Auto Parts & Equipment—0.21%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	$250,000	$255,625
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	150,000	147,750
TRW Automotive Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.25%, 03/15/17(b)	350,000	323,750

		727,125

Automobile Manufacturers—0.43%

Case New Holland Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 09/01/13(b)	250,000	249,375
Ford Motor Co., Sr. Unsec. Unsub. Global Notes, 7.45%, 07/16/31	250,000	206,250
Hyundai Capital Services Inc. (South Korea), Medium-Term Notes, 6.00%, 05/05/15(b)	1,000,000	1,009,535

		1,465,160

Automotive Retail—1.19%

AutoZone Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	3,760,000	4,038,697

Brewers—1.69%

Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/15(b)	1,280,000	1,287,685
Sr. Unsec. Gtd. Unsub. Notes, 7.20%, 01/15/14(b)	1,860,000	2,087,644
8.20%, 01/15/39(b)	1,860,000	2,345,947

		5,721,276

Broadcasting—2.00%

Belo Corp., Sr. Unsec. Unsub. Notes, 6.75%, 05/30/13	250,000	246,250
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	1,045,000	1,268,191
Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,270,000	1,365,419
Sr. Unsec. Notes, 9.38%, 01/15/19(b)	1,860,000	2,313,845
COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(b)	1,495,000	1,563,533

		6,757,238

Building Products—0.28%

Building Materials Corp. of America, Sec. Gtd. Second Lien Global Notes, 7.75%, 08/01/14	500,000	497,500
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	350,000	329,000
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	125,000	130,000

		956,500

Cable & Satellite—1.35%

Cablevision Systems Corp., Sr. Notes, 8.63%, 09/15/17(b)	250,000	260,625
DirecTV Holdings LLC/ DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Notes, 4.75%, 10/01/14(b)	2,240,000	2,294,534
DISH DBS Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/01/19(b)	200,000	205,250
Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.75%, 02/14/19	1,000,000	1,233,713
Virgin Media Finance PLC (United Kingdom), Series 1, Sr. Gtd. Global Bonds, 9.50%, 08/15/16	300,000	318,750
XM Satellite Radio Inc., Sr. Sec. Notes, 11.25%, 06/15/13(b)	250,000	265,000

		4,577,872

Casinos & Gaming—0.40%

MGM Mirage, Sr. Sec. Notes, 11.13%, 11/15/17(b)	310,000	342,550
Sr. Unsec. Gtd. Unsub. Notes, 8.50%, 09/15/10	250,000	247,812
Pinnacle Entertainment, Inc., Sr. Notes, 8.63%, 08/01/17(b)	255,000	253,725
Wynn Las Vegas Capital LLC/Corp., Sec. First Mortgage Notes, 7.88%, 11/01/17(b)	500,000	493,750

		1,337,837

Communications Equipment—0.08%

Corning Inc., Sr. Unsec. Unsub. Notes, 6.63%, 05/15/19	110,000	121,258
Viasat Inc., Sr. Unsec. Gtd. Notes, 8.88%, 09/15/16(b)	150,000	152,812

		274,070

Computer & Electronics Retail—0.66%

Best Buy Co. Inc., Sr. Unsec. Unsub. Global Notes, 6.75%, 07/15/13	2,070,000	2,234,553

Computer Hardware—0.55%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 4.75%, 06/02/14	1,725,000	1,857,429

Computer Storage & Peripherals—0.15%

Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	440,000	492,800

Construction Materials—0.47%

Holcim U.S. Finance Sarl & Cie SCS (Switzerland), Gtd. Notes, 6.00%, 12/30/19(b)	1,575,000	1,592,917
See accompanying notes which are an integral part of this schedule.
AIM Income Fund

	Principal
	Amount	Value
Construction, Farm Machinery & Heavy Trucks—0.15%

CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	$125,000	$120,938
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	250,000	244,375
Titan International, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 01/15/12	150,000	142,125

		507,438

Consumer Finance—0.18%

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	635,000	612,775

Data Processing & Outsourced Services—0.14%

First Data Corp., Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	250,000	230,625
SunGard Data Systems Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	250,000	258,750

		489,375

Diversified Banks—3.54%

Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.75%, 05/22/19	2,195,000	2,475,347
ING Bank N.V. (Netherlands), Unsec. Sub. Bonds, 5.13%, 05/01/15(b)	1,540,000	1,527,012
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Unsub. Floating Rate Medium-Term Euro Notes, 3.78%, 04/17/14(d)	1,035,000	1,114,166
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Unsub. Medium-Term Notes, 4.88%, 08/25/14(b)	1,520,000	1,546,704
Standard Chartered PLC (United Kingdom), Sr. Notes, 5.50%, 11/18/14(b)	2,235,000	2,413,303
Wachovia Corp., Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	750,000	804,651
Wells Fargo & Co., Sr. Unsec. Unsub. Global Notes, 4.38%, 01/31/13	2,030,000	2,121,630

		12,002,813

Diversified Capital Markets—0.75%

Credit Suisse (Switzerland), Sr. Unsec. Global Notes, 5.30%, 08/13/19	1,280,000	1,321,688
UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	1,180,000	1,208,726

		2,530,414

Diversified Chemicals—0.32%

Cabot Corp., Sr. Unsec. Unsub. Notes, 5.00%, 10/01/16	1,085,000	1,084,895

Diversified Metals & Mining—0.29%

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.95%, 05/01/14	835,000	988,510

Diversified Support Services—0.09%

Iron Mountain Inc., Sr. Unsec. Gtd. Sub. Notes, 6.63%, 01/01/16	300,000	293,250

Drug Retail—1.05%

CVS Caremark Corp., Unsec. Notes, 6.60%, 03/15/19	2,570,000	2,870,917
Rite Aid Corp., Sr. Sec. Gtd. Notes, 10.38%, 07/15/16	500,000	507,500
Sr. Sec. Unsub. Global Notes, 9.75%, 06/12/16	150,000	163,313

		3,541,730

Electric Utilities—4.57%

Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	530,000	574,206
DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	1,500,000	1,741,943
Sr. Unsec. Notes, 7.88%, 08/16/10	2,805,000	2,943,198
Sr. Unsec. Unsub. Notes, 9.75%, 03/15/19(b)	1,520,000	1,815,538
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,200,000	1,217,310
Indiana Michigan Power Co., Sr. Unsec. Notes, 7.00%, 03/15/19	1,860,000	2,113,423
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	250,000	165,625
Ohio Power Co., Series 1, Sr. Unsec. Notes, 5.38%, 10/01/21	2,555,000	2,606,686
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	695,000	775,883
Tenaska Alabama Partners L.P., Sr. Sec. Mortgage Notes, 7.00%, 06/30/21(b)	755,333	709,069
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	760,000	795,688

		15,458,569

Electrical Components & Equipment—0.06%

Belden Inc., Sr. Gtd. Sub. Notes, 9.25%, 06/15/19(b)	200,000	215,000

Electronic Manufacturing Services—0.05%

Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	150,000	157,500
See accompanying notes which are an integral part of this schedule.
AIM Income Fund

	Principal
	Amount	Value
Environmental & Facilities Services—0.01%

Clean Harbors Inc., Sr. Sec. Notes, 7.63%, 08/15/16(b)	$25,000	$25,750

Gold—1.45%

Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	1,920,000	1,916,876
6.25%, 10/01/39	3,045,000	2,985,819

		4,902,695

Health Care Equipment—0.34%

St. Jude Medical Inc., Sr. Unsec. Unsub. Notes, 4.88%, 07/15/19	1,120,000	1,162,736

Health Care Facilities—0.26%

HCA, Inc., Sec. Gtd. Global Notes, 9.25%, 11/15/16	125,000	131,250
Sr. Sec. Gtd. Notes, 7.88%, 02/15/20(b)	500,000	516,250
Tenet Healthcare Corp., Sr. Unsec. Notes, 7.38%, 02/01/13	250,000	243,750

		891,250

Health Care Services—1.63%

Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	560,000	597,543
6.25%, 06/15/14	2,070,000	2,286,842
7.25%, 06/15/19	580,000	677,693
Orlando Lutheran Towers Inc., Putable Bonds, 7.75%, 07/01/11	500,000	499,145
8.00%, 07/01/17	1,275,000	1,299,945
US Oncology Inc., Sr. Sec. Notes, 9.13%, 08/15/17(b)	150,000	157,500

		5,518,668

Hotels, Resorts & Cruise Lines—0.84%

Hyatt Hotels Corp., Sr. Unsec. Unsub. Notes, 5.75%, 08/15/15(b)	2,340,000	2,438,866
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Unsub. Notes, 7.88%, 10/15/14	405,000	420,126

		2,858,992

Independent Power Producers & Energy Traders—0.25%

AES Corp. (The), Sr. Unsec. Notes, 9.75%, 04/15/16(b)	415,000	454,425
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	150,000	150,375
Sr. Unsec. Gtd. Unsub. Notes, 7.38%, 01/15/17	250,000	249,375

		854,175

Industrial Conglomerates—0.97%

Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	1,180,000	1,189,260
Hutchison Whampoa International Ltd. (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	1,840,000	2,083,375

		3,272,635

Insurance Brokers—0.74%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 5.15%, 09/15/10	925,000	951,926
9.25%, 04/15/19	1,255,000	1,561,430

		2,513,356

Integrated Oil & Gas—1.62%

Husky Energy Inc. (Canada), Sr. Unsec. Unsub. Global Notes, 7.25%, 12/15/19	930,000	1,074,424
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Unsub. Gtd. Notes, 6.38%, 11/05/14(b)	3,200,000	3,206,336
Petrobras International Finance Co., (Cayman Islands) Sr. Unsec. Unsub. Gtd. Global Notes, 5.75%, 01/20/20	585,000	588,956
6.88%, 01/20/40	605,000	616,821

		5,486,537

Integrated Telecommunication Services—5.95%

AT&T Inc., Sr. Unsec. Unsub. Global Notes, 6.55%, 02/15/39	955,000	1,032,521
British Telecommunications PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 9.13%, 12/15/10	3,000,000	3,226,703
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Unsub. Notes, 7.38%, 11/15/13(b)	1,860,000	2,144,530
8.50%, 11/15/18(b)	1,860,000	2,328,615
DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 05/15/16	2,465,000	2,674,525
Intelsat Jackson Holdings Ltd. (Bermuda), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/19(b)	150,000	150,750
Nordic Telephone Co. Holdings (Denmark), Sr. Sec. Bonds, 8.88%, 05/01/16(b)	250,000	260,000
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 8.00%, 10/01/15(b)	250,000	248,750
Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	2,750,000	2,908,237
See accompanying notes which are an integral part of this schedule.
AIM Income Fund

	Principal
	Amount	Value
Integrated Telecommunication Services—(continued)

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 9.50%, 04/23/19(b)	$1,775,000	$2,108,296
Verizon Communications Inc., Sr. Unsec. Unsub. Global Notes, 8.75%, 11/01/18	2,000,000	2,521,494
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (Ireland), Sec. Notes, 9.13%, 04/30/18(b)	250,000	263,728
Wind Acquisition Finance S.A. (Luxembourg), Sr. Unsec. Notes, 11.75%, 07/15/17(b)	250,000	287,188

		20,155,337

Investment Banking & Brokerage—5.79%

Charles Schwab Corp. (The), Sr. Unsec. Unsub. Notes, 4.95%, 06/01/14	435,000	465,923
E*Trade Financial Corp., Sr. Unsec. Unsub. Global Notes, 7.38%, 09/15/13	150,000	135,000
Goldman Sachs Group Inc. (The), Sr. Medium-Term Notes, 6.00%, 05/01/14	700,000	770,814
Sr. Unsec. Global Notes, 7.50%, 02/15/19	1,520,000	1,783,504
Unsec. Sub. Global Notes, 6.75%, 10/01/37	1,710,000	1,811,001
Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	4,855,000	4,160,954
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.30%, 08/01/14(b)	1,565,000	1,688,211
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	5,290,000	5,698,284
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,358,163
Series F, Sr. Unsec. Medium-Term Global Notes, 5.95%, 12/28/17	1,680,000	1,734,900

		19,606,754

Leisure Facilities—0.12%

Universal City Development Partners Ltd., Sr. Sub. Notes, 10.88%, 11/15/16(b)	150,000	150,750
Sr. Unsec. Sub. Notes, 8.88%, 11/15/15(b)	250,000	248,125

		398,875

Life & Health Insurance—2.90%

MetLife Inc., Sr. Unsec. Global Notes, 7.72%, 02/15/19	2,250,000	2,662,927
Sr. Unsec. Unsub. Notes, 6.75%, 06/01/16	2,180,000	2,435,714
Metropolitan Life Global Funding I, Sr. Sec. Unsub. Notes, 5.13%, 11/09/11(b)	1,425,000	1,498,095
Prudential Financial Inc., Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38(d)	1,690,000	1,800,412
Series D, Sr. Unsec. Unsub. Medium-Term Notes, 7.38%, 06/15/19	1,270,000	1,426,035

		9,823,183

Mortgage Backed Securities—0.68%

U.S. Bank N.A., Sr. Unsec. Unsub. Medium-Term Global Notes, 5.92%, 05/25/12	2,222,177	2,315,813

Movies & Entertainment—0.27%

Cinemark USA Inc., Sr. Gtd. Notes, 8.63%, 06/15/19(b)	150,000	156,188
Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 07/01/18	670,000	741,535

		897,723

Multi-Line Insurance—1.87%

American Financial Group Inc., Sr. Unsec. Unsub. Notes, 9.88%, 06/15/19	2,565,000	2,912,104
Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(b)	1,405,000	1,381,728
Nationwide Mutual Insurance Co., Notes, 9.38%, 08/15/39(b)	1,970,000	2,050,222

		6,344,054

Multi-Utilities—0.43%

Pacific Gas & Electric Co., Sr. Unsec. Notes, 8.25%, 10/15/18	1,150,000	1,449,530

Office REIT’s—0.81%

Boston Properties LP, Sr. Unsec. Unsub. Global Notes, 5.88%, 10/15/19	2,000,000	2,019,495
Duke Realty LP, Sr. Unsec. Unsub. Notes, 8.25%, 08/15/19	680,000	727,313

		2,746,808

Oil & Gas Equipment & Services—0.02%

Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	75,000	72,750

Oil & Gas Exploration & Production—3.90%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	1,515,000	1,739,773
Sr. Unsec. Unsub. Global Notes, 5.75%, 06/15/14	3,745,000	4,047,250
See accompanying notes which are an integral part of this schedule.
AIM Income Fund

	Principal
	Amount	Value
Oil & Gas Exploration & Production—(continued)

Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp., Sr. Unsec. Gtd. Notes, 12.13%, 08/01/17	$250,000	$274,375
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 06/15/15	400,000	383,000
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	400,000	394,000
Concho Resources Inc., Sr. Unsec. Gtd. Notes, 8.63%, 10/01/17	250,000	258,750
Continental Resources Inc., Sr. Unsec. Notes, 8.25%, 10/01/19(b)	150,000	154,687
EOG Resources Inc., Sr. Unsec. Unsub. Notes, 5.63%, 06/01/19	2,000,000	2,189,994
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	150,000	152,250
Plains Exploration & Production Co., Sr. Unsec. Unsub. Notes, 8.63%, 10/15/19	250,000	252,500
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/01/17	250,000	252,500
Woodside Finance Ltd. (Australia), Sr. Unsec. Unsub. Gtd. Notes, 8.13%, 03/01/14(b)	1,135,000	1,286,231
XTO Energy Inc., Sr. Unsec. Unsub. Notes, 5.75%, 12/15/13	1,660,000	1,812,510

		13,197,820

Oil & Gas Refining & Marketing—0.43%

Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	895,000	905,500
Tesoro Corp., Sr. Unsec. Gtd. Unsub. Global Bonds, 6.50%, 06/01/17	125,000	112,812
United Refining Co.,-Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	500,000	438,125

		1,456,437

Oil & Gas Storage & Transportation—2.03%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Unsub. Global Notes, 6.13%, 10/15/39	1,765,000	1,771,486
Plains All American Pipeline LP/ PAA Finance Corp., Sr. Unsec. Gtd. Unsub. Notes, 5.75%, 01/15/20	1,890,000	1,941,875
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,200,000	2,269,738
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 8.75%, 01/15/20	575,000	665,729
Williams Partners L.P./Williams Partners Finance Corp., Sr. Unsec. Global Notes, 7.25%, 02/01/17	210,000	208,950

		6,857,778

Other Diversified Financial Services—10.21%

Bank of America Corp., Sr. Unsec. Unsub. Global Notes, 6.50%, 08/01/16	1,860,000	1,978,846
Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.68%, 07/19/10(d)	3,160,000	3,169,429
Cantor Fitzgerald LP, Bonds, 7.88%, 10/15/19(b)	4,380,000	4,387,612
Citigroup Inc., Sr. Unsec. Global Notes, 8.50%, 05/22/19	355,000	416,905
Sr. Unsec. Notes, 6.38%, 08/12/14	7,080,000	7,536,292
Sr. Unsec. Unsub. Global Notes, 5.10%, 09/29/11	1,000,000	1,041,806
Countrywide Financial Corp., Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes, 5.80%, 06/07/12	2,050,000	2,180,688
General Electric Capital Corp.-Series A, Sr. Unsec. Unsub. Medium-Term Global Notes, 6.88%, 01/10/39	5,120,000	5,544,026
JP Morgan Chase Capital XXVII, Series AA, Jr. Sub. Unsec. Gtd. Notes, 7.00%, 11/01/39	2,230,000	2,245,508
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	135,000	143,262
Sr. Unsec. Unsub. Global Notes, 6.30%, 04/23/19	2,035,000	2,241,190
Merrill Lynch & Co. Inc., Unsec. Sub. Global Notes, 6.11%, 01/29/37	555,000	527,939
Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,000,000	3,135,903
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04-04/03/06; Cost $1,644,980)(b)(d)(e)(f)	1,640,000	5,330

		34,554,736

Packaged Foods & Meats—0.10%

Del Monte Corp., Sr. Sub. Notes, 7.50%, 10/15/19(b)	75,000	76,688
Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	250,000	254,375

		331,063

See accompanying notes which are an integral part of this schedule.
AIM Income Fund

	Principal
	Amount	Value
Paper Packaging—0.01%

Sealed Air Corp., Sr. Notes, 7.88%, 06/15/17(b)	$35,000	$36,712

Paper Products—1.20%

Georgia-Pacific LLC, Deb., 7.70%, 06/15/15	275,000	284,625
International Paper Co., Sr. Unsec. Unsub. Global Bonds, 7.50%, 08/15/21	1,570,000	1,725,626
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	2,160,000	1,798,200
NewPage Corp., Sr. Sec. Gtd. Notes, 11.38%, 12/31/14(b)	150,000	148,500
PE Paper Escrow GmbH (Austria), Sr. Sec. Notes, 12.00%, 08/01/14(b)	100,000	108,819

		4,065,770

Personal Products—0.38%

Mead Johnson Nutrition Co., Sr. Unsec. Gtd. Notes, 3.50%, 11/01/14(b)	1,280,000	1,289,002

Pharmaceuticals—0.28%

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 8.38%, 06/15/16(b)	250,000	256,250
Watson Pharmaceuticals Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/14	675,000	696,547

		952,797

Publishing—0.23%

Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(c)	250,000	218,750
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 08/01/11	505,000	546,789

		765,539

Regional Banks—0.21%

PNC Capital Trust C, Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd. Capital Securities Bonds, 0.93%, 06/01/28(d)	1,160,000	709,269

Research & Consulting Services—1.59%

Erac USA Finance Co., Sr. Unsec. Gtd. Notes, 7.00%, 10/15/37(b)	1,255,000	1,205,951
Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	4,000,000	4,184,147

		5,390,098

Restaurants—1.36%

Yum! Brands Inc., Sr. Unsec. Notes, 5.30%, 09/15/19	4,480,000	4,591,536

Retail REIT’s—0.51%

Simon Property Group LP, Sr. Unsec. Unsub. Notes, 6.75%, 05/15/14	1,580,000	1,717,961

Semiconductors—0.30%

Viasystems Inc., Sr. Unsec. Gtd. Global Notes, 10.50%, 01/15/11	1,020,000	1,025,100

Soft Drinks—0.51%

Coca-Cola Amatil Ltd. (Australia), Sr. Gtd. Notes, 3.25%, 11/02/14(b)	1,720,000	1,729,635

Sovereign Debt—1.84%

Brazilian Government International Bond (Brazil), Sr. Unsec. Unsub. Global Notes, 5.88%, 01/15/19	1,185,000	1,266,587
United Mexican States (Mexico), Sr. Unsec. Global Notes, 5.88%, 02/17/14	4,645,000	4,960,280

		6,226,867

Specialized Finance—0.73%

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,486,376

Specialty Chemicals—0.04%

Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14	150,000	142,500

Specialty Stores—0.99%

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/15/14	250,000	260,312
Staples Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.75%, 01/15/14	200,000	241,375
Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 04/01/11	2,650,000	2,855,996

		3,357,683

Steel—0.77%

ArcelorMittal, (Luxembourg) Sr. Unsec. Unsub. Global Notes, 9.00%, 02/15/15	760,000	871,437
7.00%, 10/15/39	1,830,000	1,735,779

		2,607,216

Textiles—0.14%

Invista, Sr. Unsec. Unsub. Notes, 9.25%, 05/01/12(b)	450,000	457,875
See accompanying notes which are an integral part of this schedule.
AIM Income Fund

	Principal
	Amount	Value
Tires & Rubber—0.21%

Cooper Tire & Rubber Co., Sr. Unsec. Unsub. Notes, 7.63%, 03/15/27	$250,000	$206,875
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Unsub. Global Notes, 9.00%, 07/01/15	500,000	515,000

		721,875

Trucking—0.04%

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14	150,000	152,250

Wireless Telecommunication Services—1.76%

American Tower Corp., Sr. Unsec. Notes, 4.63%, 04/01/15(b)	1,280,000	1,300,020
Crown Castle International Corp., Sr. Notes, 7.13%, 11/01/19	250,000	248,750
Digicel Group Ltd., (Bermuda) Sr. Unsec. Notes, 12.00%, 04/01/14(b)	150,000	170,250
8.88%, 01/15/15(b)	500,000	480,625
SBA Telecommunications Inc., Sr. Gtd. Notes, 8.25%, 08/15/19(b)	275,000	288,062
Sprint Capital Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 11/15/28	375,000	285,938
Sprint Nextel Corp., Sr. Unsec. Unsub. Notes, 8.38%, 08/15/17	150,000	145,500
Vodafone Group PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 7.75%, 02/15/10	3,000,000	3,056,775

		5,975,920

Total U.S. Dollar Denominated Bonds & Notes (Cost $264,635,320)		280,942,641

U.S. Treasury Securities—7.56%

U.S. Treasury Notes—0.89%

2.00%, 02/28/10	3,000,000	3,017,930

U.S. Treasury Bonds—6.67%

5.38%, 02/15/31 (g)	15,390,000	17,890,875
3.50%, 02/15/39	930,000	815,494
4.50%, 08/15/39	3,700,000	3,867,078

		22,573,447

Total U.S. Treasury Securities (Cost $25,184,237)		25,591,377

U.S. Government Sponsored Mortgage-Backed Securities—2.72%

Federal Home Loan Mortgage Corp. (FHLMC)—1.42%

Pass Through Ctfs., 7.00%, 06/01/15 to 06/01/32	912,378	1,018,994
6.50%, 04/01/16 to 01/01/35	1,570,319	1,699,751
5.50%, 09/01/16 to 11/01/18	555,725	599,444
6.00%, 04/01/17 to 10/01/32	596,770	642,589
7.50%, 06/01/30	2,073	2,337
Pass Through Ctfs., TBA, 5.00%, 11/01/39(h)	800,000	829,125

		4,792,240

Federal National Mortgage Association (FNMA)—1.08%

Pass Through Ctfs., 7.50%, 11/01/15 to 05/01/32	115,221	130,310
7.00%, 02/01/16 to 09/01/32	290,750	319,762
6.50%, 09/01/16 to 10/01/35	509,239	553,732
5.00%, 01/01/18 to 09/01/18(g)	376,522	401,992
8.50%, 10/01/28	42,699	48,826
8.00%, 10/01/30 to 04/01/32(g)	125,965	143,587
Pass Through Ctfs., TBA, 5.00%, 11/01/39(h)	2,000,000	2,073,438

		3,671,647

Government National Mortgage Association (GNMA)—0.22%

Pass Through Ctfs., 7.50%, 06/15/23(g)	138,013	155,769
8.50%, 11/15/24(g)	41,198	47,232
8.00%, 09/20/26	33,846	38,647
6.50%, 03/15/31 to 07/15/32(g)	254,865	274,832
7.00%, 04/15/31 to 08/15/31	13,580	15,028
6.00%, 02/15/33(g)	212,715	228,295

		759,803

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $8,893,873)		9,223,690

Asset-Backed Securities—2.15%

Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B Pass Through Ctfs., 5.81%, 09/25/37	1,321,423	1,249,162
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11 Floating Rate Pass Through Ctfs., 3.18%, 09/26/34(b)(d)	2,255,196	2,157,648
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2 Variable Rate Pass Through Ctfs., 5.79, 08/15/39(d)	665,000	691,817
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Z, Class 2A1 Floating Rate Pass Through Ctfs., 4.44%, 12/25/34(d)	3,333,845	3,195,944

Total Asset-Backed Securities (Cost $6,895,208)		7,294,571

See accompanying notes which are an integral part of this schedule.
AIM Income Fund

	Principal
	Amount	Value
U.S. Government Sponsored Agency Securities—0.84%

Student Loan Marketing Association—0.84%

SLM Corp., Series-BED4, Sr. Unsec. Unsub. Floating Rate Medium-Term Notes, 0.53%, 03/15/10 (Cost $2,977,429)(d)	$3,000,000	$2,846,460

Municipal Obligations—0.55%

Utah (County of), Utah Charter Schools (Ronald Wilson Reagan); Series 2007 B, Taxable RB, 8.50%, 02/15/10	25,000	25,016
Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	700,000	577,787
Series 2007 P, Taxable RB, 9.00%, 05/15/18	695,000	620,253
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning); Series 2007 B, Taxable RB, 7.56%, 08/01/16	330,000	265,076
Milwaukee (City of), Wisconsin Redevelopment Authority; Series 2007 C, Taxable RB, 7.56%, 08/01/13	420,000	369,869

Total Municipal Obligations (Cost $2,164,862)		1,858,001

	Shares
Preferred Stocks—0.12%

Life & Health Insurance—0.12%

Channel Reinsurance Ltd. (Bermuda), 1.21% Pfd. (Acquired 10/30/09; Cost $388,500)(b)(d)	2,590	388,500

	Principal
	Amount
Non-U.S. Dollar Denominated Bonds & Notes—0.09%

Luxembourg—0.09%

Hellas Telecommunications (Luxembourg), Sr. Sec. Gtd. Floating Rate Bonds, 4.24%, 10/15/12 (Cost $276,433)(b)(d)	EUR $250,000	305,315

	Shares
Common Stocks & Other Equity Interests—0.01%

Broadcasting—0.01%

Adelphia Communications Corp., Sr. Notes 10.88%, 10/01/10(i)	—	$17,700
Adelphia Recovery Trust -Series ACC-1 (i)	859,558	21,489

		39,189

Integrated Telecommunication Services—0.00%

XO Holdings Inc. (j)	128	101
XO Holdings Inc. -Series A -Wts., expiring 01/16/10(k)	3,302	66
XO Holdings Inc. -Series B -Wts., expiring 01/16/10(k)	2,476	1
XO Holdings Inc. -Series C -Wts., expiring 01/16/10(k)	2,476	1

		169

Total Common Stocks & Other Equity Interests (Cost $219,658)		39,358

Money Market Funds—4.50%

Liquid Assets Portfolio-Institutional Class (l)	7,610,398	7,610,398
Premier Portfolio-Institutional Class (l)	7,610,398	7,610,398
Total Money Market Funds (Cost $15,220,796)		15,220,796

TOTAL INVESTMENTS—101.52% (Cost $326,856,316)		343,710,709

OTHER ASSETS LESS LIABILITIES—(1.52)%		(5,137,392)

NET ASSETS—100.00%		$338,573,317

Investment Abbreviations:

Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
TBA	—To Be Announced
Unsec.	—Unsecured
Unsub.	—Unsubordinated
Wts.	—Warrants
See accompanying notes which are an integral part of this schedule.
AIM Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2009 was $81,793,133, which represented 24.16% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2009.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at October 31, 2009 represented 0.00% of the Fund’s Net Assets.

(f)	Perpetual bond with no specified maturity date.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(h)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security.

(k)	Non-income producing security acquired as part of a unit with or in exchange for other securities or acquired through a corporate action.

(l)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
AIM Income Fund

A.	Security Valuations — (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA
AIM Income Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)
mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing
AIM Income Fund

G.	Futures Contracts — (continued)
transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is
AIM Income Fund

H.	Swap Agreements — (continued)
difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
I.	Collateral - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$15,630,954	$—	$17,700	$15,648,654
U.S. Treasury Debt Securities	—	28,437,837	—	28,437,837
U.S. Government Sponsored Agency Securities	—	9,223,690	—	9,223,690
Corporate Debt Securities	—	281,247,956	—	281,247,956
Asset-Backed Securities	—	7,294,571	—	7,294,571
Municipal Obligations	—	1,858,001	—	1,858,001
	$15,630,954	$328,062,055	$17,700	$343,710,709
Other Investments*	473,432	—	—	473,432

Total Investments	$16,104,386	$328,062,055	$17,700	$344,184,141

*	Other Investments includes futures, which are included at unrealized appreciation.
AIM Income Fund

NOTE 3 — Derivative Investments
Effective August 1, 2009, the Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of October 31, 2009:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk Futures contracts (a)	$767,839	$(294,407)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the three months ended October 31, 2009
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of
Operations
Futures *
Realized Gain (Loss)
Interest rate risk	$(91,780)
Change in Unrealized Appreciation
Interest rate risk	$461,197

Total	$369,417

*	The average value of futures outstanding during the period was $102,966,635.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 2 Year Notes	183	December-2009/Long	$39,822,516	$331,294
U.S. Treasury 5 Year Notes	234	December-2009/Long	27,250,031	389,713
U.S. Treasury Long Bonds	83	December-2009/Long	9,972,969	(8,350)

Subtotal			$77,045,516	$712,657

U.S. Treasury 10 Year Notes	250	December-2009/Short	29,652,344	(239,225)

Total			$106,697,860	$473,432

AIM Income Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2009 was $164,240,926 and $164,820,460, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$20,647,074
Aggregate unrealized (depreciation) of investment securities	(4,217,675)

Net unrealized appreciation of investment securities	$16,429,399

Cost of investments for tax purposes is $327,281,310.
AIM Income Fund

AIM Limited Maturity Treasury Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com          LTD-QTR-1 10/09          Invesco Aim Advisors, Inc.

Schedule of Investments
October 31, 2009
(Unaudited)

	Maturity	Principal
	Date	Amount	Value
U.S. Treasury Notes—99.67%

2.00%	09/30/10	$10,000,000	$10,148,828
1.50%	10/31/10	18,200,000	18,397,641
1.25%	11/30/10	18,100,000	18,259,789
0.88%	12/31/10	18,400,000	18,487,687
0.88%	01/31/11	18,400,000	18,487,688
0.88%	02/28/11	18,400,000	18,484,813
0.88%	03/31/11	18,500,000	18,582,383
0.88%	04/30/11	18,500,000	18,576,602
0.88%	05/31/11	18,500,000	18,573,711
1.13%	06/30/11	18,300,000	18,432,961
1.00%	07/31/11	17,700,000	17,784,351
1.00%	08/31/11	17,600,000	17,664,625
1.00%	09/30/11	12,400,000	12,433,906
1.00%	10/31/11	2,500,000	2,505,475

TOTAL INVESTMENTS—99.67% (Cost $225,444,478)			226,820,460

OTHER ASSETS LESS LIABILITIES—0.33%			740,554

NET ASSETS—100.00%			$227,561,014

See accompanying notes which are an integral part of this schedule.
AIM Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
AIM Limited Maturity Treasury Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Debt Securities	$—	$226,820,460	$—	$226,820,460

NOTE 3 — Investment Securities
The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended October 31, 2009 was $68,347,220 and $66,020,371, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,346,132
Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$1,346,132

Cost of investments for tax purposes is $225,474,328.
AIM Limited Maturity Treasury Fund

AIM Money Market Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com          MKT-QTR-1 10/09          Invesco Aim Advisors, Inc.

Schedule of Investments
October 31, 2009
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper—49.97%(a)

Asset-Backed Securities — Commercial Loans/Leases—3.55%

Atlantis One Funding Corp. (b)(c)	0.24%	12/08/09	$11,000	$10,997,287
Atlantis One Funding Corp. (b)(c)	0.40%	02/16/10	30,000	29,964,333

				40,961,620

Asset-Backed Securities — Consumer Receivables—10.55%

Old Line Funding, LLC (c)	0.30%	02/10/10	21,000	20,982,325
Sheffield Receivables Corp. (c)	0.22%	01/08/10	24,000	23,990,027
Thames Asset Global Securitization No. 1 Inc. (b)(c)	0.20%	11/12/09	37,900	37,897,684
Thunder Bay Funding, LLC (c)	0.23%	01/04/10	30,000	29,987,733
Thunder Bay Funding, LLC (c)	0.32%	02/12/10	9,000	8,991,760

				121,849,529

Asset-Backed Securities — Fully Backed—3.03%

Straight-A Funding LLC —Series 1, (CEP-Federal Financing Bank) (c)	0.21%	01/11/10	35,000	34,985,504

Asset-Backed Securities — Fully Supported Bank—6.23%

Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC) (c)	0.50%	11/09/09	25,000	24,997,222
Ticonderoga Funding LLC (CEP-Bank of America, N.A.) (c)	0.20%	11/04/09	27,005	27,004,550
Variable Funding Capital Co., LLC (CEP-Wells Fargo Bank, N.A.) (c)	0.25%	11/24/09	20,000	19,996,806

				71,998,578

Asset-Backed Securities — Multi-Purpose—7.70%

Atlantic Asset Securitization LLC (c)	0.24%	12/07/09	45,000	44,989,200
Regency Markets No. 1, LLC (b)(c)	0.33%	11/10/09	44,000	43,996,370

				88,985,570

Asset-Backed Securities — Securities—8.74%

Cancara Asset Securitisation Ltd./LLC (b)(c)	0.32%	12/10/09	21,000	20,992,720
Cancara Asset Securitisation Ltd./LLC (b)(c)	0.28%	01/19/10	25,000	24,984,639
Newport Funding Corp. (c)	0.20%	11/19/09	20,000	19,998,000
Newport Funding Corp. (c)	0.25%	12/18/09	10,000	9,996,736
Solitaire Funding Ltd./LLC (b)(c)	0.26%	11/16/09	25,000	24,997,292

				100,969,387

Diversified Banks—5.10%

Royal Bank of Scotland PLC (b)(c)	0.29%	12/08/09	25,000	24,992,549
Societe Generale North America, Inc. (b)	0.35%	01/25/10	34,000	33,972,304

				58,964,853

Regional Banks—5.07%

ASB Finance Ltd. (b)(c)	0.32%	12/14/09	19,000	18,992,738
ASB Finance Ltd. (b)(c)	0.30%	12/17/09	39,535	39,519,845
				58,512,583

Total Commercial Paper (Cost $577,227,624)				577,227,624

Certificates of Deposit—23.98%

Australia and New Zealand Banking Group, Ltd.	0.21%	11/05/09	50,000	50,000,000
Banco Bilbao Vizcaya Argentaria, S.A.	0.26%	12/24/09	45,000	45,002,978

BNP Paribas (United Kingdom) (b)	0.31%	11/12/09	60,000	60,000,092
Calyon	0.70%	09/10/10	24,000	24,000,000
Royal Bank of Canada (d)	0.50%	12/16/09	50,000	50,000,000
Royal Bank of Scotland PLC	0.25%	12/04/09	24,000	24,000,000
Toronto-Dominion Bank	1.40%	12/11/09	24,000	24,000,000

Total Certificates of Deposit (Cost $277,003,070)				277,003,070

See accompanying notes which are an integral part of this schedule.
AIM Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Variable Rate Demand Notes—14.39%

Credit Enhanced—14.39%

Allegheny (County of), Pennsylvania Industrial Development Authority (Eleven Parkway Center Associates); Series 1992, Ref. VRD Commercial Development RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	12/15/12	$1,795	$1,795,000
Allegheny (County of), Pennsylvania Industrial Development Authority (Oakland Catholic High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	06/01/38	1,440	1,440,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (c)(e)(f)	0.40%	01/01/29	1,400	1,400,000
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (e)	0.24%	05/15/33	1,895	1,895,000
Baltimore (County of), Maryland (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC-Bank of America, N.A.) (e)(f)	0.40%	09/01/20	1,180	1,180,000
Beaver (County of), Pennsylvania Industrial Development Authority (FirstEnergy Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC-Citibank N.A.) (e)(f)	0.22%	12/01/35	33,865	33,865,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.37%	12/01/28	3,105	3,105,000
Benzinger (Township of), Pennsylvania Hospital Authority (Elk Regional Health System); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	12/01/30	1,240	1,240,000
Campbell (Town of), Wisconsin (Skipperliner Industries Inc.); Series 2000, VRD IDR (LOC-U.S. Bank, N.A.) (e)(f)	0.30%	05/01/20	1,780	1,780,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)(f)	0.42%	07/01/38	2,875	2,875,000
Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.30%	07/01/20	3,469	3,469,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-Federal National Mortgage Association) (e)	0.25%	02/01/31	1,585	1,585,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	11/01/39	2,000	2,000,000
Florida Gulf Coast University Financing Corp. (Housing Project); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.) (e)(f)	0.21%	02/01/35	1,360	1,360,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.20%	08/01/28	1,800	1,800,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (e)(f)	0.37%	09/01/41	2,000	2,000,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Wells Fargo Bank, N.A.) (e)(f)	0.25%	03/01/21	30,000	30,000,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-Harris N.A.) (e)(f)	0.23%	09/01/24	1,600	1,600,000
Illinois (State of) Educational Facilities Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.28%	12/01/25	1,155	1,155,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-Federal Home Loan Bank of Indianapolis) (e)(f)	0.40%	12/01/39	990	990,000
Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.30%	04/01/24	3,470	3,470,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (e)	0.26%	04/01/44	2,500	2,500,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (c)(e)(f)	0.45%	01/01/33	4,100	4,100,000
Maryland (State of) Economic Development Corp. (Associated Catholic Charities, Inc. Facility); Series 2004, VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	10/01/29	1,400	1,400,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	11/01/28	2,435	2,435,000
Maryland (State of) Economic Development Corp. (eMerge, Inc.); Series 2006 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	04/01/22	1,655	1,655,000
Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	05/03/27	2,805	2,805,000
Maryland (State of) Health & Higher Educational Facilities Authority (Archdiocese of Baltimore Schools); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	07/01/37	1,965	1,965,000
Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 V, VRD Taxable RB (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.30%	10/01/30	3,800	3,800,000
See accompanying notes which are an integral part of this schedule.
AIM Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable Bonds (LOC-Bank of America, N.A.) (e)(f)	0.37%	01/01/44	$3,100	$3,100,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	11/01/38	1,875	1,875,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-Federal National Mortgage Association) (e)	0.25%	11/15/37	2,950	2,950,000
North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(e)(f)	0.27%	07/01/17	1,025	1,025,000
Oklahoma (State of) Industries Authority (Oklahoma Christian University); Series 2005, VRD Educational Facility RB (LOC-Bank of America, N.A.) (e)(f)	0.29%	12/01/35	2,000	2,000,000
Osprey Properties Limited Partnership, LLLP; Series 2002, VRD Taxable Purchase Bonds (LOC-Wells Fargo Bank, N.A.) (e)(f)	0.30%	06/01/27	6,000	6,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (c)(e)	0.37%	12/01/32	3,000	3,000,000
Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.37%	11/01/30	4,050	4,050,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.35%	08/01/35	660	660,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Mercyhurst College); Series 1999 E-1, VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	11/01/19	1,375	1,375,000
Pima (County of), Arizona Industrial Development Authority (Delaware Military Academy, Inc.); Series 2008, VRD Charter School RB (LOC-PNC Bank, N.A.) (e)(f)	0.20%	09/01/38	1,110	1,110,000
Richland (City of), Washington; Series 1996, VRD Golf Enterprise RB (LOC-Bank of America, N.A.) (e)(f)	0.26%	12/01/21	2,300	2,300,000
Richmond (Village of), Illinois (Maclean-Fogg Co.); Series 1995, VRD IDR (LOC-Bank of America, N.A.) (c)(e)(f)	0.42%	02/01/10	1,000	1,000,000
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (e)(f)	0.30%	12/01/18	535	535,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-Federal Home Loan Bank of Indianapolis) (e)(f)	0.45%	07/01/40	580	580,000
Saint Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (c)(e)(f)	0.65%	10/01/21	800	800,000
Seattle (Port of), Washington Industrial Development Corp. (Crowley Marine Services, Inc.); Series 2001, VRD RB (LOC-Citibank, N.A.) (e)(f)	0.30%	12/31/21	2,000	2,000,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (e)	0.24%	10/01/33	1,050	1,050,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-7 Q, VRD District Heating RB (LOC-Deutsche Bank) (b)(e)(f)	0.24%	12/01/28	985	985,000
Series 2009-10 DD, VRD District Cooling RB (LOC-Deutsche Bank) (b)(e)(f)	0.24%	03/01/29	820	820,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank) (b)(e)(f)	0.34%	03/01/29	1,070	1,070,000
Series 2009-6 P, VRD District Heating RB (LOC-Deutsche Bank) (b)(e)(f)	0.26%	12/01/28	1,445	1,445,000
Series 2009-5 O, VRD District Heating RB (LOC-Deutsche Bank) (b)(e)(f)	0.24%	12/01/28	1,800	1,800,000
Series 2009-8 R, VRD District Heating RB (LOC-Deutsche Bank) (b)(e)(f)	0.34%	12/01/28	700	700,000
Tarrant (County of), Texas Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-Federal National Mortgage Association) (e)	0.26%	02/15/28	1,900	1,900,000
Winder (City of) & Barrow (County of), Georgia Industrial Building Authority (Bankhead Highway Investments, LLC); Series 2002 A, VRD Tax-Exempt IDR (LOC-Bank of America, N.A.) (e)(f)	0.40%	11/01/22	1,400	1,400,000

Total Municipal Obligations (Cost $166,194,000)				166,194,000

See accompanying notes which are an integral part of this schedule.
AIM Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Bonds & Notes—3.20%

HSBC Bank USA N.A. Sr. Unsec. Floating Rate Global Notes (d)	0.43%	12/14/09	$2,000	$1,992,517
Illinois (State of) Health Facilities Authority (Swedish-American Hospital); Series 2000, RB (g)(h)	6.88%	05/15/10	1,500	1,561,788
Rabobank Nederland Floating Rate MTN (b)(c)(d)	0.83%	05/19/10	18,760	18,790,494
Royal Bank of Canada Sr. Unsec. Unsub. Global MTN (b)	4.13%	01/26/10	14,500	14,586,515

Total Bonds & Notes (Cost $36,931,314)				36,931,314

U.S. Government Sponsored Agency Securities—1.27%

Federal Home Loan Bank (FHLB)—1.27%

Unsec. Disc. Note (a)	0.07%	11/04/09	6,000	5,999,962
Unsec. Floating Rate Bonds (d)	0.35%	05/12/10	8,600	8,601,837
Total U.S. Government Sponsored Agency Securities (Cost $14,601,799)				14,601,799

TOTAL INVESTMENTS (excluding Repurchase Agreements)—92.81% (Cost $1,071,957,807)				1,071,957,807

			Repurchase
			Amount
Repurchase Agreements—6.86%(i)

RBC Capital Markets Corp., Joint agreement dated 10/30/09 aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.86%-6.00%, 02/01/23-10/20/39), (Cost $79,291,203)	0.08%	11/02/09	79,291,732	79,291,203

TOTAL INVESTMENTS(j)(k)—99.67% (Cost $1,151,249,010)				1,151,249,010

OTHER ASSETS LESS LIABILITIES—0.33%				3,837,864

NET ASSETS—100.00%				$1,155,086,874

Investment Abbreviations:

CEP	—	Credit Enhancement Provider
Disc.	—	Discounted
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTN	—	Medium-Term Notes
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sr.	—	Senior
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
VRD	—	Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
AIM Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 20.6%; Netherlands: 5.2%; Australia: 5.1%; other countries less than 5% each: 4.8%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2009 was $573,370,814, which represented 49.64% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2009.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2009.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Principal amount equals value at period end. See Note 1E.

(j)	Also represents cost for federal income tax purposes.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	5.6%
Wells Fargo Bank, N.A.	5.3
BNP Paribas	5.2
Commonwealth Bank of Australia	5.1
See accompanying notes which are an integral part of this schedule.
AIM Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Fund in the U.S. Department of Treasury’s (the “Treasury Department’) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
AIM Money Market Fund

E.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$1,151,249,010	$—	$1,151,249,010
AIM Money Market Fund

AIM Municipal Bond Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com          MBD-QTR-1 10/09          Invesco Aim Advisors, Inc.

Schedule of Investments
October 31, 2009
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—99.03%

Alabama—1.55%

Alabama (State of) Public School & College Authority; Series 1999 C, Capital Improvement RB	5.75%	07/01/17	$1,400	$1,425,788
Baldwin (County of); Series 2006 A, Unlimited Tax GO Wts. (INS-XL Capital Assurance Inc.) (a)	5.00%	01/01/21	1,000	1,073,350
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2002, Health Care Facility RB (INS-Ambac Assurance Corp.) (a)	5.38%	06/01/23	1,500	1,508,715
Series 2009, Health Care Facility RB (INS-Assured Guaranty Ltd.) (a)	6.00%	06/01/39	1,000	1,064,090
Jefferson (County of); Series 2000, School Revenue Wts. (INS-Financial Security Assurance Inc.) (a)	5.50%	02/15/20	1,250	1,220,462
Series 2001 A, Capital Improvement Sewer Revenue Wts. (b)(c)	5.00%	02/01/11	775	813,448
Lauderdale (County of) & Florence (City of) Health Care Authority (Coffee Health Group); Series 2000 A, RB (INS-National Public Finance Guarantee Corp.) (a)	6.00%	07/01/29	1,000	937,460
University of Alabama; Series 2004 A, General RB (INS-National Public Finance Guarantee Corp.) (a)	5.00%	07/01/29	1,000	1,038,050

				9,081,363

Alaska—0.96%

Alaska (State of) Housing Finance Corp. (State Building Lease); Series 1999, RB (b)(c)	5.75%	04/01/10	2,000	2,043,620
Alaska (State of) Housing Finance Corp. (State Capital); Series 2006 A, RB (INS-National Public Finance Guarantee Corp.) (a)	4.50%	06/01/40	500	455,920
Alaska (State of) Municipal Bond Bank Authority; Series 2008 2, RB	4.90%	06/01/26	1,035	1,059,881
Series 2008 2, RB	5.25%	06/01/38	1,000	1,013,750
Southeast Alaska Power Agency; Series 2009, Ref. Electrical RB (INS-Assured Guaranty Ltd.) (a)	5.38%	06/01/28	1,025	1,054,049

				5,627,220

Arizona—0.18%

Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-XL Capital Assurance Inc.) (a)	5.00%	07/01/24	1,000	1,043,930

Arkansas—1.44%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-Financial Security Assurance Inc.) (a)	5.00%	03/01/34	1,825	1,867,267
Bentonville (City of); Series 2007, Sales & Use Tax RB (INS-Ambac Assurance Corp.) (a)	4.38%	11/01/25	1,000	946,480
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO	4.00%	03/01/21	1,490	1,516,582
Series 2009, Library Construction & Improvement Limited Tax GO	4.60%	03/01/24	1,495	1,546,906
Series 2009, Library Construction & Improvement Limited Tax GO	5.00%	03/01/28	250	265,300
North Little Rock (City of) Health Facilities Board (Baptist Health); Series 2001, Health Care RB	5.70%	07/01/22	500	505,330
University of Arkansas (Phillips Community College); Series 2009, Ref. Student Fees RB	5.20%	12/01/38	1,000	1,034,670
Van Buren (County of); Series 2000, Ref. & Construction and Sales & Use Tax RB (INS-Ambac Assurance Corp.) (a)	5.60%	12/01/25	725	739,507

				8,422,042

California—7.14%

ABAG Finance Authority for Non-profit Corps. (Lincoln Glen Manor for Senior Citizens); Series 2000, COP (CEP-Cal-Mortgage)	6.10%	02/15/25	1,000	1,001,510
ABAG Finance Authority for Non-profit Corps. (Lytton Gardens Inc.); Series 1999, COP (CEP-Cal-Mortgage)	6.00%	02/15/19	1,585	1,588,376
ABAG Finance Authority for Non-profit Corps. (Odd Fellows Home of California); Series 1999, COP (CEP-Cal-Mortgage)	6.00%	08/15/24	1,000	1,000,280
Alhambra (City of) Unified School District (Financing); Series 2008, COP (INS-Financial Security Assurance Inc.) (a)	5.50%	04/01/26	1,000	1,013,010
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California—(continued)

Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-National Public Finance Guarantee Corp.) (a)	6.00%	04/01/22	$2,000	$2,288,320
Bret Harte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO	5.25%	08/01/31	1,000	1,017,490
California (State of) Department of Water Resources; Series 2002 A, Power Supply RB (b)(c)	5.38%	05/01/12	1,000	1,117,940
California (State of) Educational Facilities Authority (Fresno Pacific University); Series 2000 A, RB	6.05%	03/01/11	925	929,366
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (CEP-Cal-Mortgage)	5.75%	08/15/38	500	515,250
Series 2008, RB (CEP-Cal-Mortgage)	6.25%	08/15/33	500	534,800
California (State of); Series 2008 B, Economic Recovery Unlimited Tax GO (b)(c)	5.00%	03/01/11	2,970	3,141,518
Series 2009, Various Purpose Unlimited Tax GO	5.00%	10/01/29	1,000	968,100
Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/29	2,000	1,982,840
El Centro (City of) Financing Authority; Series 2006 A, Water RB (INS-Financial Security Assurance Inc.) (a)	5.00%	10/01/26	2,000	2,038,560
Evergreen Elementary School District; Series 2007 A, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)	4.38%	08/01/28	1,700	1,654,474
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-Ambac Assurance Corp.) (a)	5.00%	09/01/28	1,000	900,500
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District General Obligation Bond Program); Series 2007, RB (INS-Financial Security Assurance Inc.) (a)	5.00%	08/01/26	2,000	2,203,660
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-XL Capital Assurance Inc.) (a)	5.00%	09/01/31	500	421,845
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,550,190
Los Angeles (City of) Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)	4.50%	07/01/26	2,000	1,940,500
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-Financial Security Assurance Inc.) (a)	5.63%	10/01/34	1,500	1,564,800
Oceanside (City of) Unified School District; Series 2009 A, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (a)	5.25%	08/01/33	775	790,740
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)	5.00%	08/01/26	980	985,272
Redlands (City of) Unified School District (Election of 2008); Series 2008, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)	5.00%	07/01/25	1,415	1,458,059
Redondo Beach (City of) Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)	5.13%	08/01/37	2,000	2,001,940
Sacramento (County of); Series 2009 B, Airport System Sr. RB (INS-Assured Guaranty Ltd.) (a)	5.50%	07/01/34	1,500	1,588,365
San Bernardino (City of) Community College District (Election of 2002); Series 2008 A, Unlimited Tax GO	6.50%	08/01/28	500	591,505
Southern California Public Power Authority (Natural Gas Project No. 1); Series 2007 A, RB	5.00%	11/01/33	1,500	1,389,420
Torrance (City of) Unified School District (Measure Z); Series 2009 B-1, Capital Appreciation Unlimited Tax GO (d)	6.37%	08/01/26	1,500	562,620
University of California; Series 2009 O, RB	5.25%	05/15/39	500	526,245
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-Assured Guaranty Ltd.) (a)	5.50%	09/01/34	1,000	1,033,690
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-Assured Guaranty Ltd.) (a)	5.00%	09/01/33	1,500	1,485,465

				41,786,650

Colorado—3.70%

Aurora (City of) (Children’s Hospital Association); Series 2004 C, RB (INS-Financial Security Assurance Inc.) (a)	5.00%	12/01/33	1,500	1,481,310
Aurora (City of); Series 2000, COP (b)(c)	5.50%	12/01/10	3,230	3,406,810
Boulder (County of); Series 2005 A, Open Space Capital Improvement Trust Fund RB (INS-Financial Security Assurance Inc.) (a)	5.00%	01/01/24	2,645	2,776,086
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado—(continued)

Colorado (State of) Health Facilities Authority (Exempla Inc.); Series 2002 A, RB	5.50%	01/01/23	$2,850	$2,867,841
Series 2002 A, RB	5.63%	01/01/33	2,000	2,000,120
Colorado (State of) Water Resources & Power Development Authority (Fountain (City of) Electric, Water & Wastewater Utility Enterprise); Series 2009 A, RB (INS-Assured Guaranty Ltd.) (a)	5.13%	12/01/30	400	417,552
Series 2009 A, RB (INS-Assured Guaranty Ltd.) (a)	5.25%	12/01/38	500	515,645
Colorado Springs (City of); Series 2002, Hospital RB (INS-Financial Security Assurance Inc.) (a)	5.00%	12/15/32	1,000	989,130
Series 2009, Ref. Hospital RB	6.25%	12/15/33	1,000	1,059,950
Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB (b)(c)	6.25%	12/01/14	750	901,875
E-470 Public Highway Authority; Series 2000 A, Sr. RB (b)(c)	5.75%	09/01/10	1,000	1,064,610
Meridian Metropolitan District; Series 2001 B, Ref. & Improvement Unlimited Tax GO (INS-Radian Asset Assurance, Inc.) (a)	5.00%	12/01/25	750	657,773
Northwest Parkway Public Highway Authority; Series 2001 A, Sr. RB (b)(c)	5.25%	06/15/11	1,000	1,089,920
Superior Metropolitan District No. 1; Series 2006, Ref. Special RB (INS-Ambac Assurance Corp.) (a)	5.00%	12/01/23	1,450	1,361,898
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,000	1,066,660

				21,657,180

Connecticut—2.42%

Area Cooperative Educational Services (Staff Development/Administration Facility); Series 1999, Unlimited Tax GO (INS-ACA Financial Guaranty Corp.) (a)	5.63%	07/15/19	1,060	965,384
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA Financial Guaranty Corp.) (a)(e)	6.60%	07/01/24	1,250	1,037,475
Connecticut (State of) (Transportation Infrastructure); Series 1991 B, Special Tax Obligation RB	6.50%	10/01/10	530	559,134
Series 1991 B, Special Tax Obligation RB	6.50%	10/01/12	1,500	1,717,140
Connecticut (State of) Health & Educational Facility Authority (Bridgeport Hospital); Series 1992 A, RB (INS-National Public Finance Guarantee Corp.) (a)	6.63%	07/01/18	725	728,125
Connecticut (State of) Health & Educational Facility Authority (Loomis Chaffee School); Series 2001 D, RB (b)(c)	5.25%	07/01/11	1,000	1,084,470
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007 J, RB (INS-National Public Finance Guarantee Corp.) (a)	5.00%	07/01/37	1,200	1,223,604
Series 2007 J, RB (INS-National Public Finance Guarantee Corp.) (a)	5.75%	07/01/33	1,000	1,081,380
Connecticut (State of) Housing Finance Authority (Group Home Mortgage); Series 2000 GH-5, Special Obligation RB (INS-Ambac Assurance Corp.) (a)	5.85%	06/15/30	500	506,865
Connecticut (State of) Housing Finance Authority (Housing Mortgage Finance Program); Series 1996 C-1, RB	6.30%	11/15/17	1,015	1,016,949
Series 1998 C, RB (e)	5.50%	11/15/35	1,775	1,776,828
New Britain (City of); Series 1992, Unlimited Tax GO (INS-National Public Finance Guarantee Corp.) (a)	6.00%	02/01/11	400	426,904
Somers (Town of); Series 1990, Unlimited Tax GO	6.00%	12/01/10	190	201,182
University of Connecticut; Series 2000 A, Student Fees RB (b)(c)	6.00%	11/15/10	1,325	1,415,829
Westbrook (Town of); Series 1992, Unlimited Tax GO (INS-National Public Finance Guarantee Corp.) (a)	6.40%	03/15/10	380	388,550

				14,129,819

District of Columbia—0.35%

District of Columbia (George Washington University); Series 2001 A, RB (INS-National Public Finance Guarantee Corp.) (a)	5.13%	09/15/31	1,000	1,004,280
District of Columbia (Gonzaga College High School); Series 1999, RB (INS-Financial Security Assurance Inc.) (a)	5.38%	07/01/19	1,055	1,066,035

				2,070,315

Florida—2.87%

Bartow (City of); Series 2006, Ref. Water & Sewer System RB (INS-Financial Guaranty Insurance Co.) (a)	4.25%	10/01/29	5,000	4,524,400
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,576,065
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida—(continued)

Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS-National Public Finance Guarantee Corp.) (a)	5.80%	05/01/16	$995	$1,003,338
Jacksonville (City of) Health Facilities Authority (Ascension Health Credit Group); Series 2002 A, RB	5.25%	11/15/32	1,535	1,560,067
Miami (City of); Series 2009, Ref. Parking System RB (INS-Assured Guaranty Ltd.) (a)	5.00%	10/01/34	500	493,665
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO	5.38%	07/01/29	1,000	1,049,720
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-Assured Guaranty Ltd.) (a)	5.63%	06/01/34	1,000	1,038,600
Series 2009, Public Facilities RB (INS-Assured Guaranty Ltd.) (a)	5.75%	06/01/39	750	782,288
Miami-Dade (County of) (Miami International Airport); Series 2000 B, Aviation RB (INS-Financial Guaranty Insurance Co.) (a)	5.75%	10/01/29	2,000	2,036,860
Miami-Dade (County of); Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-Assured Guaranty Ltd.) (a)	5.75%	10/01/39	500	522,775
Palm Beach (County of) (FPL Reclaimed Water); Series 2009, Water & Sewer RB	5.00%	10/01/39	500	511,765
Sunrise (City of); Series 1998, Ref. Utility System RB (INS-Ambac Assurance Corp.) (a)	5.00%	10/01/28	1,150	1,168,986
Winter Park (City of); Series 2009 A, Ref. Electric Improvement RB (INS-Financial Security Assurance Inc.) (a)	5.00%	10/01/35	500	501,610

				16,770,139

Georgia—1.96%

Atkinson/Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-Assured Guaranty Ltd.) (a)	5.25%	06/01/34	1,000	1,005,190
Atlanta (City of); Series 2009 B, Water & Wastewater RB (INS-Financial Security Assurance Inc.) (a)	5.25%	11/01/34	1,500	1,515,120
Series 2009 B, Water & Wastewater RB (INS-Financial Security Assurance Inc.) (a)	5.38%	11/01/39	1,500	1,519,110
Gilmer (County of) Building Authority (Courthouse); Series 2005 A, RB (INS-XL Capital Assurance Inc.) (a)	5.00%	04/01/29	1,000	1,015,600
Gwinnett (County of) Water & Sewerage Authority; Series 2002, RB (b)(c)	5.25%	08/01/12	2,000	2,232,220
Macon-Bibb (County of) Hospital Authority (The Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	1,983,740
Medical Center Hospital Authority (Columbus Regional Healthcare System); Series 2008, RAC (INS-Assured Guaranty Ltd.) (a)	6.38%	08/01/29	2,000	2,216,760

				11,487,740

Idaho—0.09%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, RB	6.13%	12/01/28	500	544,840

Illinois—6.14%

Bellwood (Village of); Series 2002, Unlimited Tax GO (b)(c)	5.25%	12/01/12	1,000	1,126,810
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (e)	6.13%	02/20/42	1,510	1,552,989
Chicago (City of) Park District; Series 2008 F, Limited Tax GO	5.50%	01/01/33	1,250	1,318,000
Chicago (City of); Series 2000 C, Project & Ref. Unlimited Tax GO (b)(c)	5.50%	07/01/10	1,755	1,833,554
Series 2000 C, Project & Ref. Unlimited Tax GO (INS-Financial Guaranty Insurance Co.) (a)	5.50%	01/01/40	995	1,006,134
Series 2001, Special Transportation RB (b)(c)	5.25%	07/01/12	1,000	1,057,040
Series 2001 A, Project & Ref. Unlimited Tax GO (b)(c)	5.25%	01/01/11	2,980	3,171,346
Series 2001 A, Project & Ref. Unlimited Tax GO (INS-National Public Finance Guarantee Corp.) (a)	5.25%	01/01/33	960	969,917
Freeport (City of) (Sewer System Improvements); Series 2000, Unlimited Tax GO (b)(c)	6.00%	12/01/10	1,000	1,070,900
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-National Public Finance Guarantee Corp.) (a)	5.85%	07/01/19	1,750	1,761,900
Illinois (State of) Development Finance Authority (Adventist Health Systems); Series 1997 A, RB (INS-National Public Finance Guarantee Corp.) (a)	6.00%	11/15/11	2,500	2,601,300
Illinois (State of) Educational Facilities Authority (Northwestern University); Series 1997, Medium Term RB (b)(c)	5.25%	11/01/14	1,000	1,143,280
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois—(continued)

Illinois (State of) Educational Facilities Authority (Robert Morris College); Series 2000, RB (INS-National Public Finance Guarantee Corp.) (a)	5.75%	06/01/20	$1,305	$1,306,514
Series 2000, RB (INS-National Public Finance Guarantee Corp.) (a)	5.80%	06/01/30	1,000	1,000,550
Illinois (State of) Finance Authority (Children’s Memorial Hospital); Series 2008 A, RB (INS-Assured Guaranty Ltd.) (a)	5.25%	08/15/33	2,000	2,023,700
Illinois (State of) Finance Authority (Noble Network Charter Schools); Series 2007 A, Education RB (INS-ACA Financial Guaranty Corp.) (a)	5.00%	09/01/27	1,000	713,730
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 B, RB (INS-Financial Security Assurance Inc.) (a)	5.25%	05/15/29	3,000	2,921,280
Illinois (State of) Health Facilities Authority (Evangelical Hospital Corp.); Series 1992 A, Ref. RB (c)	6.25%	04/15/22	1,000	1,237,510
Series 1992 C, RB (c)	6.25%	04/15/22	1,150	1,423,136
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS-Financial Guaranty Insurance Co.) (a)	5.00%	02/01/26	4,000	4,123,080
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Capital Appreciation Dedicated State Tax RB (INS-National Public Finance Guarantee Corp.) (a)(d)	5.94%	06/15/30	1,000	323,330
Series 2002 A, Dedicated State Tax RB (INS-National Public Finance Guarantee Corp.) (a)	5.25%	06/15/42	1,000	1,008,460
Will (County of) School District No. 122; Series 2000 A, Unlimited Tax GO (b)(c)	6.50%	11/01/10	80	84,897
Series 2000 A, Unlimited Tax GO (b)(c)	6.50%	11/01/10	510	541,217
Series 2000 A, Unlimited Tax GO (b)(c)	6.50%	11/01/10	575	610,196

				35,930,770

Indiana—5.87%

East Allen (County of) Multi-School Building Corp.; Series 2000, First Mortgage RB (b)(c)	5.75%	01/15/10	735	742,975
Hancock (County of) & Mount Vernon (City of) Multi-School Building Corp.; Series 2001 A, First Mortgage RB (b)(c)	5.45%	07/15/11	1,000	1,078,030
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	250	263,175
Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	212,572
Indiana (State of) Bond Bank; Series 2000 A, Special Program RB (b)(c)	5.90%	02/01/10	1,000	1,024,130
Indiana (State of) Transportation Finance Authority; Series 2000, Highway RB (b)(c)	5.38%	12/01/10	435	458,564
Series 2000, Highway RB (b)(c)	5.38%	12/01/10	1,565	1,649,776
Indianapolis (City of) Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-Ambac Assurance Corp.) (a)(e)	5.00%	01/01/18	500	513,945
Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks); Series 2002 A, RB (b)(c)	5.25%	07/01/12	1,000	1,110,960
Series 2009 A, RB (INS-Assured Guaranty Ltd.) (a)	5.25%	01/01/29	1,000	1,074,830
Lafayette (City of); Series 2002, Sewer RB (b)(c)	5.15%	07/01/12	1,000	1,118,910
Monroe (County of) Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-Financial Security Assurance Inc.) (a)	5.25%	01/15/27	2,815	3,058,779
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,651,813
Northern Wells (City of) Community School Building Corp.; Series 2002, First Mortgage RB (b)(c)	5.40%	07/15/12	500	558,190
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref. PCR	5.75%	08/01/21	4,000	4,075,960
Series 1993 B, Ref. PCR (INS-National Public Finance Guarantee Corp.) (a)	5.40%	08/01/17	9,850	10,515,761
Rockport (City of) (AEP Generating Co.); Series 1995 A, Ref. PCR (INS-Ambac Assurance Corp.) (a)(b)	4.15%	07/15/11	2,000	2,016,520
Rockville (City of) School Building Corp.; Series 2006, First Mortgage RB (INS-Financial Security Assurance Inc.) (a)	5.00%	07/15/26	1,000	1,051,630
St. Joseph (County of) Hospital Authority (Memorial Health System); Series 2000, RB (b)(c)	5.63%	02/15/11	1,000	1,064,480
Wa-Nee Middle School Building Corp.; Series 2001, First Mortgage RB (b)(c)	5.50%	07/15/11	1,000	1,082,270

				34,323,270

See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Iowa—0.35%

Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-Assured Guaranty Ltd.) (a)	5.25%	02/15/29	$2,000	$2,039,620

Kansas—0.75%

Dodge City (City of); Series 2009, Sales Tax RB (INS-Assured Guaranty Ltd.) (a)	5.00%	06/01/34	1,000	1,026,010
Kansas (State of) Development Finance Authority (Stormont-Vail Healthcare Inc.); Series 2007 L, Health Facilities RB (INS-National Public Finance Guarantee Corp.) (a)	5.13%	11/15/32	750	714,435
Overland Park Development Corp. (Overland Park Convention Center Hotel); Series 2001 A, First Tier RB (b)(c)	7.38%	01/01/11	1,635	1,775,545
University of Kansas Hospital Authority (KU Health Systems); Series 2006, Ref. & Improvement Health Facilities RB	4.50%	09/01/32	1,000	898,370

				4,414,360

Kentucky—0.44%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2008 A-1, RB (INS-Assured Guaranty Ltd.) (a)	6.00%	12/01/33	1,000	1,071,950
Spencer (County of) School District Finance Corp.; Series 2007, School Building RB (INS-Financial Security Assurance Inc.) (a)	4.50%	08/01/27	1,480	1,510,503

				2,582,453

Louisiana—4.74%

East Baton Rouge (Parish of) Sewerage Commission; Series 2006 A, Ref. RB (INS-Financial Security Assurance Inc.) (a)	5.00%	02/01/25	1,000	1,051,330
Series 2006 A, Ref. RB (INS-Financial Security Assurance Inc.) (a)	5.00%	02/01/26	1,000	1,049,140
Series 2009 A, RB	5.25%	02/01/34	1,500	1,554,375
Lafayette (City of) Consolidated Government; Series 2000 A, Public Improvement Sales Tax RB (b)(c)	5.50%	03/01/10	2,360	2,436,771
Series 2007, Communications Systems RB (INS-XL Capital Assurance Inc.) (a)	4.63%	11/01/24	2,000	2,011,300
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS-ACA Financial Guaranty Corp.) (a)	6.55%	09/01/25	4,860	4,190,292
Series 2000 A, RB (INS-Ambac Assurance Corp.) (a)	6.30%	07/01/30	2,000	2,004,380
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,039,280
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, RB (INS-Assured Guaranty Ltd.) (a)	5.50%	02/01/39	1,500	1,553,250
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (New Iberia); Series 2009, RB (INS-Assured Guaranty Ltd.) (a)	4.50%	11/01/34	1,290	1,158,136
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB (INS-Ambac Assurance Corp.) (a)	5.20%	10/01/20	1,760	1,761,091
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-CIFG Assurance North America, Inc.) (a)	5.00%	07/01/32	1,000	882,520
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,500	1,578,510
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (b)(c)	5.50%	05/15/26	1,000	1,151,930
Louisiana (State of) Public Facilities Authority (Tulane University); Series 2002 A, RB (b)(c)	5.13%	07/01/12	2,100	2,321,424
Ouachita (Parish of) Hospital Service District No. 1 (Glenwood Regional Medical Center); Series 1996, Ref. RB (b)(c)	5.70%	05/15/10	1,000	1,028,230
Tangipahoa (Parish of) Hospital Service District No. 1 (North Oaks Medical Center); Series 2003 A, Ref. RB	5.00%	02/01/25	1,000	925,370

				27,697,329

Maine—0.09%

Maine (State of) Housing Authority; Series 2007 E, Mortgage Purchase RB (e)	5.30%	11/15/23	500	516,290

Maryland—0.23%

Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.38%	07/01/34	250	259,430
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Maryland—(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2001, RB (b)(c)	5.25%	07/01/11	$1,000	$1,074,070

				1,333,500

Massachusetts—2.71%

Boston (City of) Water & Sewer Commission; Sr. Series 1993 A, RB (INS-National Public Finance Guarantee Corp.) (a)	5.25%	11/01/19	5,385	6,106,913
Massachusetts (State of) Bay Transportation Authority; Series 2002 A, Sr. Sales Tax RB (b)(c)	5.00%	07/01/12	1,500	1,658,685
Massachusetts (State of) Development Finance Agency (Boston University); Series 1999 P, RB	6.00%	05/15/59	5,500	6,071,780
Massachusetts (State of) Development Finance Agency (College Issue); Series 2003 B, RB (INS-XL Capital Assurance Inc.) (a)	5.25%	07/01/33	1,000	1,006,880
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	1,007,060

				15,851,318

Michigan—4.13%

Allegan (City of) Public School District; Series 2000, Unlimited Tax GO (b)(c)	5.75%	05/01/10	500	513,725
Almont (City of) Community Schools; Series 2002, Ref. School Building & Site Unlimited Tax GO (b)(c)	5.00%	11/01/12	1,000	1,116,490
Bullock Creek School District; Series 2000, Unlimited Tax GO (b)(c)	5.50%	05/01/10	1,000	1,026,200
Caledonia (City of) Community Schools; Series 2000, Unlimited Tax GO (b)(c)	5.50%	05/01/10	1,000	1,026,200
Series 2005, Ref. Unlimited Tax GO (INS-National Public Finance Guarantee Corp.) (a)	5.00%	05/01/25	1,000	1,028,890
Chippewa Valley Schools; Series 2002, Ref. Unlimited Tax GO (b)(c)	5.13%	05/01/12	1,000	1,102,020
Detroit (City of); Series 2001 A, Water Supply System Sr. Lien RB (b)(c)	5.25%	07/01/11	1,655	1,762,724
Series 2001 A, Water Supply System Sr. Lien RB (b)(c)	5.25%	07/01/11	1,845	1,980,054
Series 2001 A, Water Supply System Sr. Lien RB (INS-Financial Guaranty Insurance Co.) (a)	5.00%	07/01/30	5,000	4,948,850
Series 2006 B, Water Supply System Second Lien RB (INS-Financial Security Assurance Inc.) (a)	6.25%	07/01/36	1,000	1,079,710
Jackson (City of) Brownfield Redevelopment Authority; Series 2002, Tax Increment Allocation RB (INS-Financial Guaranty Insurance Co.) (a)	5.13%	06/01/24	1,000	1,027,100
Lake Orion (City of) Community School District; Series 2000 A, Unlimited Tax GO (b)(c)	6.00%	05/01/10	500	513,865
Michigan (State of) Municipal Bond Authority (Drinking Water Revolving Fund); Series 2000, RB (b)(c)	5.50%	10/01/10	1,000	1,057,440
Michigan (State of) Public Power Agency (Combustion Turbine No. 1); Series 2001 A, RB (INS-Ambac Assurance Corp.) (a)	5.25%	01/01/24	2,500	2,520,175
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/34	1,300	1,084,967
Newaygo (City of) Public Schools; Series 2000, Unlimited Tax GO (b)(c)	5.50%	05/01/10	1,000	1,026,200
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,341,905

				24,156,515

Minnesota—0.37%

Minneapolis (City of) (Fairview Health Services); Series 2008 B, Health Care System RB (INS-Assured Guaranty Ltd.) (a)	6.50%	11/15/38	1,000	1,128,970
Minneapolis (City of) (Parking Ramp); Series 2000 A, Unlimited Tax GO	5.90%	12/01/20	1,000	1,028,370

				2,157,340

Mississippi—0.27%

Mississippi (State of) Development Bank Special Obligation (Jones County Junior College); Series 2009, RB (INS-Assured Guaranty Ltd.) (a)	5.00%	03/01/33	250	252,213
Series 2009, RB (INS-Assured Guaranty Ltd.) (a)	5.13%	03/01/39	250	250,625
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest County General Hospital); Series 2000, RB (b)(c)	5.50%	01/01/11	1,000	1,065,170

				1,568,008

See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Missouri—2.17%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2007, Ref. Mass Transit Sales Tax RB	5.00%	10/01/33	$1,500	$1,463,145
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Health Care Facilities IDR	5.50%	06/01/34	500	507,045
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	981,720
Gladstone (City of); Series 2006 A, COP (INS-XL Capital Assurance Inc.) (a)	5.00%	06/01/22	1,295	1,335,598
Ladue (City of) School District; Series 2007, Ref. & Improvement Unlimited Tax GO	4.75%	03/01/27	1,000	1,048,850
Miller (County of) Reorganized School District No. 2; Series 2006, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)	5.00%	03/01/21	1,000	1,071,550
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2001 A, RB (b)(c)	5.13%	06/15/11	4,000	4,290,600
Neosho (City of) Reorganized School District No. R-05 (Missouri Direct Deposit Program); Series 2006, School Building Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)	5.00%	03/01/23	1,000	1,075,120
St. Louis (City of) Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-Ambac Assurance Corp.) (a)	4.50%	02/15/28	1,000	890,170

				12,663,798

Nebraska—0.35%

University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,033,680
University of Nebraska (Omaha Student Facilities); Series 2007, RB	5.00%	05/15/32	1,000	1,033,590

				2,067,270

Nevada—2.53%

Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO	5.63%	07/01/32	1,500	1,609,905
Clark (County of); Series 2001, Bond Bank Limited Tax GO (b)(c)	5.00%	06/01/11	2,870	3,068,002
Series 2001, Bond Bank Limited Tax GO (INS-Financial Guaranty Insurance Co.) (a)	5.00%	06/01/31	2,130	2,131,512
Series 2001 B, Airport System Sub. Lien RB (b)(c)	5.13%	07/01/11	2,250	2,413,170
Series 2001 B, Airport System Sub. Lien RB (b)(c)	5.25%	07/01/11	1,500	1,611,885
Series 2004 A-2, Airport System Sub. Lien RB (INS-Financial Guaranty Insurance Co.) (a)	5.13%	07/01/25	1,000	1,029,390
Series 2004 A-2, Airport System Sub. Lien RB (INS-Financial Guaranty Insurance Co.) (a)	5.13%	07/01/27	1,000	1,020,930
Las Vegas Valley Water District; Series 2009 B, Limited Tax GO	5.00%	06/01/29	800	827,056
Truckee Meadows Water Authority; Series 2001 A, RB (b)(c)	5.13%	07/01/11	1,000	1,074,440

				14,786,290

New Hampshire—0.23%

New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 2005 BC-2, Water Facility RB (INS-Ambac Assurance Corp.) (a)(b)(e)	3.63%	07/01/10	1,360	1,360,979

New Jersey—1.50%

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (e)	6.40%	09/15/23	1,025	918,113
Series 2000, Special Facility RB (e)	7.00%	11/15/30	4,000	3,737,840
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB (c)	5.50%	06/15/10	1,440	1,486,800
New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/36	1,000	999,930
Tobacco Settlement Financing Corp.; Series 2002, Asset-Backed RB (b)(c)	5.38%	06/01/12	1,485	1,647,934

				8,790,617

New Mexico—0.65%

New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public Project Revolving Fund RB (INS-National Public Finance Guarantee Corp.) (a)	5.00%	06/01/26	2,000	2,091,160
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare Services); Series 2009, RB	5.00%	08/01/39	500	483,435
Santa Fe (City of); Series 2006 B, Ref. Gross Receipts Tax RB (INS-Financial Security Assurance Inc.) (a)	5.00%	06/01/22	1,185	1,249,120

				3,823,715

See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York—4.89%

Metropolitan Transportation Authority; Series 2000 A, Dedicated Tax Fund RB (b)(c)	5.88%	04/01/10	$1,500	$1,534,470
Series 2002 A, Ref. Service Contract RB	5.13%	01/01/29	1,000	1,016,000
New York (City of) Municipal Water Finance Authority; Series 2000 B, Water & Sewer System RB (b)(c)	6.00%	06/15/10	935	977,636
Series 2000 B, Water & Sewer System RB	6.00%	06/15/33	565	588,165
Series 2005 A, Water & Sewer System RB (INS-Financial Security Assurance Inc.) (a)	4.50%	06/15/29	1,000	1,000,940
New York (City of); Series 2005 J, Unlimited Tax GO	5.00%	03/01/23	2,500	2,593,375
Series 2007 D1, Unlimited Tax GO	5.13%	12/01/22	2,500	2,667,675
New York (State of) Dormitory Authority (The New York & Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital RB (INS-Financial Security Assurance Inc.) (a)	4.75%	02/15/23	1,000	1,017,940
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	525,398
New York (State of) Environmental Facilities Corp.; Series 1991 E, State Water Revolving Fund PCR	6.88%	06/15/10	145	145,789
New York (State of); Series 2009 A, Unlimited Tax GO	5.00%	02/15/39	500	520,325
Port Authority of New York & New Jersey (Consolidated Ninety-Third); Series 1994, RB	6.13%	06/01/94	5,250	6,118,088
Triborough Bridge & Tunnel Authority; Series 1992 Y, General Purpose RB (c)	5.50%	01/01/17	2,900	3,350,486
Series 1993 B, General Purpose RB (c)	5.00%	01/01/20	1,960	2,255,842
Series 2006 A, General Purpose RB	5.00%	11/15/35	2,000	2,054,880
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/26	2,500	2,263,900

				28,630,909

North Carolina—0.59%

North Carolina (State of) Eastern Municipal Power Agency; Series 1993 A, Power System RB (c)	6.13%	01/01/10	1,500	1,514,895
North Carolina (State of) Housing Finance Agency; Series 1996 II, Single Family RB (CEP-FHA)	6.20%	03/01/16	150	150,275
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	996,890
North Carolina (State of) Municipal Power Agency No. 1 Catawba; Series 1990, Ref. Electric RB (c)	6.50%	01/01/10	260	262,748
Oak Island (Town of); Series 2009, Enterprise System RB (INS-Assured Guaranty Ltd.) (a)	6.00%	06/01/34	500	537,685

				3,462,493

North Dakota—0.40%

North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-Ambac Assurance Corp.) (a)	5.00%	04/01/24	1,160	1,213,696
Series 2007, Housing & Auxiliary Facilities RB (INS-Ambac Assurance Corp.) (a)	5.00%	04/01/27	1,085	1,125,091

				2,338,787

Ohio—3.38%

Beavercreek (City of) School District; Series 2009, School Improvement Unlimited Tax GO	5.00%	12/01/30	1,000	1,050,470
Buckeye (City of) Tobacco Settlement Financing Authority; Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	785	779,591
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/24	1,265	1,156,602
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,850	1,370,702
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.00%	06/01/42	900	694,053
Cleveland (City of); Series 1993 G, Ref. Waterworks First Mortgage RB (INS-National Public Finance Guarantee Corp.) (a)	5.50%	01/01/21	3,300	3,735,831
Cuyahoga (County of); Series 2003 A, Ref. RB	5.50%	01/01/29	1,000	1,040,620
New Albany (Village of) Plain Local School District; Series 2000, Unlimited Tax GO (b)(c)	6.00%	06/01/11	410	444,743
Series 2000, Unlimited Tax GO (INS-Financial Guaranty Insurance Co.) (a)	6.00%	12/01/25	90	92,792
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital Facility RB	5.50%	01/01/39	3,750	3,883,500
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2007, RB (INS-National Public Finance Guarantee Corp.) (a)(b)(e)	5.10%	05/01/13	1,750	1,821,453
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Ohio—(continued)

Reynoldsburg (City of) School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO	5.00%	12/01/32	$1,000	$1,033,810
Stark (County of) Lake Local School District; Series 2000, Unlimited Tax GO (b)(c)	5.75%	12/01/10	2,500	2,642,475

				19,746,642

Oklahoma—0.60%

Jenks (City of) Aquarium Authority; Series 2000, First Mortgage RB (b)(c)	6.00%	07/01/10	800	838,480
Oklahoma City (City of) Airport Trust; 27th Series 2000 A, Jr. Lien RB (b)(c)	5.13%	07/01/10	2,575	2,656,164

				3,494,644

Oregon—0.44%

Beaverton (City of) School District (Washington County School District No. 48J); Series 2009, Limited Tax GO (INS-Assured Guaranty Ltd.) (a)	5.00%	06/01/31	750	796,620
Series 2009, Limited Tax GO (INS-Assured Guaranty Ltd.) (a)	5.13%	06/01/36	500	527,925
Oregon (State of) Facilities Authority (PeachHealth); Series 2009 A, Ref. RB	5.00%	11/01/39	1,250	1,229,013

				2,553,558

Pennsylvania—1.99%
Allegheny (County of) Higher Education Building Authority (Carnegie Mellon University); Series 2002, RB	5.25%	03/01/32	1,500	1,553,070
Lycoming (County of) County Authority (Pennsylvania College of Technology); Series 2008, RB (INS-Assured Guaranty Ltd.) (a)	5.50%	10/01/32	2,250	2,351,587
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage IDR (LOC-Lloyds TSB Bank PLC) (f)(g)(h)	0.24%	07/01/38	1,000	1,000,000
Pennsylvania (State of) Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-Assured Guaranty Ltd.) (a)	5.00%	11/15/33	2,000	2,048,760
Pennsylvania (State of) Turnpike Commission; Series 2009 B, Sub. RB	5.75%	06/01/39	2,000	2,113,980
Philadelphia (City of); Series 2009 B, Limited Tax GO (INS-Assured Guaranty Ltd.) (a)	7.00%	07/15/28	2,200	2,596,132

				11,663,529

Puerto Rico—1.05%

Children’s Trust Fund; Series 2000, Tobacco Settlement Asset-Backed RB (b)(c)	6.00%	07/01/10	1,000	1,036,880
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB	5.00%	07/01/37	1,000	942,810
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; First Sub. Series 2009 A, RB	5.25%	08/01/27	2,000	2,053,600
First Sub. Series 2009 A, RB	5.50%	08/01/28	2,000	2,079,400

				6,112,690

Rhode Island—0.49%

Providence (City of) Public Building Authority; Series 2000 A, RB (b)(c)	5.75%	12/15/10	1,210	1,294,869
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-Assured Guaranty Ltd.) (a)	6.25%	05/15/30	500	545,765
Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. RB (CEP-Gtd. Student Loans) (e)	6.00%	12/01/23	1,000	1,006,300

				2,846,934

South Carolina—3.05%

Beaufort (County of) School District; Series 2007 C, Unlimited Tax GO (CEP-South Carolina State Department of Education)	4.50%	03/01/32	1,000	985,120
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-XL Capital Assurance Inc.) (a)	4.63%	04/01/30	1,500	1,458,405
Greenwood (City of); Series 2007, Combined Public Utility System RB (INS-National Public Finance Guarantee Corp.) (a)	4.50%	12/01/27	1,400	1,391,390
Kershaw (County of) Public Schools Foundation (Kershaw County School District); Series 2006, Installment Purchase RB (INS-CIFG Assurance North America, Inc.) (a)	5.00%	12/01/28	2,000	2,012,960
Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS-Financial Guaranty Insurance Co.) (a)	5.38%	06/01/24	1,150	1,182,591
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
South Carolina—(continued)

South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2002 A, RB (b)(c)	5.50%	11/15/12	$460	$518,535
Series 2002 B, RB	5.50%	11/15/23	1,540	1,559,712
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2000 A, Hospital Facilities Improvement RB (b)(c)	7.13%	12/15/10	1,000	1,081,650
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,536,855
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,000	1,016,220
South Carolina (State of) Transportation Infrastructure Bank; Series 2001 A, RB (b)(c)	5.00%	10/01/11	1,000	1,079,540
Series 2004 A, RB (INS-Ambac Assurance Corp.) (a)	5.25%	10/01/24	2,000	2,090,120
Spartanburg (City of); Series 2007 A, Ref. Waterworks RB (INS-Financial Security Assurance Inc.) (a)	4.38%	06/01/28	1,000	986,810
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-Assured Guaranty Ltd.) (a)	4.50%	04/15/25	1,000	966,440

				17,866,348

South Dakota—1.43%

Aberdeen (City of) School District No. 6-1; Series 2000, Unlimited Tax GO (b)(c)	5.45%	01/01/11	3,940	4,164,462
South Dakota (State of) Building Authority; Series 2007, RB (INS-Financial Guaranty Insurance Co.) (a)	4.50%	06/01/30	2,675	2,615,160
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-Assured Guaranty Ltd.) (a)	5.50%	08/01/38	1,000	1,042,930
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	500	538,955

				8,361,507

Tennessee—0.52%

Johnson City (City of); Series 2009, Ref. Unlimited Tax GO	5.00%	06/01/31	750	773,602
Robertson & Sumner (Counties of) White House Utility District; Series 2000, Water & Sewer RB (b)(c)	6.00%	01/01/10	1,000	1,009,700
Tennessee (State of) Energy Acquisition Corp.; Series 2006 A, Gas RB	5.00%	09/01/16	1,200	1,234,188

				3,017,490

Texas—17.16%

Allen (City of) Independent School District; Series 2000, Unlimited Tax GO (b)(c)	5.95%	02/15/10	960	975,878
Series 2000, Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.95%	02/15/25	640	648,506
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-Assured Guaranty Ltd.) (a)	5.00%	03/01/30	1,000	1,031,520
Bexar (County of) Metropoliltan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,446,225
Brazos (County of) Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities IDR (b)(e)	5.90%	05/01/28	1,000	978,000
Bridgestone Municipal Utility District; Series 2009 B, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (a)	4.75%	11/01/32	1,150	1,124,804
Carroll (City of) Independent School District; Series 2001, Unlimited Tax GO (b)(c)	5.25%	02/15/11	955	1,012,615
Cisco (City of) Junior College District; Series 2002, Ref. Consolidated Fund RB (INS-Ambac Assurance Corp.) (a)	5.25%	07/01/26	1,000	1,037,940
Cleveland (City of) Independent School District; Series 2001, Unlimited Tax GO (b)(c)	5.13%	02/01/11	1,680	1,775,827
Comal (County of) Independent School District; Series 2001, Ref. School Building Unlimited Tax GO (b)(c)	5.25%	02/01/11	1,130	1,196,218
Corpus Christi (City of) Independent School District; Series 2009, School Building Unlimited Tax GO	5.38%	08/15/30	2,000	2,158,600
Corpus Christi (City of); Series 2009, Improvement Utility System RB (INS-Assured Guaranty Ltd.) (a)	5.25%	07/15/33	1,500	1,543,170
Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS-Ambac Assurance Corp.) (a)	4.50%	10/01/27	4,000	4,081,360
Denton (City of); Series 2000 A, Utility System RB (b)(c)	5.40%	12/01/10	1,000	1,054,670
Galena Park (City of) Independent School District; Series 1996, Ref. Capital Appreciation Unlimited Tax GO (CEP-Texas Permanent School Fund) (d)	5.89%	08/15/23	2,000	1,098,980
Grapevine (City of); Series 2000, Limited Tax GO Ctfs. (b)(c)	5.88%	08/15/10	1,610	1,680,904
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas—(continued)

Harris (County of) Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	$825	$774,032
Harris (County of) Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,000	1,035,500
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Health Care); Series 2001 A, Hospital RB (b)(c)	6.38%	06/01/11	750	823,268
Harris (County of) Health Facilities Development Corp. (St. Luke’s Episcopal Hospital); Series 2001 A, RB (b)(c)	5.38%	08/15/11	1,000	1,081,790
Series 2002, RB (b)(c)	5.13%	08/15/12	1,000	1,110,200
Harris (County of) Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, Hospital RB (c)	5.25%	10/01/29	2,000	2,027,000
Harris (County of)-Houston (City of) Sports Authority; Series 2001 B, Ref. Jr. Lien Special RB (INS-National Public Finance Guarantee Corp.) (a)	5.25%	11/15/40	5,000	4,543,550
Harris (County of); Series 2002, Ref. Limited Tax GO (b)(c)	5.13%	08/15/12	2,000	2,222,720
Houston (City of); Series 2000 B, Airport System Sub. Lien RB (b)(c)	5.50%	07/01/10	1,000	1,034,780
Series 2009 A, Ref. Airport System Sr. Lien RB	5.50%	07/01/34	750	783,038
Keller (City of) Independent School District; Series 2001, Ref. Unlimited Tax GO (b)(c)	5.25%	08/15/11	1,775	1,919,893
Laredo (City of) Community College District; Series 2002, Limited Tax GO (b)(c)	5.25%	08/01/12	1,000	1,115,450
Series 2002, Limited Tax GO (b)(c)	5.25%	08/01/12	1,000	1,115,450
Little Elm (City of) Independent School District; Series 2000, Unlimited Tax GO (b)(c)	6.13%	08/15/10	980	1,024,855
Nacogdoches (City of) Independent School District; Series 2001, Ref. Unlimited Tax GO (b)(c)	5.30%	02/15/11	2,480	2,631,230
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,051,270
Series 2008 A-AGC-1, Ref. First Tier System RB	5.63%	01/01/33	1,500	1,574,445
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	1,000	1,040,710
Series 2008 K-1, Ref. First Tier System RB (INS-Assured Guaranty Ltd.) (a)	5.75%	01/01/38	1,530	1,623,865
Parker (County of); Series 2009, Unlimited Tax GO Road Bonds (INS-Assured Guaranty Ltd.) (a)	5.13%	02/15/31	1,000	1,044,650
Pasadena (City of); Series 2002, Limited Tax GO Ctfs. (b)(c)	5.25%	04/01/11	2,000	2,131,980
Pflugerville (City of) Independent School District; Series 2000, Unlimited Tax GO (b)(c)	5.50%	08/15/10	1,615	1,681,473
Pflugerville (City of); Series 2009, Limited Tax GO Ctfs. (INS-Assured Guaranty Ltd.) (a)	5.30%	08/01/31	860	910,147
Series 2009, Limited Tax GO Ctfs. (INS-Assured Guaranty Ltd.) (a)	5.38%	08/01/32	755	799,900
Pharr San Juan Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,079,973
Plano (City of); Series 2000, Limited Tax GO (b)(c)	5.88%	09/01/10	850	889,593
Richardson (City of) Independent School District; Series 2008, School Building Unlimited Tax GO	5.25%	02/15/33	1,000	1,062,380
Richardson (City of); Series 2000, Hotel Occupancy Limited Tax GO Ctfs. (b)(c)	5.75%	02/15/10	2,000	2,031,920
Series 2001, Limited Tax GO Ctfs.	5.00%	02/15/19	1,720	1,790,382
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO (INS-Assured Guaranty Ltd.) (a)	5.25%	02/15/31	500	527,020
San Angelo (City of); Series 2001, Ref. & Improvement Waterworks & Sewer System RB (c)	5.25%	04/01/19	1,000	1,045,140
San Antonio (City of); Series 2000 A, Limited Tax GO (b)(c)	5.38%	02/01/11	1,185	1,256,290
Schertz-Cibolo-Universal City Independent School District; Series 2001, Ref. & Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.13%	08/01/25	1,535	1,617,721
Southlake (City of); Series 2004, Ref. Limited Tax GO (INS-Ambac Assurance Corp.) (a)	5.20%	02/15/26	1,000	1,048,880
Spring Branch Independent School District; Series 2000, Limited Tax GO (b)(c)	5.75%	02/01/10	5,000	5,066,750
Spring Independent School District; Series 2005, Schoolhouse Unlimited Tax GO (INS-Financial Guaranty Insurance Co.) (a)	5.00%	08/15/24	1,650	1,708,822
Tarrant (County of) Cultural Education Facilities Finance Corp. (Christus Health); Series 2008 A, Ref. RB (INS-Assured Guaranty Ltd.) (a)	6.25%	07/01/28	1,115	1,220,713
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO	5.25%	08/01/35	1,840	1,867,066
Texas City (City of) Independent School District; Series 2008, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	4.50%	08/15/30	500	503,075
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,357,052
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas—(continued)

Town Center Improvement District; Series 2001, Sales & Hotel Occupancy Tax RB (INS-Financial Guaranty Insurance Co.) (a)	5.13%	03/01/21	$2,500	$2,528,925
Series 2001, Sales & Hotel Occupancy Tax RB (INS-Financial Guaranty Insurance Co.) (a)	5.13%	03/01/23	1,000	1,008,470
Series 2001, Sales & Hotel Occupancy Tax RB (INS-Financial Guaranty Insurance Co.) (a)	5.25%	03/01/27	2,800	2,816,296
United Independent School District; Series 2000, Unlimited Tax GO (c)	5.13%	08/15/26	1,000	1,056,900
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,055,440
Waxahachie Independent School District; Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.25%	08/15/26	3,400	3,594,650
Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.25%	08/15/30	2,890	2,942,916
Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.38%	08/15/27	2,000	2,067,980
Ysleta (City of) Independent School District Public Facilities Corp.; Series 2001, Ref. Lease RB (INS-Ambac Assurance Corp.) (a)	5.38%	11/15/24	1,300	1,306,058

				100,396,825

Utah—0.47%

Pleasant Grove (City of); Series 2008, Water RB (INS-Financial Security Assurance Inc.) (a)	5.25%	12/01/33	710	737,512
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-Financial Security Assurance Inc.) (a)	5.00%	06/15/36	1,050	1,084,482
Washington City (City of); Series 2003, Sales Tax RB (INS-Ambac Assurance Corp.) (a)	5.00%	11/15/23	915	922,302

				2,744,296

Vermont—0.82%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,245	1,280,844
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2000 A, Hospital RB (INS-Ambac Assurance Corp.) (a)	6.00%	12/01/23	1,000	1,003,820
Series 2004 B, RB (INS-Financial Security Assurance Inc.) (a)	5.00%	12/01/34	1,000	984,500
Vermont (State of) Housing Finance Agency; Series 2005 23, VRD Single Family RB (INS-Financial Security Assurance Inc.) (a)(e)(f)(g)	5.00%	11/01/34	1,500	1,500,000

				4,769,164

Virginia—1.89%

Fairfax (County of) Industrial Development Authority (Inova Health System); Series 1993, IDR (INS-Financial Security Assurance Inc.) (a)	5.25%	08/15/19	1,000	1,082,100
Fauquier (County of) Industrial Development Authority; Series 2002, Hospital IDR (INS-Radian Asset Assurance, Inc.) (a)	5.25%	10/01/31	1,000	951,230
Series 2002, Hospital IDR (INS-Radian Asset Assurance, Inc.) (a)	5.50%	10/01/17	500	516,035
Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	2,000	2,018,740
King George (County of) Industrial Development Authority; Series 2004, Lease IDR (INS-Financial Security Assurance Inc.) (a)	5.00%	03/01/25	1,100	1,137,048
New River Valley Regional Jail Authority; Series 2008, Ref. RB (INS-National Public Finance Guarantee Corp.) (a)	4.50%	10/01/32	1,155	1,063,385
Richmond (City of); Series 2004, Public Utility RB (INS-Financial Security Assurance Inc.) (a)	5.00%	01/15/27	1,560	1,641,214
Virginia (State of) Housing Development Authority; Series 2000 D, RB (e)	5.70%	04/01/11	1,500	1,526,475
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB	6.00%	12/01/32	1,000	1,121,910

				11,058,137

Washington—2.44%

Everett (City of) Public Facilities District; Series 2007 A, Limited Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,177,744
King (County of); Series 2009, Sewer Limited Tax GO	5.00%	01/01/30	1,000	1,061,480
Klickitat (County of) Public Utility District No. 1; Series 2006 B, Ref. Electric RB (INS-Financial Guaranty Insurance Co.) (a)	5.00%	12/01/23	3,000	3,037,350
Series 2006 B, Ref. Electric RB (INS-Financial Guaranty Insurance Co.) (a)	5.00%	12/01/24	2,000	2,061,240
Pierce (County of) White River School District No. 416; Series 2000, Unlimited Tax GO	5.35%	12/01/09	1,550	1,556,681
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Washington—(continued)

Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-National Public Finance Guarantee Corp.) (a)	5.00%	03/01/35	$1,000	$1,005,050
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2005, RB	5.38%	12/01/22	500	490,545
Series 2007, RB	5.63%	12/01/25	2,000	1,965,640
Washington (State of) Health Care Facilities Authority (Providence Health System); Series 2001 A, RB (INS-National Public Finance Guarantee Corp.) (a)	5.25%	10/01/21	1,900	1,917,157

				14,272,887

West Virginia—0.17%

West Virginia (State of) Hospital Finance Authority (Camden-Clark Memorial Hospital Corp.); Series 2009 A, Hospital Improvement RB (INS-Assured Guaranty Ltd.) (a)	5.88%	02/15/34	1,000	1,020,340

Wisconsin—1.07%

Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)	6.50%	04/01/15	1,340	1,570,011
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	721,335
Wisconsin (State of) Health & Educational Facilities Authority (Sinai Samaritan Medical Center Inc.); Series 1996, RB (INS-National Public Finance Guarantee Corp.) (a)	5.75%	08/15/16	1,375	1,375,715
Wisconsin (State of); Series 2000 C, Unlimited Tax GO (b)(c)	5.50%	05/01/10	2,500	2,564,075

				6,231,136

TOTAL INVESTMENTS(i)-99.03% (Cost $556,116,390)				579,272,996

OTHER ASSETS LESS LIABILITIES-0.97%				5,688,053

NET ASSETS-100.00%				$584,961,049

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
Ctfs.	—Certificates
FHA	—Federal Housing Administration
GNMA	—Government National Mortgage Association
GO	—General Obligation Bonds
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(e)	Security subject to the alternative minimum tax.
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2009.

(g)	Security is considered a cash equivalent.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	9.72%
Financial Security Assurance Inc.	8.75
Assured Guaranty Ltd.	8.18
Financial Guaranty Insurance Co.	6.65
Ambac Assurance Corp.	6.24
See accompanying notes which are an integral part of this schedule.
AIM Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
AIM Municipal Bond Fund

D.	Other Risks — (continued)
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$579,272,996	$—	$579,272,996
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2009 was $39,085,713 and $29,128,251, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$28,514,101
Aggregate unrealized (depreciation) of investment securities	(5,444,330)

Net unrealized appreciation of investment securities	$23,069,771

Cost of investments for tax purposes is $556,203,225.
AIM Municipal Bond Fund

AIM Real Estate Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com      REA-QTR-1 10/09      Invesco Aim Advisors, Inc.

Schedule of Investments (a)
October 31, 2009
(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests—94.17%

Apartments—14.67%

American Campus Communities, Inc.	457,400	$12,358,948
AvalonBay Communities, Inc.	433,710	29,830,574
Camden Property Trust	667,851	24,209,599
Equity Residential	1,675,178	48,379,140
Essex Property Trust, Inc.	459,766	34,565,208
Henderson Land Development Co. Ltd. (Hong Kong)	178,000	1,254,979
Mid-America Apartment Communities, Inc.	124,244	5,444,372
Yanlord Land Group Ltd. (Singapore)	937,000	1,498,028

		157,540,848

Developers—0.42%

Conwert Immobilien Invest S.E. (Austria)(b)	111,365	1,361,696
Glorious Property Holdings Ltd. (Hong Kong)(b)	1,076,000	473,431
Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	178,500	2,703,041

		4,538,168

Diversified—7.05%

BGP Holdings PLC (Dominican Repubic)(b)	3,547,941	0
British Land Co. PLC (United Kingdom)	217,954	1,684,449
Kerry Properties Ltd. (Hong Kong)	334,500	1,877,856
Morguard REIT (Canada)	171,700	1,890,319
Shaftesbury PLC (United Kingdom)	79,605	490,212
Stockland (Australia)	715,496	2,374,075
Sun Hung Kai Properties Ltd. (Hong Kong)	60,000	909,971
Unibail-Rodamco S.E. (France)	2,546	563,646
Vornado Realty Trust	929,012	55,331,955
Washington REIT	395,361	10,556,139

		75,678,622

Healthcare—14.42%

HCP, Inc.	425,050	12,577,230
Health Care REIT, Inc.	908,682	40,318,221
Nationwide Health Properties, Inc.	1,019,045	32,864,201
Senior Housing Properties Trust	1,211,026	23,348,581
Ventas, Inc.	1,139,186	45,715,534

		154,823,767

Industrial—5.35%

AMB Property Corp.	438,300	9,633,834
DCT Industrial Trust Inc.	2,667,947	12,085,800
EastGroup Properties, Inc.	335,300	12,342,393
ProLogis	2,066,473	23,413,139

		57,475,166

Industrial/Office: Mixed—2.49%

Liberty Property Trust	910,823	26,750,871

Lodging-Resorts—4.62%

Host Hotels & Resorts Inc.	3,666,522	37,068,537
LaSalle Hotel Properties	464,950	7,978,542
Starwood Hotels & Resorts Worldwide, Inc.	156,251	4,540,654

		49,587,733

Office—14.87%

Alexandria Real Estate Equities, Inc.	274,712	14,881,149
Boston Properties, Inc.	863,984	52,504,308
CapitaCommercial Trust (Singapore)	509,000	382,669
Derwent London PLC (United Kingdom)	83,815	1,707,393
Highwoods Properties, Inc.	700,150	19,268,128
Hongkong Land Holdings Ltd. (Hong Kong)	676,000	3,169,033
Kilroy Realty Corp.	409,250	11,303,485
Mack-Cali Realty Corp.	688,700	21,315,265
SL Green Realty Corp.	886,875	34,375,275
Wereldhave N.V. (Netherlands)	8,424	822,327

		159,729,032

Regional Malls—11.48%

Corio N.V. (Netherlands)	32,311	2,191,139
Macerich Co. (The)	729,095	21,727,031
Simon Property Group, Inc.	1,463,010	99,323,749

		123,241,919

Self Storage Facilities—4.84%

Public Storage	706,000	51,961,600

Shopping Centers—7.57%

Acadia Realty Trust	832,279	13,233,236
Eurocommercial Properties N.V. (Netherlands)	30,365	1,314,684
Federal Realty Investment Trust	111,500	6,581,845
Kimco Realty Corp.	566,300	7,158,032
Regency Centers Corp.	314,100	10,538,055
Renhe Commerical Holdings Co. Ltd. (China)	2,690,000	515,450
Retail Opportunity Investments Corp. (b)	792,834	8,205,832
Tanger Factory Outlet Centers, Inc.	772,100	29,393,847
VastNed Retail N.V. (Netherlands)	66,031	4,404,063

		81,345,044

Specialty Properties—6.39%

Digital Realty Trust, Inc.	1,170,517	52,825,432
Plum Creek Timber Co., Inc.	198,739	6,218,543
Rayonier Inc.	219,900	8,483,742
Unite Group PLC (United Kingdom)	240,000	1,047,646

		68,575,363

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $855,241,555)		1,011,248,133
See accompanying notes which are an integral part of this schedule.
AIM Real Estate Fund

	Principal
	Amount	Value
Asset-Backed Securities—1.71%

Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(c)	$1,575,000	$1,561,234
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(c)	3,350,000	3,345,427
Series 2006-T22, Class A4, Variable Rate Pass Through Ctfs., 5.63%, 04/12/38(c)	1,008,000	1,024,731
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-TFLA, Class J, Floating Rate Pass Through Ctfs., 1.20%, 02/15/20 (Acquired 04/17/09; Cost $183,375)(c)(d)	225,000	214,011
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.46%, 06/10/31(c)(d)	1,350,000	1,366,369
GS Mortgage Securities Corp. II, Series 2001-LIBA, Class A2, Pass Through Ctfs., 6.62%, 02/14/16 (Acquired 05/08/09; Cost $2,136,576)(d)	1,992,000	2,128,522
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	850,000	837,831
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(c)	1,800,000	1,819,738
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	1,675,000	1,685,697
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.95%, 10/15/42(c)	1,900,000	788,587
Park Square Mortgage Trust, Series 2000-CB50, Class B1, Pass Through Ctfs., 7.57%, 11/05/33(d)	425,000	454,750
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(c)	3,500,000	3,160,564

Total Asset-Backed Securities (Cost $16,963,502)		18,387,461

U.S. Dollar Denominated Bonds & Notes—0.81%

Healthcare—0.30%

Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.50%, 07/15/11	2,220,000	2,290,796
Sr. Unsec. Unsub. Notes, 6.25%, 02/01/13	900,000	924,083

		3,214,879

Office—0.25%

Brandywine Operating Partnership L.P., Sr. Unsec. Gtd. Unsub. Notes, 7.50%, 05/15/15	750,000	761,716
Mack-Cali Realty Corp., Sr. Unsec. Notes, 7.75%, 08/15/19	1,820,000	1,922,822

		2,684,538

Shopping Centers—0.26%

Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13	1,409,000	1,421,458
Sr. Unsec. Unsub. Notes, 6.00%, 07/15/12	1,332,000	1,351,074

		2,772,532

Total U.S. Dollar Denominated Bonds & Notes (Cost $7,859,632)		8,671,949

	Shares
Preferred Stocks—0.30%

Diversified—0.24%

Vornado Realty Trust, Series I, 6.63% Pfd.	127,400	2,611,700

Lodging-Resorts—0.05%

LaSalle Hotel Properties, Series D, 7.50% Pfd.	5,831	114,754
Series G, 7.25% Pfd.	22,505	438,623

		553,377

Office—0.01%

Corporate Office Properties Trust, Series J, 7.63% Pfd.	1,941	44,837

Total Preferred Stocks (Cost $3,290,118)		3,209,914

Principal
Amount
Non-U.S. Dollar Denominated Bonds & Notes—0.08%

Australia—0.08%

GPT RE Ltd., Sr. Unsec. Unsub. Medium-Term Notes, 6.50%, 08/22/13 (Cost $679,576) AUD	1,000,000	829,074

	Shares
Money Market Funds—2.53%

Liquid Assets Portfolio-Institutional Class (e)	13,595,536	13,595,536
Premier Portfolio-Institutional Class (e)	13,595,536	13,595,536

Total Money Market Funds (Cost $27,191,072)		27,191,072

TOTAL INVESTMENTS—99.60% (Cost $911,225,455)		1,069,537,603

OTHER ASSETS LESS LIABILITIES—0.40%		4,252,069

NET ASSETS—100.00%		$1,073,789,672

See accompanying notes which are an integral part of this schedule.
AIM Real Estate Fund

Investment Abbreviations:

AUD	—	Australian Dollar
Ctfs.	—	Certificates
Gtd.	—	Guaranteed
Pfd.	—	Preferred
REIT	—	Real Estate Investment Trust
Sr.	—	Senior
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) U.S. Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Non-income producing security.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2009.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2009 was $4,163,652, which represented 0.39% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
AIM Real Estate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
AIM Real Estate Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,016,489,144	$25,159,975	$0	$1,041,649,119
Corporate Debt Securities	—	9,501,023	—	9,501,023
Asset-Backed Securities	—	18,387,461	—	18,387,461

Total Investments	$1,016,489,144	$53,048,459	$0	$1,069,537,603

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2009 was $224,114,435 and $119,103,236, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$133,585,835
Aggregate unrealized (depreciation) of investment securities	(24,238,073)

Net unrealized appreciation of investment securities	$109,347,762

Cost of investments for tax purposes is $960,189,841.
AIM Real Estate Fund

AIM Short Term Bond Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com           STB-QTR-1 10/09           Invesco Aim Advisors, Inc.

Schedule of Investments (a)
October 31, 2009
(Unaudited)

	Principal
	Amount	Value
Bonds & Notes—40.99%

Aerospace & Defense—1.46%

BAE Systems Holdings Inc., Sr. Unsec. Gtd. Notes, 4.95%, 06/01/14(b)	$1,200,000	$1,261,889
Honeywell International Inc., Sr. Unsec. Unsub. Notes, 3.88%, 02/15/14	1,800,000	1,885,541

		3,147,430

Apparel Retail—0.96%

TJX Cos. Inc., Sr. Unsec. Notes, 4.20%, 08/15/15	2,000,000	2,072,403

Asset Management & Custody Banks—0.19%

Bank of New York Mellon Corp. (The), Sr. Unsec. Notes, 4.30%, 05/15/14	390,000	411,433

Automobile Manufacturers—0.33%

Hyundai Capital Services Inc. (South Korea), Medium-Term Notes, 6.00%, 05/05/15(b)	700,000	706,674

Brewers—0.99%

Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/15(b)	1,000,000	1,006,004
Sr. Unsec. Gtd. Unsub. Notes, 7.20%, 01/15/14(b)	1,000,000	1,122,389

		2,128,393

Broadcasting—0.51%

COX Communications Inc., Sr. Unsec. Global Notes, 4.63%, 01/15/10	460,000	463,139
5.45%, 12/15/14	580,000	623,577

		1,086,716

Cable & Satellite—0.55%

Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.25%, 02/14/14	1,000,000	1,174,366

Computer & Electronics Retail—0.46%

Best Buy Co. Inc., Sr. Unsec. Unsub. Global Notes, 6.75%, 07/15/13	920,000	993,135

Computer Hardware—0.86%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 4.25%, 02/24/12	1,750,000	1,855,922

Consumer Finance—0.26%

Capital One Bank USA N.A., Sr. Unsec. Global Notes, 5.75%, 09/15/10	540,000	559,836

Diversified Banks—1.75%

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 5.20%, 07/10/14	415,000	442,541
Pooled Funding Trust I, Sec. Pass Through Ctfs., 2.74%, 02/15/12 (Acquired 02/04/09; Cost $1,999,700)(b)	2,000,000	2,051,028
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Unsub. Medium-Term Notes, 4.88%, 08/25/14(b)	820,000	834,406
Wachovia Corp. -Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	400,000	429,147

		3,757,122

Electric Utilities—0.94%

DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	500,000	580,648
Sr. Unsec. Notes, 7.88%, 08/16/10	700,000	734,488
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	700,000	710,097

		2,025,233

Health Care Distributors—0.25%

CareFusion Corp., Sr. Unsec. Notes, 6.38%, 08/01/19(b)	500,000	544,523

Health Care Services—0.85%

Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	1,300,000	1,387,152
6.25%, 06/15/14	400,000	441,902

		1,829,054

Home Improvement Retail—0.93%

Home Depot Inc., Sr. Unsec. Unsub. Floating Rate Global Notes, 0.42%, 12/16/09(c)	2,000,000	2,000,125

Housewares & Specialties—0.26%

Newell Rubbermaid Inc., Sr. Unsec. Unsub. Notes, 4.00%, 05/01/10	540,000	548,077
See accompanying notes which are an integral part of this schedule.
AIM Short Term Bond Fund

	Principal
	Amount	Value
Hypermarkets & Super Centers—0.13%

Wal-Mart Stores Inc., Sr. Unsec. Notes, 3.00%, 02/03/14	$270,000	$276,710

Insurance Brokers—0.91%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 5.15%, 09/15/10	1,900,000	1,955,308

Integrated Oil & Gas—1.64%

ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	1,500,000	1,616,679
Husky Energy Inc. (Canada), Sr. Unsec. Unsub. Global Notes, 5.90%, 06/15/14	745,000	808,481
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Unsub. Notes, 6.38%, 11/05/14(b)	1,100,000	1,102,178

		3,527,338

Integrated Telecommunication Services—5.03%

AT&T Inc., Sr. Unsec. Unsub. Global Notes, 6.70%, 11/15/13	1,000,000	1,137,813
British Telecommunications PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 9.13%, 12/15/10	1,160,000	1,247,658
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Unsub. Notes, 3.75%, 05/20/11(b)	1,280,000	1,321,028
7.38%, 11/15/13(b)	1,000,000	1,152,973
5.55%, 02/01/14(b)	840,000	911,724
DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 05/15/16	1,000,000	1,085,000
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Unsub. Global Bonds, 8.00%, 10/01/10	1,100,000	1,166,387
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Unsub. Global Notes, 4.88%, 10/01/10	970,000	998,702
Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	1,250,000	1,321,926
Windstream Georgia Communications Corp., Sr. Unsec. Deb., 6.50%, 11/15/13	474,000	472,234

		10,815,445

Investment Banking & Brokerage—0.83%

Goldman Sachs Group Inc. (The), Sr. Medium-Term Global Notes, 3.63%, 08/01/12	355,000	366,730
Sr. Medium-Term Notes, 6.00%, 05/01/14	375,000	412,936
Sr. Unsec. Floating Rate Medium-Term Notes, 0.37%, 12/23/09(c)	1,000,000	1,000,175

		1,779,841

Life & Health Insurance—1.02%

Metropolitan Life Global Funding I, Sr. Sec. Unsub. Notes, 5.13%, 11/09/11(b)	745,000	783,214
Monumental Global Funding II, Sr. Sec. Unsub. Notes, 5.65%, 07/14/11(b)	720,000	757,210
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	615,000	645,805

		2,186,229

Managed Health Care—0.97%

UnitedHealth Group Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	880,000	918,252
Sr. Unsec. Unsub. Notes, 5.25%, 03/15/11	1,110,000	1,159,894

		2,078,146

Mortgage Backed Securities—0.34%

U.S. Bank N.A., Sr. Unsec. Unsub. Medium-Term Global Notes, 5.92%, 05/25/12	697,221	726,600

Multi-Line Insurance—1.94%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Notes, 4.88%, 02/01/10(b)	1,490,000	1,486,257
Metropolitan Life Global Funding I, Sr. Sec. Unsub. Global Notes, 5.13%, 04/10/13(b)	1,540,000	1,630,908
Pricoa Global Funding I, Sec. Notes, 4.63%, 06/25/12(b)	1,000,000	1,044,305

		4,161,470

Multi-Utilities—0.73%

Dominion Resources Inc., Sr. Unsec. Unsub. Notes, 5.20%, 08/15/19	760,000	789,663
Pacific Gas & Electric Co., Sr. Unsec. Notes, 6.25%, 12/01/13	700,000	789,754

		1,579,417

Oil & Gas Exploration & Production—0.22%

XTO Energy Inc., Sr. Unsec. Unsub. Notes, 5.75%, 12/15/13	440,000	480,424

Other Diversified Financial Services—6.18%

Bank of America Corp., Sr. Unsec. Unsub. Global Notes, 6.50%, 08/01/16	1,330,000	1,414,981
See accompanying notes which are an integral part of this schedule.
AIM Short Term Bond Fund

	Principal
	Amount	Value
Other Diversified Financial Services—(continued)

Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.68%, 07/19/10(c)	$1,040,000	$1,043,103
Citigroup Inc., Sr. Unsec. Notes, 5.50%, 10/15/14	1,060,000	1,091,078
Sr. Unsec. Unsub. Global Notes, 5.10%, 09/29/11	1,390,000	1,448,111
Countrywide Financial Corp., Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes, 5.80%, 06/07/12	880,000	936,100
Countrywide Home Loans Inc.-Series L, Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes, 4.00%, 03/22/11	490,000	501,638
General Electric Capital Corp., Sr. Unsec. Global Notes, 4.38%, 09/21/15	1,500,000	1,525,146
Sr. Unsec. Unsub. Global Notes, 5.90%, 05/13/14	995,000	1,090,030
Series A, Sr. Unsec. Floating Rate Medium-Term Global Notes, 0.42%, 12/15/09(c)	1,000,000	1,000,052
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	640,000	679,169
MassMutual Global Funding II, Notes, 3.63%, 07/16/12(b)	1,000,000	1,010,352
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	1,470,000	1,536,593
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39%, (Acquired 12/07/04-12/01/06; Cost $519,125) (b)(c)(d)(e)	520,000	1,690

		13,278,043

Packaged Foods & Meats—1.05%

H.J. Heinz Finance Co., Sr. Unsec. Gtd. Unsub. Global Notes, 6.00%, 03/15/12	1,250,000	1,353,783
Kraft Foods Inc., Sr. Unsec. Global Notes, 5.63%, 11/01/11	850,000	908,014

		2,261,797

Paper Packaging—0.43%

Bemis Co. Inc., Sr. Unsec. Unsub. Notes, 5.65%, 08/01/14	860,000	920,875

Personal Products—0.95%

Avon Products Inc., Sr. Unsec. Notes, 5.63%, 03/01/14	750,000	823,751
Mead Johnson Nutrition Co., Sr. Unsec. Gtd. Notes, 3.50%, 11/01/14(b)	1,200,000	1,208,440

		2,032,191

Pharmaceuticals—0.80%

Roche Holdings Inc., Sr. Unsec. Gtd. Unsub. Notes, 4.50%, 03/01/12(b)	1,620,000	1,720,792

Property & Casualty Insurance—0.37%

Allstate Corp. (The), Sr. Unsec. Notes, 6.20%, 05/16/14	725,000	803,369

Publishing—0.55%

Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 08/01/11	1,100,000	1,191,025

Research & Consulting Services—1.19%

Erac USA Finance Co., Sr. Unsec. Gtd. Unsub. Notes, 8.00%, 01/15/11(b)	1,120,000	1,178,397
Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	1,320,000	1,380,768

		2,559,165

Retail REIT’s—0.79%

Simon Property Group L.P., Sr. Unsec. Unsub. Notes, 6.75%, 05/15/14	800,000	869,853
Westfield Capital Corp. Ltd./ WT Finance Aust Pty Ltd./ WEA Finance LLC, Sr. Unsec. Gtd. Notes, 4.38%, 11/15/10(b)	820,000	831,618

		1,701,471

Soft Drinks—0.30%

Coca-Cola Amatil Ltd. (Australia), Sr. Gtd. Notes, 3.25%, 11/02/14(b)	650,000	653,641

Specialized Finance—0.23%

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	500,000	504,847

Specialty Stores—0.78%

Staples Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 04/01/11	1,550,000	1,670,488

Steel—0.22%

ArcelorMittal (Luxembourg), Sr. Unsec. Unsub. Global Notes, 9.00%, 02/15/15	410,000	470,117

Trading Companies & Distributors—0.25%

GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	530,000	539,724

Wireless Telecommunication Services—1.59%

Alltel Corp., Sr. Unsec. Global Notes, 7.00%, 07/01/12	265,000	294,588
American Tower Corp., Sr. Unsec. Notes, 4.63%, 04/01/15(b)	800,000	812,513
Vodafone Group PLC, (United Kingdom) Sr. Unsec. Global Notes, 5.50%, 06/15/11	540,000	572,882
See accompanying notes which are an integral part of this schedule.
AIM Short Term Bond Fund

	Principal
	Amount	Value
Wireless Telecommunication Services—(continued)

Sr. Unsec. Unsub. Global Notes, 7.75%, 02/15/10	$1,700,000	$1,732,172

		3,412,155

Total Bonds & Notes (Cost $84,742,238)		88,127,070

U.S. Treasury Notes—21.67%

1.13%, 06/30/11	3,600,000	3,626,156
1.38%, 03/15/12(f)	7,500,000	7,544,531
1.75%, 08/15/12	22,100,000	22,355,531
1.38%, 09/15/12	5,000,000	5,000,782
1.50%, 12/31/13	8,220,000	8,065,875

Total U.S. Treasury Notes (Cost $46,539,202)		46,592,875

U.S. Government Sponsored Mortgage-Backed Securities—14.75%

Collateralized Mortgage Obligations—1.11%

Freddie Mac REMICS, 5.00%, 01/15/13	2,247,062	2,376,006

Federal Home Loan Mortgage Corp. (FHLMC)—3.02%

Pass Through Ctfs., 8.00%, 11/20/12	145,748	152,948
9.00%, 05/01/15	190,967	220,319
7.50%, 06/01/16 to 07/01/24	473,388	513,876
7.00%, 12/01/16 to 10/01/34	1,592,933	1,760,794
6.00%, 02/01/17 to 03/01/23	2,223,598	2,372,274
8.50%, 02/01/19 to 08/17/26	1,109,061	1,254,055
6.50%, 12/01/35	211,377	227,168

		6,501,434

Federal National Mortgage Association (FNMA)—7.46%

Pass Through Ctfs., 7.50%, 02/01/15 to 02/01/31	1,137,158	1,285,577
7.00%, 04/01/15 to 08/01/36	8,673,913	9,545,842
8.50%, 09/01/15 to 07/01/30	516,796	591,432
6.50%, 11/01/16 to 10/01/35	2,427,826	2,628,905
8.00%, 09/01/17 to 08/01/32	1,467,647	1,660,520
9.00%, 02/01/21 to 01/01/30	276,319	315,995
10.00%, 05/01/26	19,274	20,798

		16,049,069

Government National Mortgage Association (GNMA)—3.16%

Pass Through Ctfs., 6.50%, 10/15/13 to 02/15/34	3,063,124	3,314,609
7.00%, 05/15/17 to 06/15/32	1,273,288	1,409,242
7.00%, 12/15/17(f)	474,812	511,948
6.00%, 06/15/18	367,810	397,258
7.75%, 11/15/19 to 02/15/21	260,053	290,939
7.50%, 12/20/25 to 07/15/32	407,829	461,807
8.50%, 07/20/27	143,767	164,825
8.00%, 10/15/30	200,025	234,256

		6,784,884

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $29,024,169)		31,711,393

Asset-Backed Securities—10.36%

Bear Stearns Adjustable Rate Mortgage Trust -Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.54%, 08/25/33(c)	914,049	825,026
Capital One Multi-Asset Execution Trust -Series 2007-A6, Class A6, Floating Rate Pass Through Ctfs., 0.32%, 05/15/13(c)	1,800,000	1,794,524
Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	1,230,000	1,335,776
Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	545,000	555,735
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.27%, 08/25/34(c)	2,121,768	2,041,788
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	609,626	576,289
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.18%, 09/26/34(b)(c)	1,197,815	1,146,003
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	1,000,000	1,022,281
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(b)	1,070,000	1,129,465
Morgan Stanley Capital I, Series 2005-T17, Class A4, Pass Through Ctfs., 4.52%, 12/13/41	720,000	727,051
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	933,798	960,308
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, Pass Through Ctfs., 5.22%, 11/15/11	616,907	625,332
Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, 0.34%, 04/25/12 (Acquired 05/11/07; Cost $301,529)(b)(c)	301,529	120,612
See accompanying notes which are an integral part of this schedule.
AIM Short Term Bond Fund

	Principal
	Amount	Value
Asset Backed Securities—(continued)

TIAA Seasoned Commercial Mortgage Trust -Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(c)	$1,000,000	$1,040,327
USAA Auto Owner Trust, Series 2006-2, Class A4, Pass Through Ctfs., 5.37%, 02/15/12	677,351	688,917
Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	1,600,000	1,641,204
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.85%, 08/25/33(c)	1,621,958	1,533,850
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.47%, 07/25/34(c)	932,999	897,162
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 4.44%, 12/25/34(c)	1,776,912	1,703,412
Series 2006-16, Class A12, Pass Through Ctfs., 5.00%, 11/25/36	1,053,152	1,027,342
Wirefree Partners III -Series 2005-1A, Notes, 6.00%, 11/17/19 (Acquired 10/12/06; Cost $1,281,479)(b)	1,295,343	873,763

Total Asset-Backed Securities (Cost $22,138,899)		22,266,167

U.S. Government Sponsored Agency Securities—4.50%

Federal Home Loan Mortgage Corp. (FHLMC)—1.86%

Unsec. Global Notes, 1.13%, 12/15/11	4,000,000	4,001,812

Federal National Mortgage Association (FNMA)—2.64%

Unsec. Global Notes, 1.00%, 11/23/11	2,400,000	2,398,479
2.63%, 11/20/14	3,270,000	3,277,691

		5,676,170

Total U.S. Government Sponsored Agency Securities (Cost $9,641,032)		9,677,982

	Shares
Preferred Stocks—0.05%

Life & Health Insurance—0.05%

Channel Reinsurance Ltd. (Bermuda), 1.21% Pfd. (Acquired 10/30/09; Cost $109,500) (b) (Cost $109,500)	730	$109,500

Money Market Funds—7.66%

Liquid Assets Portfolio-Institutional Class (g)	8,240,134	8,240,134
Premier Portfolio-Institutional Class (g)	8,240,134	8,240,134

Total Money Market Funds (Cost $16,480,268)		16,480,268

TOTAL INVESTMENTS—99.98% (Cost $208,675,308)		214,965,255

OTHER ASSETS LESS LIABILITIES—0.02%		53,283

NET ASSETS—100.00%		$215,018,538

Investment Abbreviations:

Ctfs.	—Certificates

Deb.	—Debentures

Gtd.	—Guaranteed

Pfd.	—Preferred

REIT	—Real Estate Investment Trust

REMICS	—Real Estate Mortgage Investment Conduits

Sec.	—Secured

Sr.	—Senior

Unsec.	—Unsecured

Unsub.	—Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2009 was $31,830,814, which represented 14.80% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2009.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at October 31, 2009 represented 0.00% of the Fund’s Net Assets.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM Short Term Bond Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
AIM Short Term Bond Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
AIM Short Term Bond Fund

     The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$109,500	$—	$—	$109,500
U.S. Treasury Debt Securities	—	46,592,875	—	46,592,875
U.S. Government Sponsored Mortgage-Backed Debt Securities	—	41,389,375	—	41,389,375
Corporate Debt Securities	—	88,127,070	—	88,127,070
Asset Backed Securities	—	22,266,167	—	22,266,167
Money Market Funds	16,480,268			16,480,268
				214,965,255
Other Investments*	(59,088)	—	—	(59,088)

Total Investments	16,530,680	198,375,487	—	214,906,167

*	Other Investments include futures, which are included at unrealized appreciation (depreciation).
NOTE 3 — Derivative Instruments
Effective February 01, 2009, the Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of October 31, 2009:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$408,846	$(467,934)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the three months ended October 31, 2009
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations

Futures *
Realized Gain (Loss)
Interest rate risk	$(978,481)
Change in Unrealized Appreciation
Interest rate risk	$489,479

Total	$(489,002)

*	The average value of futures during the period was $96,682,162.
AIM Short Term Bond Fund

Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 2 Year Notes	246	December-2009/Long	$53,531,906	$385,346
U.S. Treasury 5 Year Notes	382	December-2009/Short	(44,485,094)	(381,959)
U.S. Treasury 10 Year Notes	119	December-2009/Short	(14,114,515)	(62,475)

Subtotal			$(58,599,609)	$(444,434)

Total			$(5,067,703)	$(59,088)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2009 was $58,945,800 and $52,142,182, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,524,352
Aggregate unrealized (depreciation) of investment securities	(1,234,405)

Net unrealized appreciation of investment securities	$6,289,947

Investments have the same cost for tax and financial statement purposes.
AIM Short Term Bond Fund

AIM U.S. Government Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2009
invescoaim.com          GOV-QTR-1 10/09          Invesco Aim Advisors, Inc.

Schedule of Investments
October 31, 2009
(Unaudited)

	Principal
	Amount	Value
U.S. Government Sponsored Mortgage-Backed Securities—83.53%

Collateralized Mortgage Obligations—59.34%

Fannie Mae Grantor Trust, 5.34%, 04/25/12	$8,000,000	$8,593,230
Fannie Mae REMICs, 4.50%, 05/25/15 to 07/25/28	3,483,449	3,573,770
5.00%, 12/25/15 to 01/25/26	6,139,838	6,292,211
5.50%, 02/25/17 to 03/01/38	28,903,541	29,566,883
6.50%, 07/25/23	317,637	318,113
6.00%, 05/25/26 to 10/25/33	42,528,644	43,720,703
Federal Home Loan Bank, 5.27%, 12/28/12	4,029,046	4,288,945
Freddie Mac REMICs, 6.75%, 06/15/11	120,351	124,329
5.38%, 08/15/11 to 09/15/11	2,589,962	2,686,147
5.25%, 08/15/11 to 08/15/32	12,328,832	12,867,254
4.50%, 06/15/15 to 04/15/30	11,701,544	12,014,160
5.00%, 04/15/16 to 11/15/32	40,552,350	41,908,497
3.50%, 06/15/16 to 05/15/22	4,401,925	4,497,184
6.00%, 09/15/16 to 09/15/29	57,837,765	59,200,157
4.00%, 02/15/17 to 02/15/30	5,140,329	5,249,872
5.75%, 12/15/18	8,996,889	9,219,490
5.50%, 02/15/23 to 10/15/28	93,345,428	95,688,803
4.75%, 04/15/31	6,126,960	6,234,709
Ginnie Mae REMICs, 5.50%, 04/16/31	5,559,032	5,863,045
4.50%, 11/20/34	16,265,298	16,781,544
4.00%, 03/20/36	10,726,323	11,039,376

		379,728,422

Federal Home Loan Mortgage Corp. (FHLMC)—6.86%

Pass Through Ctfs., 7.00%, 11/01/10 to 03/01/36	5,794,622	6,331,392
6.50%, 02/01/11 to 02/01/35	8,215,821	8,911,268
12.00%, 02/01/13	338	373
8.00%, 12/01/15 to 02/01/35	9,933,908	11,268,791
10.00%, 02/01/16 to 04/01/20	355,098	403,134
6.00%, 06/01/17 to 05/01/33	6,254,874	6,728,549
10.50%, 08/01/19 to 01/01/21	63,268	71,466
8.50%, 09/01/20 to 05/01/26	195,183	218,016
9.50%, 11/01/20 to 04/01/25	303,244	342,672
9.00%, 06/01/21 to 04/01/25	1,244,911	1,383,715
7.05%, 05/20/27	610,596	678,889
7.50%, 09/01/30 to 05/01/34	6,684,815	7,534,425

		43,872,690

Federal National Mortgage Association (FNMA)—12.21%

Pass Through Ctfs., 7.50%, 08/01/10 to 08/01/36	10,782,360	12,124,151
7.00%, 05/01/11 to 06/01/36	18,234,977	20,118,286
8.00%, 02/01/12 to 11/01/37	11,694,284	13,202,265
8.50%, 06/01/12 to 08/01/37	6,182,626	7,028,360
6.00%, 10/01/13 to 04/01/24	3,277,563	3,537,965
6.50%, 06/01/14 to 09/01/34	8,457,614	9,160,340
9.50%, 07/01/16 to 08/01/22	56,905	63,693
9.00%, 12/01/16	106,314	118,401
5.00%, 01/01/17 to 12/01/18	2,863,473	3,057,351
10.00%, 12/20/19 to 12/20/21	430,168	480,750
5.50%, 03/01/21 to 10/01/22	1,117,562	1,189,844
6.75%, 07/01/24	1,215,227	1,339,434
10.29%, 04/20/25	154,352	172,311
6.95%, 07/01/25 to 09/01/26	289,689	321,983
Pass Through Ctfs., TBA, 4.50%, 11/01/24(a)	3,000,000	3,117,186
5.00%, 11/01/39(a)	3,000,000	3,110,157

		78,142,477

Government National Mortgage Association (GNMA)—5.12%

Pass Through Ctfs., 11.00%, 03/15/10 to 09/15/15	870	938
13.00%, 01/15/11 to 12/15/14	33,154	38,521
13.50%, 05/15/11 to 10/15/12	20,372	22,354
7.00%, 08/20/12 to 12/15/36(b)	3,669,246	4,047,687
12.00%, 02/15/13 to 07/15/15	20,158	21,626
10.50%, 02/15/16	3,146	3,519
10.00%, 06/15/16 to 07/15/24	549,459	608,345
8.50%, 09/20/16 to 01/15/37	159,220	172,792
9.00%, 10/15/16 to 04/15/21	43,339	48,297
8.75%, 10/20/16	39,040	43,025
8.00%, 03/20/17 to 08/15/36	3,704,187	4,253,819
9.50%, 08/15/17 to 03/15/23	199,750	227,216
6.50%, 09/15/17 to 04/15/35	12,761,428	13,818,639
6.95%, 07/20/25 to 11/20/26	1,398,757	1,528,307
7.50%, 03/15/26 to 10/15/35	3,821,341	4,266,590
6.00%, 12/15/28 to 08/15/33(b)	3,424,858	3,675,794
		32,777,469

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $524,897,536)		534,521,058

See accompanying notes which are an integral part of this schedule.
AIM U.S. Government Fund

	Principal
	Amount	Value
U.S. Government Sponsored Agency Securities—11.37%

Federal Farm Credit Bank (FFCB)—5.30%

Bonds, 3.00%, 09/22/14	$9,000,000	$9,156,716
5.75%, 01/18/22	16,000,000	17,140,120
Medium-Term Notes, 5.75%, 12/07/28	7,000,000	7,576,570

		33,873,406

Federal Home Loan Bank (FHLB)—3.62%
Sr. Global Bonds, 1.88%, 06/20/12	7,000,000	7,087,414
Unsec. Global Notes, 1.38%, 05/16/11	10,000,000	10,104,326
1.63%, 11/21/12	6,000,000	5,994,204

		23,185,944

Federal Home Loan Mortgage Corp. (FHLMC)—0.59%

Sr. Unsec. Global Notes, 1.75%, 06/15/12	3,750,000	3,784,598

Federal National Mortgage Association (FNMA)—1.86%

Unsec. Global Notes, 1.75%, 03/23/11	10,000,000	10,151,431
1.75%, 08/10/12	1,750,000	1,760,526
		11,911,957

Total U.S. Government Sponsored Agency Securities (Cost $70,146,355)		72,755,905

U.S. Treasury Securities—4.13%

U.S. Treasury Notes—3.68%

3.13%, 11/30/09(b)	965,000	967,069
1.13%, 06/30/11	2,900,000	2,921,070
1.00%, 09/30/11	3,000,000	3,008,203
3.13%, 05/15/19(b)	17,000,000	16,636,094

		23,532,436

U.S. Treasury Bonds—0.45%

4.25% , 05/15/39	2,900,000	2,908,156

Total U.S. Treasury Securities (Cost $25,934,769)		26,440,592

Foreign Sovereign Bonds—0.36%

Sovereign Debt—0.36%

Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Global Bonds, 5.13%, 11/01/24 (Cost $2,218,312)	2,200,000	2,273,977

	Shares
Money Market Funds—0.97%

Government & Agency Portfolio — Institutional Class (Cost $6,237,937)(c)	6,237,937	$6,237,937

TOTAL INVESTMENTS—100.36% (Cost $629,434,909)		642,229,469

OTHER ASSETS LESS LIABILITIES—(0.36)%		(2,317,496)

NET ASSETS—100.00%		$639,911,973

Investment Abbreviations:

Ctfs.	—Certificates

Gtd.	—Guaranteed

REMICS	—Real Estate Mortgage Investment Conduits

Sr.	—Senior

TBA	—To Be Announced

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings
October 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM U.S. Government Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on
AIM U.S. Government Fund

E.	Dollar Roll and Forward Commitment Transactions — (continued)

the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
AIM U.S. Government Fund

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,237,937	$—	$—	$6,237,937
U.S. Treasury Debt Securities	—	26,440,592	—	26,440,592
U.S. Government Sponsored Mortgage-Backed Debt Securities	—	607,276,963	—	607,276,963
Foreign Government Debt Securities	—	2,273,977	—	2,273,977
				642,229,469
Other Investments*	3,273,221	—	—	3,273,221

Total Investments	$9,511,158	$635,991,532	$—	$645,502,690

*	Other Investments includes futures, which are included at unrealized appreciation.
NOTE 3 — Derivative Investments
Effective February 1, 2009, the Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
AIM U.S. Government Fund

Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of October 31, 2009:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$3,332,224	$(59,003)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the three months ended October 31, 2009
The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures *
Realized Gain
Interest rate risk	$4,997,583
Change in Unrealized Appreciation
Interest rate risk	72,333

Total	$5,069,916

*	The average value of futures outstanding during the period was $316,308,682.
Open Futures Contracts at Period-End

	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation
U.S. Treasury 2 Year Notes	213	December-2009/Long	$46,350,797	$385,605
U.S. Treasury 5 Year Notes	940	December-2009/Long	109,465,937	1,271,563
U.S. Treasury 10 Year Notes	471	December-2009/Long	55,865,016	713,894
U.S. Treasury 30 Year Bonds	907	December-2009/Long	108,981,719	902,159

Total			$320,663,469	$3,273,221

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2009 was $69,162,999 and $79,396,585, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $3,003,047 and $1,515,000, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$13,241,415
Aggregate unrealized (depreciation) of investment securities	(388,958)

Net unrealized appreciation of investment securities	$12,852,457

Cost of investments for tax purposes is $629,377,012.
AIM U.S. Government Fund

Item 2. Controls and Procedures.
(a)	As of December 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2009, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM INVESTMENT SECURITIES FUNDS

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	December 30, 2009
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	December 30, 2009

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	December 30, 2009

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.